INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)
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Shares                                                                                                                    Value
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
Common Stock - 99.8%
Advertising Agencies - 0.5%
            29,800  Interpublic Group of Companies, Inc.*                                                             $      247,936
            30,600  Omnicom Group, Inc.                                                                                    1,187,586
                                                                                                                           1,435,522
Aerospace and Defense - 0.6%
             3,400  Boeing Co.                                                                                               246,874
             5,700  General Dynamics Corp.                                                                                   440,040
               500  Lockheed Martin Corp.                                                                                     41,610
             1,700  Northrop Grumman Corp.                                                                                   111,469
            14,600  Rockwell Collins, Inc.                                                                                   913,814
                                                                                                                           1,753,807
Aerospace and Defense - Equipment - 0.9%
            29,100  B.F. Goodrich Co.                                                                                      2,052,132
             9,300  United Technologies Corp.                                                                                684,573
                                                                                                                           2,736,705
Agricultural Chemicals - 0.1%
             4,800  CF Industries Holdings, Inc.                                                                             437,664
Agricultural Operations - 0.1%
            14,000  Archer-Daniels-Midland Co.                                                                               404,600
Airlines - 0.1%
            16,000  Southwest Airlines Co.                                                                                   211,520
Apparel Manufacturers - 0.9%
            38,600  Coach, Inc.                                                                                            1,525,472
            12,200  Polo Ralph Lauren Corp.                                                                                1,037,488
               400  VF Corp.                                                                                                  32,060
                                                                                                                           2,595,020
Appliances - 0.1%
             1,900  Whirlpool Corp.                                                                                          165,775
Applications Software - 2.5%
            17,800  Citrix Systems, Inc.*                                                                                    844,966
             3,600  Intuit, Inc.*                                                                                            123,624
           163,600  Microsoft Corp.                                                                                        4,788,572
            32,100  Red Hat, Inc.*                                                                                           939,567
            13,000  Salesforce.com, Inc.*                                                                                    967,850
                                                                                                                           7,664,579
Athletic Footwear - 0%
             1,900  NIKE, Inc. - Class B                                                                                     139,650
Audio and Video Products - 0.2%
            11,600  Harman International Industries, Inc.*                                                                   542,648
Automotive - Cars and Light Trucks - 0.3%
            76,300  Ford Motor Co.*                                                                                          959,091
Automotive - Truck Parts and Equipment - Original - 0.3%
            27,200  Johnson Controls, Inc.                                                                                   897,328
Beverages - Non-Alcoholic - 2.8%
            55,700  Coca-Cola Co.                                                                                          3,063,500
            58,400  Coca-Cola Enterprises, Inc.                                                                            1,615,344
            43,700  Dr. Pepper Snapple Group, Inc.                                                                         1,536,929
            34,044  PepsiCo, Inc.                                                                                          2,252,351
                                                                                                                           8,468,124
Beverages - Wine and Spirits - 0.1%
            16,000  Constellation Brands, Inc. - Class A*                                                                    263,040
Brewery - 0.2%
            14,500  Molson Coors Brewing Co. - Class B                                                                       609,870
Broadcast Services and Programming - 0.5%
             8,500  Discovery Holding Co. - Class A*                                                                         287,215
            26,300  Scripps Networks Interactive, Inc. - Class A                                                           1,166,405
                                                                                                                           1,453,620
Building - Residential and Commercial - 0%
             2,900  Lennar Corp. - Class A                                                                                    49,909
Cable/Satellite TV - 1.1%
            52,100  Comcast Corp. - Class A                                                                                  980,522
            10,600  DIRECTV Group, Inc.-Class A*                                                                             358,386
            38,000  Time Warner Cable, Inc. - Class A                                                                      2,025,780
                                                                                                                           3,364,688
Casino Services - 0.1%
            10,100  International Game Technology                                                                            186,345
Chemicals - Diversified - 1.0%
            10,300  Dow Chemical Co.                                                                                         304,571
            41,100  E.I. du Pont de Nemours & Co.                                                                          1,530,564
            17,300  PPG Industries, Inc.                                                                                   1,131,420
                                                                                                                           2,966,555
Chemicals - Specialty - 0.2%
            10,400  Eastman Chemical Co.                                                                                     662,272
               300  International Flavors & Fragrances, Inc.                                                                  14,301
             1,300  Sigma-Aldrich Corp.                                                                                       69,758
                                                                                                                             746,331
Commercial Banks - 0.2%
             6,000  BB&T Corp.                                                                                               194,340
                62  First Horizon National Corp.*                                                                                871
             2,200  M&T Bank Corp.                                                                                           174,636
             4,900  Marshall & Ilsley Corp.                                                                                   39,445
            21,200  Regions Financial Corp.                                                                                  166,420
             2,700  Zions Bancorporation                                                                                      58,914
                                                                                                                             634,626
Commercial Services - 0%
             1,100  Iron Mountain, Inc.                                                                                       30,140
Commercial Services - Finance - 1.3%
               100  Automatic Data Processing, Inc.                                                                            4,447
               500  Equifax, Inc.                                                                                             17,900
            15,500  H&R Block, Inc.                                                                                          275,900
             5,400  MasterCard, Inc. - Class A                                                                             1,371,600
             3,300  Moody's Corp.                                                                                             98,175
            39,700  Total System Services, Inc.                                                                              621,702
            14,000  Visa, Inc. - Class A                                                                                   1,274,420
            25,300  Western Union Co.                                                                                        429,088
                                                                                                                           4,093,232
Computer Aided Design - 0%
             4,900  Autodesk, Inc.*                                                                                          144,158
Computer Services - 1.2%
            49,800  Cognizant Technology Solutions Corp.*                                                                  2,538,804
            22,100  Computer Sciences Corp.*                                                                               1,204,229
                                                                                                                           3,743,033
Computers - 6.4%
            30,700  Apple, Inc.*                                                                                           7,212,350
            94,900  Dell, Inc.*                                                                                            1,424,449
            76,900  Hewlett-Packard Co.                                                                                    4,087,235
            53,100  International Business Machines Corp.                                                                  6,810,075
                                                                                                                          19,534,109
Computers - Integrated Systems - 0.5%
            54,700  Terdata Corp.*                                                                                         1,580,283
Computers - Memory Devices - 1.4%
            42,600  EMC Corp.*                                                                                               768,504
            62,300  NetApp, Inc.*                                                                                          2,028,488
            34,300  Western Digital Corp.*                                                                                 1,337,357
                                                                                                                           4,134,349
Computers - Peripheral Equipment - 0.1%
             8,600  Lexmark International, Inc. - Class A*                                                                   310,288
Consumer Products - Miscellaneous - 0%
             1,900  Kimberly-Clark Corp.                                                                                     119,472
Containers - Metal and Glass - 0.3%
            12,200  Ball Corp.                                                                                               651,236
             9,900  Owens-Illinois, Inc.*                                                                                    351,846
                                                                                                                           1,003,082
Containers - Paper and Plastic - 0.2%
            29,400  Sealed Air Corp.                                                                                         619,752
Cosmetics and Toiletries - 1.5%
            37,600  Avon Products, Inc.                                                                                    1,273,512
             8,000  Colgate-Palmolive Co.                                                                                    682,080
             3,200  Estee Lauder Cos., Inc. - Class A                                                                        207,584
            39,775  Procter & Gamble Co.                                                                                   2,516,564
                                                                                                                           4,679,740
Cruise Lines - 0%
             2,700  Carnival Corp. (U.S. Shares)                                                                             104,976
Data Processing and Management - 0.7%
            56,200  Fidelity National Information Services, Inc.                                                           1,317,328
            17,800  Fiserv, Inc.*                                                                                            903,528
                                                                                                                           2,220,856
Dental Supplies and Equipment - 0.3%
             2,100  Dentsply International, Inc.                                                                              73,185
            24,400  Patterson Companies, Inc.                                                                                757,620
                                                                                                                             830,805
Dialysis Centers - 0.1%
             4,500  DaVita, Inc.*                                                                                            285,300
Distribution/Wholesale - 0.1%
             2,600  W.W. Grainger, Inc.                                                                                      281,112
Diversified Banking Institutions - 2.9%
           106,106  Bank of America Corp.                                                                                  1,893,992
            60,800  Citigroup, Inc.*                                                                                         246,240
            17,600  Goldman Sachs Group, Inc.                                                                              3,003,088
            80,626  JPMorgan Chase & Co.                                                                                   3,608,014
             7,900  Morgan Stanley                                                                                           231,391
                                                                                                                           8,982,725
Diversified Operations - 2.9%
            20,000  3M Co.                                                                                                 1,671,400
             1,500  Dover Corp.                                                                                               70,125
             6,400  Eaton Corp.                                                                                              484,928
           250,500  General Electric Co.                                                                                   4,559,100
            19,900  Honeywell International, Inc.                                                                            900,873
            12,200  Illinois Tool Works, Inc.                                                                                577,792
             1,000  ITT Corp.                                                                                                 53,610
             6,200  Leggett & Platt, Inc.                                                                                    134,168
             3,800  Parker Hannifin Corp.                                                                                    246,012
             8,000  Textron, Inc.                                                                                            169,840
                                                                                                                           8,867,848
E-Commerce/Products - 0.6%
            13,300  Amazon.com, Inc.*                                                                                      1,805,209
E-Commerce/Services - 1.8%
            86,000  eBay, Inc.*                                                                                            2,317,700
            48,500  Expedia, Inc.*                                                                                         1,210,560
             7,400  Priceline.com, Inc.*                                                                                   1,887,000
                                                                                                                           5,415,260
Electric - Generation - 0.7%
           181,100  AES Corp.*                                                                                             1,992,100
Electric - Integrated - 0.9%
             3,700  CMS Energy Corp.                                                                                          57,202
            24,000  Constellation Energy Group, Inc.                                                                         842,640
             5,200  DTE Energy Co.                                                                                           231,920
            16,400  FPL Group, Inc.                                                                                          792,612
             6,700  Integrys Energy Group, Inc.                                                                              317,446
             8,000  Pepco Holdings, Inc.                                                                                     137,200
             1,500  PG&E Corp.                                                                                                63,630
            10,500  Public Service Enterprise Group, Inc.                                                                    309,960
             4,400  TECO Energy, Inc.                                                                                         69,916
                                                                                                                           2,822,526
Electric Products - Miscellaneous - 0.1%
             7,100  Molex, Inc.                                                                                              148,106
Electronic Components - Semiconductors - 2.8%
            44,800  Advanced Micro Devices, Inc.*                                                                            415,296
               600  Altera Corp.                                                                                              14,586
            30,800  Broadcom Corp. - Class A                                                                               1,021,944
           103,500  Intel Corp.                                                                                            2,303,910
            46,300  LSI Corp.*                                                                                               283,356
            39,600  Microchip Technology, Inc.                                                                             1,115,136
            10,500  Micron Technology, Inc.                                                                                  109,095
            28,300  National Semiconductor Corp.                                                                             408,935
             1,100  Nvidia Corp.*                                                                                             19,118
            13,900  QLogic Corp.*                                                                                            282,170
            93,300  Texas Instruments, Inc.                                                                                2,283,051
            12,900  Xilinx, Inc.                                                                                             328,950
                                                                                                                           8,585,547
Electronic Connectors - 0.1%
             8,800  Amphenol Corp. - Class A                                                                                 371,272
Electronic Forms - 0.4%
            32,400  Adobe Systems, Inc.*                                                                                   1,145,988
Electronic Measuring Instruments - 0.7%
            56,000  Agilent Technologies, Inc.*                                                                            1,925,840
             6,300  FLIR Systems, Inc.*                                                                                      177,660
                                                                                                                           2,103,500
Engineering - Research and Development Services - 0%
             2,300  Fluor Corp.                                                                                              106,973
Enterprise Software/Services - 1.3%
            16,900  BMC Software, Inc.*                                                                                      642,200
           127,277  Oracle Corp.                                                                                           3,269,746
                                                                                                                           3,911,946
Fiduciary Banks - 0.2%
            15,200  The Bank of New York Mellon Corp.                                                                        469,376
             5,900  State Street Corp.                                                                                       266,326
                                                                                                                             735,702
Filtration and Separations Products - 0%
             1,800  Pall Corp.                                                                                                72,882
Finance - Consumer Loans - 0.2%
            52,200  SLM Corp.*                                                                                               653,544
Finance - Credit Card - 0.7%
            37,900  American Express Co.                                                                                   1,563,754
            38,700  Discover Financial Services                                                                              576,630
                                                                                                                           2,140,384
Finance - Other Services - 0.5%
             3,500  CME Group, Inc.                                                                                        1,106,385
             2,200  IntercontinentalExchange, Inc.*                                                                          246,796
            10,000  NYSE Euronext                                                                                            296,100
                                                                                                                           1,649,281
Food - Confectionery - 0.3%
            13,500  J.M. Smucker Co.                                                                                         813,510
Food - Meat Products - 0.4%
             4,800  Hormel Foods Corp.                                                                                       201,648
            48,900  Tyson Foods, Inc. - Class A                                                                              936,435
                                                                                                                           1,138,083
Food - Miscellaneous/Diversified - 1.1%
            10,300  Campbell Soup Co.                                                                                        364,105
            14,300  ConAgra Foods, Inc.                                                                                      358,501
            12,800  General Mills, Inc.                                                                                      906,112
             3,200  H.J. Heinz Co.                                                                                           145,952
            11,200  Kellogg Co.                                                                                              598,416
            15,700  Kraft Foods, Inc. - Class A                                                                              474,768
            36,100  Sara Lee Corp.                                                                                           502,873
                                                                                                                           3,350,727
Food - Retail - 0.3
            21,100  Whole Foods Market, Inc.*                                                                                762,765
Gas - Distribution - 0.2%
            19,100  NiSource, Inc.                                                                                           301,780
             8,600  Sempra Energy                                                                                            429,140
                                                                                                                             730,920
Gold Mining - 0%
             2,400  Newmont Mining Corp.                                                                                     122,232
Home Decoration Products - 0.2%
            34,700  Newell Rubbermaid, Inc.                                                                                  527,440
Hotels and Motels - 0.4%
            27,483  Marriott International, Inc. - Class A                                                                   866,264
             3,900  Starwood Hotels & Resorts Worldwide, Inc.                                                                181,896
            11,500  Wyndham Worldwide Corp.                                                                                  295,895
                                                                                                                           1,344,055
Human Resources - 0.1%
            15,000  Monster Worldwide, Inc.*                                                                                 249,150
Independent Power Producer - 0.2%
            23,900  NRG Energy, Inc.*                                                                                        499,510
Industrial Automation and Robotics - 0.5%
            26,200  Rockwell Automation, Inc.                                                                              1,476,632
Industrial Gases - 0.7%
            26,500  Air Products & Chemicals, Inc.                                                                         1,959,675
             2,500  Praxair, Inc.                                                                                            207,500
                                                                                                                           2,167,175
Instruments - Scientific - 0.7%
            27,600  PerkinElmer, Inc.                                                                                        659,640
            11,300  Thermo Fisher Scientific, Inc.*                                                                          581,272
            13,500  Waters Corp.*                                                                                            911,790
                                                                                                                           2,152,702
Insurance Brokers - 0.1%
             9,700  Marsh & McLennan Cos., Inc.                                                                              236,874
Internet Security - 0.1%
             7,200  McAfee, Inc.*                                                                                            288,936
             1,400  Symantec Corp.*                                                                                           23,688
                                                                                                                             312,624
Investment Management and Advisory Services - 0.9%
            11,700  Ameriprise Financial, Inc.                                                                               530,712
             5,200  Federated Investors, Inc. - Class B                                                                      137,176
            14,000  Franklin Resources, Inc.                                                                               1,552,600
             7,600  INVESCO, Ltd.                                                                                            166,516
             1,900  Legg Mason, Inc.                                                                                          54,473
             6,600  T. Rowe Price Group, Inc.                                                                                362,538
                                                                                                                           2,804,015
Life and Health Insurance - 0.3%
             7,900  AFLAC, Inc.                                                                                              428,891
               300  Lincoln National Corp.                                                                                     9,210
             8,500  Principal Financial Group, Inc.                                                                          248,285
             3,400  Prudential Financial, Inc.                                                                               205,700
                                                                                                                             892,086
Machinery - Construction and Mining - 0.5%
            22,900  Caterpillar, Inc.                                                                                      1,439,265
Machinery - Farm - 0.1%
             2,800  Deere & Co.                                                                                              166,488
Machinery - Pumps - 0.1%
             3,700  Flowserve Corp.                                                                                          407,999
Medical - Biomedical and Genetic - 1.2%
             9,200  Amgen, Inc.*                                                                                             549,792
             7,100  Celgene Corp.*                                                                                           439,916
            40,100  Life Technologies Corp.*                                                                               2,096,027
             4,500  Millipore Corp.*                                                                                         475,200
                                                                                                                           3,560,935
Medical - Drugs - 2.6%
             3,500  Abbott Laboratories                                                                                      184,380
             7,600  Allergan, Inc.                                                                                           496,432
            20,800  Bristol-Myers Squibb Co.                                                                                 555,360
            12,700  Forest Laboratories, Inc.*                                                                               398,272
            29,300  King Pharmaceuticals, Inc.*                                                                              344,568
            94,086  Merck & Co., Inc.                                                                                      3,514,113
           148,483  Pfizer, Inc.                                                                                           2,546,483
                                                                                                                           8,039,608
Medical - Generic Drugs - 0.5%
            39,300  Mylan, Inc.*                                                                                             892,503
            15,300  Watson Pharmaceuticals, Inc.*                                                                            639,081
                                                                                                                           1,531,584
Medical - HMO - 1.6%
             2,600  Aetna, Inc.                                                                                               91,286
            44,100  CIGNA Corp.                                                                                            1,613,178
            42,100  Coventry Health Care, Inc.*                                                                            1,040,712
             4,000  Humana, Inc.*                                                                                            187,080
            14,400  UnitedHealth Group, Inc.                                                                                 470,448
            21,100  WellPoint, Inc.*                                                                                       1,358,418
                                                                                                                           4,761,122
Medical - Hospitals - 0.2%
           124,600  Tenet Healthcare Corp.*                                                                                  712,712
Medical - Wholesale Drug Distributors - 0.9%
            18,900  AmerisourceBergen Corp.                                                                                  546,588
             4,500  Cardinal Health, Inc.                                                                                    162,135
            29,700  McKesson Corp.                                                                                         1,951,884
                                                                                                                           2,660,607
Medical Instruments - 1.0%
            63,000  Boston Scientific Corp.*                                                                                 454,860
             4,300  Intuitive Surgical, Inc.*                                                                              1,496,959
            14,900  Medtronic, Inc.                                                                                          670,947
             7,600  St. Jude Medical, Inc.*                                                                                  311,980
                                                                                                                           2,934,746
Medical Products - 2.8%
             1,700  Baxter International, Inc.                                                                                98,940
             8,600  Carefusion Corp.*                                                                                        227,298
            31,800  Hospira, Inc.*                                                                                         1,801,470
            75,900  Johnson & Johnson                                                                                      4,948,680
             4,200  Stryker Corp.                                                                                            240,324
             1,500  Varian Medical Systems, Inc.*                                                                             82,995
            18,200  Zimmer Holdings, Inc.*                                                                                 1,077,440
                                                                                                                           8,477,147
Metal - Copper - 0.1%
             5,000  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           417,700
Metal Processors and Fabricators - 0.4%
             8,600  Precision Castparts Corp.                                                                              1,089,706
Motorcycle and Motor Scooter Manufacturing - 0%
             2,300  Harley-Davidson, Inc.                                                                                     64,561
Multi-Line Insurance - 1.4%
             6,600  Allstate Corp.                                                                                           213,246
            13,900  American International Group, Inc.*                                                                      474,546
               700  Assurant, Inc.                                                                                            24,066
            72,700  Genworth Financial, Inc. - Class A*                                                                    1,333,318
            25,500  Loews Corp.                                                                                              950,640
            64,400  XL Capital, Ltd. - Class A                                                                             1,217,160
                                                                                                                           4,212,976
Multimedia - 2.7%
            37,800  McGraw-Hill Cos., Inc.                                                                                 1,347,570
             5,700  Meredith Corp.                                                                                           196,137
            89,300  News Corp. - Class A                                                                                   1,286,813
            47,099  Time Warner, Inc.                                                                                      1,472,786
            75,900  Viacom, Inc. - Class B*                                                                                2,609,442
            34,000  Walt Disney Co.                                                                                        1,186,940
                                                                                                                           8,099,688
Networking Products - 1.6%
           177,000  Cisco Systems, Inc.*                                                                                   4,607,310
            12,600  Juniper Networks, Inc.*                                                                                  386,568
                                                                                                                           4,993,878
Non-Hazardous Waste Disposal - 0%
             2,900  Republic Services, Inc.                                                                                   84,158
Office Automation and Equipment - 0%
             8,390  Xerox Corp.                                                                                               81,803
Office Supplies and Forms - 0.1%
            11,700  Avery Dennison Corp.                                                                                     425,997
Oil - Field Services - 1.4%
             3,500  Baker Hughes, Inc.                                                                                       163,940
            50,700  BJ Services Co.                                                                                        1,084,980
            34,800  Halliburton Co.                                                                                        1,048,524
            33,200  Schlumberger, Ltd. (U.S. Shares)                                                                       2,106,872
                                                                                                                           4,404,316
Oil and Gas Drilling - 0.2%
             4,500  Diamond Offshore Drilling, Inc.                                                                          399,645
             2,600  Helmerich & Payne, Inc.                                                                                   99,008
               400  Nabors Industries, Ltd.*                                                                                   7,852
             2,800  Rowan Cos., Inc.*                                                                                         81,508
                                                                                                                             588,013
Oil Companies - Exploration and Production - 1.3%
            13,100  Anadarko Petroleum Corp.                                                                                 954,073
             2,100  Chesapeake Energy Corp.                                                                                   49,644
            17,800  EQT Corp.                                                                                                729,800
             3,200  Noble Energy, Inc.                                                                                       233,600
            19,400  Occidental Petroleum Corp.                                                                             1,640,076
             2,000  Pioneer Natural Resources Co.                                                                            112,640
               400  Questar Corp.                                                                                             17,280
             2,400  Range Resources Corp.                                                                                    112,488
             2,700  Southwestern Energy Co.*                                                                                 109,944
             1,700  XTO Energy, Inc.                                                                                          80,206
                                                                                                                           4,039,751
Oil Companies - Integrated - 6.9%
            53,430  Chevron Corp.                                                                                          4,051,597
            16,400  ConocoPhillips                                                                                           839,188
           236,300  Exxon Mobil Corp.                                                                                     15,827,373
             2,600  Murphy Oil Corp.                                                                                         146,094
                                                                                                                          20,864,252
Oil Field Machinery and Equipment - 0.5%
            15,600  Cameron International Corp.*                                                                             668,616
            12,300  FMC Technologies, Inc.*                                                                                  794,949
             4,300  National Oilwell Varco, Inc.                                                                             174,494
                                                                                                                           1,638,059
Paper and Related Products - 0.4%
             8,200  International Paper Co.                                                                                  201,802
            40,700  MeadWestvaco Corp.                                                                                     1,039,885
                                                                                                                           1,241,687
Pharmacy Services - 0.7%
             9,800  Express Scripts, Inc. - Class A*                                                                         997,248
            18,360  Medco Health Solutions, Inc.*                                                                          1,185,322
                                                                                                                           2,182,570
Pipelines - 0.2%
             5,200  Oneok, Inc.                                                                                              237,380
            16,600  Spectra Energy Corp.                                                                                     373,998
             1,400  Williams Companies, Inc.                                                                                  32,340
                                                                                                                             643,718
Printing - Commercial - 0.2%
            28,800  R.R. Donnelley & Sons Co.                                                                                614,880
Property and Casualty Insurance - 0.2%
            11,100  Progressive Corp.                                                                                        211,899
             4,600  Travelers Cos., Inc.                                                                                     248,124
                                                                                                                             460,023
Publishing - Newspapers - 0.1%
            12,600  Gannett Company, Inc.                                                                                    208,152
             5,700  New York Times Co. - Class A*                                                                             63,441
                                                                                                                             271,593
Real Estate Management/Services - 0.1%
            19,900  CB Richard Ellis Group, Inc. - Class A*                                                                  315,415
Reinsurance - 0.1%
             4,096  Berkshire Hathaway, Inc. - Class B*                                                                      332,882
REIT - Apartments - 0.1%
             4,100  Apartment Investment & Management Co. - Class A                                                           75,481
               900  Avalonbay Communities, Inc.                                                                               77,715
                                                                                                                             153,196
REIT - Health Care - 0.1%
             1,400  Heath Care REIT, Inc.                                                                                     63,322
             6,000  Ventas, Inc.                                                                                             284,880
                                                                                                                             348,202
REIT - Hotels - 0%
             3,540  Host Hotels & Resorts, Inc.                                                                               51,861
REIT - Regional Malls - 0.1%
             4,107  Simon Property Group, Inc.                                                                               344,577
Retail - Apparel and Shoe - 1.1%
             4,500  Abercrombie & Fitch Co. - Class A                                                                        205,380
            25,400  Gap, Inc.                                                                                                586,994
            47,200  Limited Brands, Inc.                                                                                   1,162,064
             5,800  Nordstrom, Inc.                                                                                          236,930
            12,000  Ross Stores, Inc.                                                                                        641,640
            16,100  Urban Outfitters, Inc.*                                                                                  612,283
                                                                                                                           3,445,291
Retail - Auto Parts - 0.2%
             1,000  AutoZone, Inc.*                                                                                          173,090
            13,600  O'Reilly Automotive, Inc.*                                                                               567,256
                                                                                                                             740,346
Retail - Automobile - 0%
             5,700  Auto Nation, Inc.*                                                                                       103,056
Retail - Bedding - 0.3%
            18,600  Bed Bath & Beyond, Inc.*                                                                                 813,936
Retail - Building Products - 0.2%
            18,100  Home Depot, Inc.                                                                                         585,535
Retail - Consumer Electronics - 0.2%
             7,800  Best Buy Co., Inc.                                                                                       331,812
             6,000  RadioShack Corp.                                                                                         135,780
                                                                                                                             467,592
Retail - Discount - 0.9%
             6,100  Big Lots, Inc.*                                                                                          222,162
             4,900  Costco Wholesale Corp.                                                                                   292,579
             1,900  Family Dollar Stores, Inc.                                                                                69,559
             8,900  Target Corp.                                                                                             468,140
            28,900  Wal-Mart Stores, Inc.                                                                                  1,606,840
                                                                                                                           2,659,280
Retail - Drug Store - 0.9%
            31,753  CVS Caremark Corp.                                                                                     1,160,890
            42,200  Walgreen Co.                                                                                           1,565,198
                                                                                                                           2,726,088
Retail - Jewelry - 0.3%
            20,000  Tiffany & Co.                                                                                            949,800
Retail - Major Department Stores - 0.9%
            15,900  JC Penney Co., Inc.                                                                                      511,503
             2,300  Sears Holdings Corp.*                                                                                    249,389
            48,100  TJX Cos., Inc.                                                                                         2,045,212
                                                                                                                           2,806,104
Retail - Office Supplies - 0.2%
            18,200  Office Depot, Inc.*                                                                                      145,236
            15,600  Staples, Inc.                                                                                            364,884
                                                                                                                             510,120
Retail - Regional Department Stores - 0.6%
            30,700  Kohl's Corp.*                                                                                          1,681,746
             6,000  Macy's, Inc.                                                                                             130,620
                                                                                                                           1,812,366
Retail - Restaurants - 1.0%
             6,700  Darden Restaurants, Inc.                                                                                 298,418
             7,800  McDonald's Corp.                                                                                         520,416
            91,800  Starbucks Corp.                                                                                        2,227,986
             1,400  Yum! Brands, Inc.                                                                                         53,662
                                                                                                                           3,100,482
Schools - 0.2%
             7,500  Devry, Inc.                                                                                              489,000
Semiconductor Components/Integrated Circuits - 0.4%
            44,600  Analog Devices, Inc.                                                                                   1,285,372
             1,600  Linear Technology Corp.                                                                                   45,248
                                                                                                                           1,330,620
Semiconductor Equipment - 0.7%
             6,400  Applied Materials, Inc.                                                                                   86,272
            50,600  KLA-Tencor Corp.                                                                                       1,564,552
            19,600  Novellus Systems, Inc.*                                                                                  490,000
                                                                                                                           2,140,824
Steel - Producers - 0%
             2,200  Nucor Corp.                                                                                               99,836
Super-Regional Banks - 2.3%
            13,900  Capital One Financial Corp.                                                                              575,599
             6,300  Comerica, Inc.                                                                                           239,652
           108,800  Fifth Third Bancorp                                                                                    1,478,592
           174,800  Huntington Bancshares, Inc.                                                                              938,676
            12,000  PNC Financial Services Group, Inc.                                                                       716,400
            14,000  SunTrust Banks, Inc.                                                                                     375,060
             8,400  U.S. Bancorp                                                                                             217,392
            76,480  Wells Fargo & Co.                                                                                      2,380,058
                                                                                                                           6,921,429
Telecommunication Equipment - 0.3%
             6,700  Harris Corp.                                                                                             318,183
            67,800  Tellabs Inc.                                                                                             513,246
                                                                                                                             831,429
Telecommunication Equipment - Fiber Optics - 0.1%
            20,800  Corning, Inc.                                                                                            420,368
Telephone - Integrated - 3.2
           307,458  AT&T, Inc.                                                                                             7,944,714
            32,662  CenturyTel, Inc.                                                                                       1,158,195
            43,100  Sprint Nextel Corp.*                                                                                     163,780
            16,700  Verizon Communications, Inc.                                                                             518,034
                                                                                                                           9,784,723
Tobacco - 0.9%
             7,000  Altria Group, Inc.                                                                                       143,640
             8,000  Lorillard, Inc.                                                                                          601,920
            34,600  Philip Morris International, Inc.                                                                      1,804,736
             2,600  Reynolds American, Inc.                                                                                  140,348
                                                                                                                           2,690,644
Tools - Hand Held - 0.1%
             5,227  Stanley Works                                                                                            300,082
Toys - 0.1%
             8,600  Mattel, Inc.                                                                                             195,564
Transportation - Railroad - 0.5%
            21,100  CSX Corp.                                                                                              1,073,990
             6,200  Norfolk Southern Corp.                                                                                   346,518
             2,700  Union Pacific Corp.                                                                                      197,910
                                                                                                                           1,618,418
Transportation - Services - 0.2%
             5,600  FedEx Corp.                                                                                              523,040
             1,700  Ryder System, Inc.                                                                                        65,892
                                                                                                                             588,932
Vitamins and Nutrition Products - 0.5%
            28,900  Mead Johnson Nutrition Co. - Class A                                                                   1,503,667
Web Portals/Internet Service Providers - 1.4%
             6,200  Google, Inc. - Class A*                                                                                3,515,462
            44,200  Yahoo!, Inc.*                                                                                            730,626
                                                                                                                           4,246,088
Wireless Equipment - 1.5%
           270,600  Motorola, Inc.*                                                                                        1,899,612
            65,300  QUALCOMM, Inc.                                                                                         2,741,947
                                                                                                                           4,641,559
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $258,521,837)                                                                                   304,673,851
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.2%
           723,000  Janus Cash Liquidity Fund LLC, 0% (cost $723,000)                                                        723,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $259,244,837) - 100%                                                                    $  305,396,851
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                       $    174,368                  0.1%
Cayman Islands                                   1,217,160                  0.4%
Netherlands Antilles                             2,106,872                  0.7%
Panama                                             104,976                  0.0%
United States++                                301,793,475                 98.8%
--------------------------------------------------------------------------------
Total                                         $305,396,851                  100%

++Includes Cash Equivalents (98.6% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Core Fund
Common Stock                                                $          304,673,851   $                   --   $                   --

Money Market                                                                    --                  723,000                       --
Total Investments in Securities                             $          304,673,851   $              723,000   $                   --
------------------------------------------------------------------------------------------------------------------------------------

INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Agencies - 0.6%
           126,700  Omnicom Group, Inc.                                                                               $    4,917,227
Aerospace and Defense - 0.6%
            18,200  Boeing Co.                                                                                             1,321,502
            16,500  General Dynamics Corp.                                                                                 1,273,800
            32,500  Rockwell Collins, Inc.                                                                                 2,034,175
            11,300  Spirit Aerosystems Holdings, Inc.*                                                                       264,194
             3,500  TransDigm Group, Inc.*                                                                                   185,640
                                                                                                                           5,079,311
Aerospace and Defense - Equipment - 0.9%
            82,500  B.F. Goodrich Co.                                                                                      5,817,900
            20,500  United Technologies Corp.                                                                              1,509,005
                                                                                                                           7,326,905
Agricultural Chemicals - 0.4%
            15,600  CF Industries Holdings, Inc.                                                                           1,422,408
             8,000  Monsanto Co.                                                                                             571,360
            31,100  Terra Industries, Inc.                                                                                 1,423,136
                                                                                                                           3,416,904
Agricultural Operations - 0.4%
           117,900  Archer-Daniels-Midland Co.                                                                             3,407,310
Airlines - 0.4%
            11,900  Copa Holdings S.A.                                                                                       723,520
           186,700  Southwest Airlines Co.                                                                                 2,468,174
                                                                                                                           3,191,694
Apparel Manufacturers - 0.5%
            12,500  Coach, Inc.                                                                                              494,000
            45,100  Polo Ralph Lauren Corp.                                                                                3,835,304
                                                                                                                           4,329,304
Applications Software - 5.7%
             3,400  Citrix Systems, Inc.*                                                                                    161,398
             8,300  Intuit, Inc.*                                                                                            285,022
         1,495,100  Microsoft Corp.                                                                                       43,761,577
            32,400  Red Hat, Inc.*                                                                                           948,348
            19,000  Salesforce.com, Inc.*                                                                                  1,414,550
                                                                                                                          46,570,895
Athletic Footwear - 0.1%
             7,500  NIKE, Inc. - Class B                                                                                     551,250
Automotive - Truck Parts and Equipment - Original - 0.2%
            25,000  BorgWarner, Inc.*                                                                                        954,500
            26,500  Johnson Controls, Inc.                                                                                   874,235
             5,900  WABCO Holdings, Inc.*                                                                                    176,528
                                                                                                                           2,005,263
Beverages - Non-Alcoholic - 4.5%
           351,200  Coca-Cola Co.                                                                                         19,316,000
           172,200  Coca-Cola Enterprises, Inc.                                                                            4,763,052
             8,100  Hansen Natural Corp.*                                                                                    351,378
           191,375  PepsiCo, Inc.                                                                                         12,661,370
                                                                                                                          37,091,800
Beverages - Wine and Spirits - 0.1%
             8,500  Brown-Forman Corp. - Class B                                                                             505,325
Brewery - 0%
             8,400  Molson Coors Brewing Co. - Class B                                                                       353,304
Broadcast Services and Programming - 1.2%
           203,800  Discovery Communications*                                                                              5,993,758
            77,900  Scripps Networks Interactive, Inc. - Class A                                                           3,454,865
                                                                                                                           9,448,623
Cable Television - 0%
            10,900  DirecTV Group, Inc. - Class A*                                                                           368,529
Casino Hotels - 0.1%
            85,300  MGM Mirage*                                                                                            1,023,600
Casino Services - 0.2%
            71,900  International Game Technology                                                                          1,326,555
Cellular Telecommunications - 0%
            32,300  MetroPCS Communications, Inc.*                                                                           228,684
Chemicals - Diversified - 0.9%
           187,200  E.I. du Pont de Nemours & Co.                                                                          6,971,328
Chemicals - Specialty - 0.7%
            66,200  Lubrizol Corp.                                                                                         6,071,864
Coatings and Paint Products - 0.2%
            79,900  RPM International, Inc.                                                                                1,705,066
Coffee - 0.1%
             8,000  Green Mountain Coffee Roasters, Inc.*                                                                    774,560
Commercial Services - 0%
             6,800  Iron Mountain, Inc.                                                                                      186,320
Commercial Services - Finance - 1.9%
               900  Automatic Data Processing, Inc.                                                                           40,023
            46,000  Global Payments, Inc.                                                                                  2,095,300
            79,200  H&R Block, Inc.                                                                                        1,409,760
            67,400  Lender Processing Services, Inc.                                                                       2,544,350
             9,900  MasterCard, Inc. - Class A                                                                             2,514,600
             5,200  Moody's Corp.                                                                                            154,700
           111,800  Total System Services, Inc.                                                                            1,750,788
            11,400  Verisk Analytics, Inc.*                                                                                  321,480
            36,400  Visa, Inc. - Class A                                                                                   3,313,492
           102,000  Western Union Co.                                                                                      1,729,920
                                                                                                                          15,874,413
Computer Aided Design - 0.4%
            39,500  ANSYS, Inc.*                                                                                           1,704,030
            40,400  Autodesk, Inc.*                                                                                        1,188,568
                                                                                                                           2,892,598
Computer Services - 0.8%
            95,300  Cognizant Technology Solutions Corp.*                                                                  4,858,394
            29,800  DST Systems, Inc.                                                                                      1,235,210
             3,500  IHS, Inc. - Class A*                                                                                     187,145
                                                                                                                           6,280,749
Computers - 12.2%
           131,800  Apple, Inc.*                                                                                          30,963,774
           604,900  Dell, Inc.*                                                                                            9,079,549
           320,700  Hewlett-Packard Co.                                                                                   17,045,205
           335,800  International Business Machines Corp.                                                                 43,066,351
                                                                                                                         100,154,879
Computers - Integrated Systems - 1.4%
            34,800  Brocade Communications Systems, Inc.*                                                                    198,708
            75,200  Diebold, Inc.                                                                                          2,388,352
            47,100  Micros Systems, Inc.*                                                                                  1,548,648
           128,200  NCR Corp.*                                                                                             1,769,160
           205,700  Terdata Corp.*                                                                                         5,942,673
                                                                                                                          11,847,541
Computers - Memory Devices - 0.7%
           132,900  NetApp, Inc.*                                                                                          4,327,224
            40,900  Seagate Technology*                                                                                      746,834
             8,000  Western Digital Corp.*                                                                                   311,920
                                                                                                                           5,385,978
Consulting Services - 0.2%
            43,700  FTI Consulting, Inc.*                                                                                  1,718,284
Consumer Products - Miscellaneous - 0.2%
            25,700  Kimberly-Clark Corp.                                                                                   1,616,016
Containers - Metal and Glass - 0.7%
            41,000  Ball Corp.                                                                                             2,188,580
           138,800  Crown Holdings, Inc.*                                                                                  3,742,048
                                                                                                                           5,930,628
Containers - Paper and Plastic - 0%
             8,300  Pactiv Corp.*                                                                                            208,994
Cosmetics and Toiletries - 1.8%
           171,500  Avon Products, Inc.                                                                                    5,808,705
            40,500  Colgate-Palmolive Co.                                                                                  3,453,030
            60,600  Estee Lauder Cos., Inc. - Class A                                                                      3,931,122
            24,034  Procter & Gamble Co.                                                                                   1,520,631
                                                                                                                          14,713,488
Data Processing and Management - 0.8%
             9,000  Broadridge Financial Solutions, Inc.                                                                     192,420
           196,155  Fidelity National Information Services, Inc.                                                           4,597,873
            37,200  Fiserv, Inc.*                                                                                          1,888,272
                                                                                                                           6,678,565
Decision Support Software - 0.2%
            36,600  MSCI, Inc.*                                                                                            1,321,260
Dental Supplies and Equipment - 0.5%
           132,600  Patterson Companies, Inc.                                                                              4,117,230
Diagnostic Kits - 0.2%
            22,200  Idexx Laboratories, Inc.*                                                                              1,277,610
            11,300  Inverness Medical Innovations, Inc.*                                                                     440,135
                                                                                                                           1,717,745
Dialysis Centers - 0.2%
            28,000  DaVita, Inc.*                                                                                          1,775,200
Distribution/Wholesale - 0%
               700  W.W. Grainger, Inc.                                                                                       75,684
             3,000  Wesco International, Inc.*                                                                               104,130
                                                                                                                             179,814
Diversified Banking Institutions - 0.1%
             3,900  Goldman Sachs Group, Inc.                                                                                665,457
Diversified Operations - 2.2%
           114,500  3M Co.                                                                                                 9,568,765
            24,100  Carlisle Companies., Inc.                                                                                918,210
            10,800  Crane Co.                                                                                                383,400
            39,500  Dover Corp.                                                                                            1,846,625
            31,900  Harsco Corp.                                                                                           1,018,886
            53,800  Honeywell International, Inc.                                                                          2,435,526
             7,600  ITT Corp.                                                                                                407,436
            67,900  Leggett & Platt, Inc.                                                                                  1,469,356
             7,400  Leucadia National Corp.*                                                                                 183,594
                                                                                                                          18,231,798
E-Commerce/Products - 0.4%
            26,800  Amazon.com, Inc.*                                                                                      3,637,564
E-Commerce/Services - 1.2%
           241,800  eBay, Inc.*                                                                                            6,516,510
               900  Netflix, Inc.*                                                                                            66,366
            13,400  Priceline.com, Inc.*                                                                                   3,417,000
                                                                                                                           9,999,876
Electric - Generation - 0.4%
           305,600  AES Corp.*                                                                                             3,361,600
Electric - Integrated - 0.3%
            58,300  Constellation Energy Group, Inc.                                                                       2,046,913
             4,000  FPL Group, Inc.                                                                                          193,320
             7,100  Integrys Energy Group, Inc.                                                                              336,398
                                                                                                                           2,576,631
Electronic Components - Miscellaneous - 0.1%
            15,500  Garmin, Ltd.                                                                                             596,440
            14,000  Gentex Corp.                                                                                             271,880
                                                                                                                             868,320
Electronic Components - Semiconductors - 4.1%
             6,900  Altera Corp.                                                                                             167,739
            16,800  Broadcom Corp. - Class A                                                                                 557,424
             2,300  Cree, Inc.*                                                                                              161,506
           396,800  Intel Corp.                                                                                            8,832,768
            27,200  Intersil Corp. - Class A                                                                                 401,472
           143,700  Microchip Technology, Inc.                                                                             4,046,592
           251,500  National Semiconductor Corp.                                                                           3,634,175
            18,100  Nvidia Corp.*                                                                                            314,578
            50,200  Rambus, Inc.*                                                                                          1,096,870
            61,900  Rovi Corp.*                                                                                            2,298,347
            30,800  Silicon Laboratories, Inc.*                                                                            1,468,236
           385,700  Texas Instruments, Inc.                                                                                9,438,079
            55,500  Xilinx, Inc.                                                                                           1,415,250
                                                                                                                          33,833,036
Electronic Connectors - 0.1%
            16,100  Amphenol Corp. - Class A                                                                                 679,259
Electronic Design Automation - 0%
            46,100  Cadence Design Systems, Inc.*                                                                            307,026
Electronic Forms - 0.7%
           156,100  Adobe Systems, Inc.*                                                                                   5,521,257
Electronic Measuring Instruments - 2.0%
           302,600  Agilent Technologies, Inc.*                                                                           10,406,414
            76,500  FLIR Systems, Inc.*                                                                                    2,157,300
             2,800  Itron, Inc.*                                                                                             203,196
            53,000  National Instruments Corp.                                                                             1,767,550
            59,100  Trimble Navigation, Ltd.*                                                                              1,697,352
                                                                                                                          16,231,812
Electronic Parts Distributors - 0.2%
            22,400  Arrow Electronics, Inc.*                                                                                 674,912
            24,100  Avnet, Inc.*                                                                                             723,000
                                                                                                                           1,397,912
Energy - Alternate Sources - 0%
               900  First Solar, Inc.*                                                                                       110,385
Engineering - Research and Development Services - 0%
             1,000  Fluor Corp.                                                                                               46,510
Enterprise Software/Services - 2.4%
           101,100  BMC Software, Inc.*                                                                                    3,841,800
            52,300  Novell, Inc.*                                                                                            313,277
           587,544  Oracle Corp.                                                                                          15,094,005
             5,500  Sybase, Inc.*                                                                                            256,410
                                                                                                                          19,505,492
Entertainment Software - 0.2%
           103,000  Activision Blizzard, Inc.                                                                              1,242,180
            35,800  Electronic Arts, Inc.*                                                                                   668,028
                                                                                                                           1,910,208
Fiduciary Banks - 0.1%
            11,900  State Street Corp.                                                                                       537,166
Filtration and Separations Products - 0%
             9,100  Pall Corp.                                                                                               368,459
Finance - Consumer Loans - 0.2%
           114,700  SLM Corp.*                                                                                             1,436,044
Finance - Other Services - 0.1%
             1,200  CME Group, Inc.                                                                                          379,332
Food - Baking - 0.1%
            28,600  Flowers Foods, Inc.                                                                                      707,564
Food - Meat Products - 0%
            10,300  Smithfield Foods, Inc.*                                                                                  213,622
Food - Miscellaneous/Diversified - 1.8%
            60,200  Campbell Soup Co.                                                                                      2,128,070
            46,100  General Mills, Inc.                                                                                    3,263,419
            34,500  H.J. Heinz Co.                                                                                         1,573,545
            70,500  Kellogg Co.                                                                                            3,766,815
            64,200  Kraft Foods, Inc. - Class A                                                                            1,941,408
             5,600  McCormick & Co., Inc.                                                                                    214,816
           113,700  Sara Lee Corp.                                                                                         1,583,841
                                                                                                                          14,471,914
Food - Retail - 0.4%
            54,200  Kroger Co.                                                                                             1,173,972
            54,200  Whole Foods Market, Inc.*                                                                              1,959,330
                                                                                                                           3,133,302
Funeral Services and Related Items - 0%
             9,600  Hillenbrand, Inc.                                                                                        211,104
Gas - Distribution - 0%
            26,100  CenterPoint Energy, Inc.                                                                                 374,796
Gold Mining - 0.1%
            22,900  Newmont Mining Corp.                                                                                   1,166,297
Home Decoration Products - 0%
            15,500  Newell Rubbermaid, Inc.                                                                                  235,600
Hospital Beds and Equipment - 0.2%
            18,100  Hill-Rom Holdings, Inc.                                                                                  492,501
            24,400  Kinetic Concepts, Inc.*                                                                                1,166,564
                                                                                                                           1,659,065
Hotels and Motels - 0.1%
            23,498  Marriott International, Inc. - Class A                                                                   740,657
Human Resources - 0%
             4,900  Monster Worldwide, Inc.*                                                                                  81,389
Independent Power Producer - 0.2%
           112,000  Calpine Corp.*                                                                                         1,331,680
Industrial Audio and Video Products - 0%
               300  Dolby Laboratories, Inc.*                                                                                 17,601
Industrial Automation and Robotics - 0.1%
            17,100  Rockwell Automation, Inc.                                                                                963,756
Industrial Gases - 0.6%
            68,300  Air Products & Chemicals, Inc.                                                                         5,050,785
             2,100  Praxair, Inc.                                                                                            174,300
                                                                                                                           5,225,085
Instruments - Controls - 0.4%
            32,900  Mettler-Toledo International, Inc.*                                                                    3,592,680
Instruments - Scientific - 0.7%
            33,900  PerkinElmer, Inc.                                                                                        810,210
            16,900  Thermo Fisher Scientific, Inc.*                                                                          869,336
            63,100  Waters Corp.*                                                                                          4,261,774
                                                                                                                           5,941,320
Insurance Brokers - 0.2%
            43,300  Arthur J. Gallagher & Co.                                                                              1,063,015
            17,600  Marsh & McLennan Cos., Inc.                                                                              429,792
                                                                                                                           1,492,807
Internet Content - Information/News - 0.4%
            63,888  WebMD Health Corp.*                                                                                    2,963,125
Internet Infrastructure Software - 0.4%
            54,900  F5 Networks, Inc.*                                                                                     3,376,899
Internet Security - 0.2%
             1,200  McAfee, Inc.*                                                                                             48,156
            57,900  VeriSign, Inc.*                                                                                        1,505,979
                                                                                                                           1,554,135
Investment Management and Advisory Services - 0.5%
            33,800  Franklin Resources, Inc.                                                                               3,748,420
             3,800  T. Rowe Price Group, Inc.                                                                                208,734
                                                                                                                           3,957,154
Leisure and Recreation Products - 0%
             6,100  WMS Industries, Inc.*                                                                                    255,834
Life and Health Insurance - 0.1%
            10,000  AFLAC, Inc.                                                                                              542,900
Machinery - Construction and Mining - 0.4%
            57,000  Caterpillar, Inc.                                                                                      3,582,450
Machinery - Farm - 0%
             3,800  Deere & Co.                                                                                              225,948
Machinery - General Industrial - 0.1%
             8,400  IDEX Corp.                                                                                               278,040
             5,900  Wabtec Corp.                                                                                             248,508
                                                                                                                             526,548
Machinery - Print Trade - 0.2%
            62,700  Zebra Technologies Corp.*                                                                              1,855,920
Machinery - Pumps - 0.2%
             3,800  Flowserve Corp.                                                                                          419,026
            27,900  Graco, Inc.                                                                                              892,800
                                                                                                                           1,311,826
Medical - Biomedical and Genetic - 2.5%
             3,700  Alexion Pharmaceuticals, Inc.*                                                                           201,169
            19,200  Amgen, Inc.*                                                                                           1,147,392
            36,300  Amylin Pharmaceuticals, Inc.*                                                                            816,387
             3,200  Bio-Rad Laboratories, Inc.*                                                                              331,264
            48,200  Celgene Corp.*                                                                                         2,986,472
            59,600  Charles River Laboratories International, Inc.*                                                        2,342,876
            41,700  Dendreon Corp.*                                                                                        1,520,799
             3,600  Gilead Sciences, Inc.*                                                                                   163,728
           105,600  Life Technologies Corp.*                                                                               5,519,712
             9,900  Millipore Corp.*                                                                                       1,045,440
            43,400  United Therapeutics Corp.*                                                                             2,401,322
            42,500  Vertex Pharmaceuticals, Inc.*                                                                          1,736,975
                                                                                                                          20,213,536
Medical - Drugs - 1.8%
            93,300  Abbott Laboratories                                                                                    4,915,044
            19,400  Allergan, Inc.                                                                                         1,267,208
            69,000  Bristol-Myers Squibb Co.                                                                               1,842,300
           141,520  Merck & Co., Inc.                                                                                      5,285,772
            38,900  Valeant Pharmaceuticals International*                                                                 1,669,199
                                                                                                                          14,979,523
Medical - Generic Drugs - 0.4%
            74,500  Mylan, Inc.                                                                                            1,691,895
            31,900  Perrigo Co.                                                                                            1,873,168
                                                                                                                           3,565,063
Medical - HMO - 0.6%
            27,200  Aetna, Inc.                                                                                              954,992
            23,600  CIGNA Corp.                                                                                              863,288
            47,600  Coventry Health Care, Inc.*                                                                            1,176,672
            22,600  Humana, Inc.*                                                                                          1,057,002
             9,800  WellPoint, Inc.*                                                                                         630,924
                                                                                                                           4,682,878
Medical - Hospitals - 0.2%
            20,500  Community Health Systems, Inc.*                                                                          757,065
           149,800  Tenet Healthcare Corp.*                                                                                  856,856
             6,000  Universal Health Services, Inc. - Class B                                                                210,540
                                                                                                                           1,824,461
Medical - Outpatient and Home Medical Care - 0.2%
            27,300  Lincare Holdings, Inc.*                                                                                1,225,224
Medical - Wholesale Drug Distributors - 0.9%
            55,200  AmerisourceBergen Corp.                                                                                1,596,384
            88,600  McKesson Corp.                                                                                         5,822,792
                                                                                                                           7,419,176
Medical Information Systems - 0.2%
             3,400  Allscripts Healthcare Solutions, Inc.*                                                                    66,504
            14,800  Cerner Corp.*                                                                                          1,258,888
                                                                                                                           1,325,392
Medical Instruments - 0.9%
            32,700  Beckman Coulter, Inc.                                                                                  2,053,560
            81,600  Boston Scientific Corp.*                                                                                 589,152
             2,900  Intuitive Surgical, Inc.*                                                                              1,009,577
            66,700  Medtronic, Inc.                                                                                        3,003,501
            25,100  St. Jude Medical, Inc.*                                                                                1,030,355
                                                                                                                           7,686,145
Medical Labs and Testing Services - 0.6%
            75,200  Covance, Inc.*                                                                                         4,616,528
             1,000  Laboratory Corp. of America Holdings*                                                                     75,710
                                                                                                                           4,692,238
Medical Products - 1.6%
            16,600  Baxter International, Inc.                                                                               966,120
             5,200  Henry Schein, Inc.*                                                                                      306,280
            77,700  Hospira, Inc.*                                                                                         4,401,705
            73,500  Johnson & Johnson                                                                                      4,792,200
            29,400  Stryker Corp.                                                                                          1,682,268
            12,200  Teleflex, Inc.                                                                                           781,654
             7,400  Varian Medical Systems, Inc.*                                                                            409,442
                                                                                                                          13,339,669
Metal Processors and Fabricators - 0.4%
            25,500  Precision Castparts Corp.                                                                              3,231,105
Multi-Line Insurance - 0.2%
            52,000  American International Group, Inc.*                                                                    1,775,280
Multimedia - 0.7%
            23,200  FactSet Research Systems, Inc.                                                                         1,702,184
           110,700  McGraw-Hill Companies., Inc.                                                                           3,946,455
                                                                                                                           5,648,639
Networking Products - 3.4%
         1,077,300  Cisco Systems, Inc.*                                                                                  28,042,119
             9,600  Juniper Networks, Inc.*                                                                                  294,528
                                                                                                                          28,336,647
Non-Hazardous Waste Disposal - 0.2%
            33,600  Republic Services, Inc.                                                                                  975,072
             7,700  Waste Connections, Inc.*                                                                                 261,492
                                                                                                                           1,236,564
Office Automation and Equipment - 0.2%
           132,911  Xerox Corp.                                                                                            1,295,882
Office Supplies and Forms - 0.1%
            22,200  Avery Dennison Corp.                                                                                     808,302
Oil - Field Services - 0.9%
             3,100  Oceaneering International, Inc.*                                                                         196,819
           106,700  Schlumberger, Ltd. (U.S. Shares)                                                                       6,771,182
             2,000  Smith International, Inc.                                                                                 85,640
                                                                                                                           7,053,641
Oil and Gas Drilling - 0.1%
             3,800  Diamond Offshore Drilling, Inc.                                                                          337,478
             8,100  Pride International, Inc.*                                                                               243,891
                                                                                                                             581,369
Oil Companies - Exploration and Production - 0.4%
            74,400  EQT Corp.                                                                                              3,050,400
Oil Companies - Integrated - 0.4%
            54,700  Exxon Mobil Corp.                                                                                      3,663,806
Oil Field Machinery and Equipment - 0.2%
            11,900  Cameron International Corp.*                                                                             510,034
            36,800  Dresser-Rand Group, Inc.*                                                                              1,156,256
               900  FMC Technologies, Inc.*                                                                                   58,167
                                                                                                                           1,724,457
Pharmacy Services - 0.7%
            22,000  Express Scripts, Inc. - Class A*                                                                       2,238,720
            57,166  Medco Health Solutions, Inc.*                                                                          3,690,637
                                                                                                                           5,929,357
Physical Practice Management - 0.2%
            23,300  Mednax, Inc.*                                                                                          1,355,827
Power Converters and Power Supply Equipment - 0%
             3,600  Hubbell, Inc. - Class A                                                                                  181,548
Private Corrections - 0%
            15,700  Corrections Corporation of America*                                                                      311,802
Protection - Safety - 0.3%
            49,100  Brinks Co.*                                                                                            2,089,205
Quarrying - 0.1%
             7,800  Compass Minerals International, Inc.                                                                     625,794
Real Estate Operating/Development - 0%
             6,300  St. Joe Co.*                                                                                             203,805
REIT - Office Property - 0%
             3,100  Alexandria Real Estate Equities, Inc.                                                                    209,560
Respiratory Products - 0%
             4,700  ResMed, Inc.*                                                                                            299,155
Retail - Apparel and Shoe - 1.4%
            12,000  Abercrombie & Fitch Co. - Class A                                                                        547,680
            30,300  Aeropostale, Inc.*                                                                                       873,549
            52,800  American Eagle Outfitters, Inc.                                                                          977,856
            47,400  Foot Locker, Inc.                                                                                        712,896
            53,800  Limited Brands, Inc.                                                                                   1,324,556
             3,800  Phillips-Van Heusen Corp.                                                                                217,968
            93,400  Ross Stores, Inc.                                                                                      4,994,098
            58,200  Urban Outfitters, Inc.*                                                                                2,213,346
                                                                                                                          11,861,949
Retail - Auto Parts - 0.6%
            51,600  Advance Auto Parts, Inc.                                                                               2,163,072
             5,300  AutoZone, Inc.*                                                                                          917,377
            47,600  O'Reilly Automotive, Inc.*                                                                             1,985,396
                                                                                                                           5,065,845
Retail - Automobile - 0.2%
            65,200  Carmax, Inc.*                                                                                          1,637,824
Retail - Bedding - 0.1%
            20,800  Bed Bath & Beyond, Inc.*                                                                                 910,208
Retail - Catalog Shopping - 0.2%
            29,000  MSC Industrial Direct Co. - Class A                                                                    1,469,140
Retail - Consumer Electronics - 0.2%
            36,000  Best Buy Co., Inc.                                                                                     1,531,440
Retail - Discount - 2.1%
            10,900  BJ's Wholesale Club, Inc.*                                                                               403,191
            18,600  Costco Wholesale Corp.                                                                                 1,110,606
            68,200  Dollar Tree, Inc.*                                                                                     4,038,804
            26,100  Family Dollar Stores, Inc.                                                                               955,521
            39,800  Target Corp.                                                                                           2,093,480
           149,600  Wal-Mart Stores, Inc.                                                                                  8,317,760
                                                                                                                          16,919,362
Retail - Drug Store - 0.8%
            60,846  CVS Caremark Corp.                                                                                     2,224,530
           126,100  Walgreen Co.                                                                                           4,677,049
                                                                                                                           6,901,579
Retail - Jewelry - 0.4%
            66,100  Tiffany & Co.                                                                                          3,139,089
Retail - Major Department Stores - 0.7%
           135,900  TJX Companies., Inc.                                                                                   5,778,468
Retail - Office Supplies - 0%
             4,300  Staples, Inc.                                                                                            100,577
Retail - Regional Department Stores - 0.6%
            83,200  Kohl's Corp.*                                                                                          4,557,696
Retail - Restaurants - 1.1%
             9,300  Chipotle Mexican Grill, Inc. - Class A*                                                                1,047,831
            13,200  Darden Restaurants, Inc.                                                                                 587,928
            28,400  McDonald's Corp.                                                                                       1,894,848
           200,800  Starbucks Corp.                                                                                        4,873,416
            23,000  Yum! Brands, Inc.                                                                                        881,590
                                                                                                                           9,285,613
Schools - 0.6%
            19,600  Career Education Corp.*                                                                                  620,144
            43,600  Devry, Inc.                                                                                            2,842,720
             7,500  ITT Educational Services, Inc.*                                                                          843,600
             2,100  Strayer Education, Inc.                                                                                  511,392
                                                                                                                           4,817,856
Semiconductor Components/Integrated Circuits - 0.9%
           183,900  Analog Devices, Inc.                                                                                   5,299,998
             6,100  Linear Technology Corp.                                                                                  172,508
            24,500  Marvell Technology Group, Ltd.*                                                                          499,310
            86,700  Maxim Integrated Products                                                                              1,681,113
                                                                                                                           7,652,929
Semiconductor Equipment - 0.1%
            17,500  Novellus Systems, Inc.*                                                                                  437,500
Steel Pipe and Tube - 0.2%
            16,700  Valmont Industries, Inc.                                                                               1,383,261
Super-Regional Banks - 0%
             3,100  Capital One Financial Corp.                                                                              128,371
Telecommunication Equipment - 0.2%
            33,500  Harris Corp.                                                                                           1,590,915
Telecommunication Equipment - Fiber Optics - 0.2%
            99,600  Corning, Inc.                                                                                          2,012,916
Telecommunication Services - 0.1%
            33,400  Amdocs, Ltd. (U.S. Shares)*                                                                            1,005,674
             1,700  NeuStar, Inc. - Class A*                                                                                  42,840
                                                                                                                           1,048,514
Tobacco - 2.5%
           125,600  Altria Group, Inc.                                                                                     2,577,312
            32,300  Lorillard, Inc.                                                                                        2,430,252
           301,100  Philip Morris International, Inc.                                                                     15,705,376
                                                                                                                          20,712,940
Tools - Hand Held - 0.1%
             8,900  Snap-On, Inc.                                                                                            385,726
Toys - 0%
             6,400  Mattel, Inc.                                                                                             145,536
Transportation - Equipment and Leasing - 0%
             6,600  GATX Corp.                                                                                               189,090
Transportation - Marine - 0%
             7,000  Kirby Corp.*                                                                                             267,050
Transportation - Railroad - 0.4%
            29,200  Norfolk Southern Corp.                                                                                 1,631,988
            22,500  Union Pacific Corp.                                                                                    1,649,250
                                                                                                                           3,281,238
Transportation - Truck - 0.1%
             5,100  Con-way, Inc.                                                                                            179,112
             9,600  J.B. Hunt Transport Services, Inc.                                                                       344,448
                                                                                                                             523,560
Veterinary Diagnostics - 0.1%
            14,300  VCA Antech, Inc.*                                                                                        400,829
Vitamins and Nutrition Products - 0.6%
            10,400  Herbalife, Ltd.                                                                                          479,648
            78,500  Mead Johnson Nutrition Co. - Class A                                                                   4,084,355
             8,000  NBTY, Inc.*                                                                                              383,840
                                                                                                                           4,947,843
Water - 0%
             7,900  American Water Works Co., Inc.                                                                           171,904
Water Treatment Systems - 0.1%
            33,400  Nalco Holding Co.                                                                                        812,622
Web Portals/Internet Service Providers - 3.0%
            38,300  Google, Inc. - Class A*                                                                               21,716,483
           186,000  Yahoo!, Inc.*                                                                                          3,074,580
                                                                                                                          24,791,063
Wireless Equipment - 1.8%
            35,200  Crown Castle International Corp.*                                                                      1,345,696
           215,700  Motorola, Inc.*                                                                                        1,514,214
           289,100  QUALCOMM, Inc.                                                                                        12,139,309
             3,500  SBA Communications Corp. - Class A*                                                                      126,245
                                                                                                                          15,125,464
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $707,855,208)                                                                                   823,134,492
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $707,855,208) - 100%                                                                    $  823,134,492
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                       $    499,310                  0.1%
Cayman Islands                                   1,822,922                  0.2%
Guernsey                                         1,005,674                  0.1%
Netherlands Antilles                             6,771,182                  0.8%
United States                                  813,035,404                 98.8%
--------------------------------------------------------------------------------
Total                                         $823,134,492                100.0%

Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

INTECH Risk-Managed Growth Fund

Common Stock                                                $          823,134,492   $                   --   $                   --

Total Investments in Securities                             $          823,134,492   $                   --   $                   --
------------------------------------------------------------------------------------------------------------------------------------

INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.8%
Advertising Services - 0.6%
               500  Dentsu, Inc.                                                                                      $       13,143
               552  JC Decaux S.A.*                                                                                           15,424
               541  Publicis Groupe                                                                                           23,146
                                                                                                                              51,713
Aerospace and Defense - 0.7%
             6,409  Rolls-Royce Group PLC*                                                                                    57,908
Aerospace and Defense - Equipment - 0.2%
             4,274  Cobham PLC                                                                                                16,666
Agricultural Chemicals - 0.2%
             3,204  Incitec Pivot, Ltd.                                                                                       10,200
               150  Yara International A.S.A.                                                                                  6,516
                                                                                                                              16,716
Agricultural Operations - 0.6%
            11,000  Wilmar International, Ltd.                                                                                52,696
Airlines - 0.5%
               294  British Airways PLC*                                                                                       1,084
             9,351  Qantas Airways, Ltd.*                                                                                     24,363
             1,340  Singapore Airlines, Ltd.*                                                                                 14,563
                                                                                                                              40,010
Apparel Manufacturers - 0.7%
               897  Billabong International, Ltd.                                                                              9,299
             2,259  Burberry Group PLC                                                                                        24,490
               194  Christian Dior                                                                                            20,692
                                                                                                                              54,481
Appliances - 0.5%
             1,936  Electrolux A.B.                                                                                           44,257
Applications Software - 0%
               611  Sage Group PLC                                                                                             2,217
Athletic Footwear - 0.3%
               209  Adidas A.G.                                                                                               11,177
                18  Puma A.G. Rudolf Dassler Sport                                                                             5,702
             2,000  Yue Yuen Industrial Holdings, Ltd.***                                                                      6,955
                                                                                                                              23,834
Audio and Video Products - 0.2%
               400  Sony Corp.                                                                                                15,320
Automotive - Cars and Light Trucks - 0.7%
               248  Fiat S.P.A.                                                                                                3,229
               100  Honda Motor Co., Ltd.                                                                                      3,531
             1,000  Isuzu Motors, Ltd.                                                                                         2,707
             4,500  Nissan Motor Co., Ltd.*                                                                                   38,562
               200  Toyota Motor Corp.                                                                                         8,013
                                                                                                                              56,042
Automotive - Truck Parts and Equipment - Original - 0.6%
               200  Aisin Seiki Co., Ltd.                                                                                      5,991
             1,000  Koito Manufacturing Co., Ltd.                                                                             14,851
             1,000  NHK Spring Co., Ltd.                                                                                       9,179
               200  Stanley Electric Co., Ltd.                                                                                 3,879
               300  Toyoda Gosei Company, Ltd.                                                                                 8,412
               500  Toyota Boshoku, Corp.                                                                                      9,607
                                                                                                                              51,919
Beverages - Non-Alcoholic - 0.6%
             4,128  Coca-Cola Amatil, Ltd.                                                                                    42,604
               299  Coca-Cola Hellenic Bottling Company S.A.                                                                   8,060
                                                                                                                              50,664
Beverages - Wine and Spirits - 0.4%
               792  Diageo PLC                                                                                                13,291
               237  Pernod-Ricard S.A.                                                                                        20,122
                                                                                                                              33,413
Brewery - 3.3%
               744  Anheuser-Busch InBev N.V.                                                                                 37,473
             2,200  Asahi Breweries, Ltd.                                                                                     41,260
             1,499  Foster's Group, Ltd.                                                                                       7,275
               786  Heineken Holding NV                                                                                       34,960
               861  Heineken N.V.                                                                                             44,244
             2,000  Kirin Holdings Co., Ltd.                                                                                  29,507
             2,660  SABMiller PLC                                                                                             77,974
                                                                                                                             272,693
Building - Heavy Construction - 0.4%
             1,783  Skanska A.B. - Class B                                                                                    32,410
Building - Residential and Commercial - 0.1%
             1,000  Daiwa House Industry Co., Ltd.                                                                            11,287
Building and Construction - Miscellaneous - 1.2%
             3,176  Cintra Concesiones de Infraestructuras de Transporte S.A.                                                 30,882
               211  Hochtief A.G.                                                                                             17,730
               387  Koninklijke Boskalis Westminster N.V.                                                                     14,830
             1,131  Leighton Holdings, Ltd.                                                                                   40,465
                                                                                                                             103,907
Building and Construction Products - Miscellaneous - 1.8%
               174  Cie de Saint-Gobain                                                                                        8,366
             4,298  Fletcher Building, Ltd.                                                                                   25,484
               277  Geberit A.G.                                                                                              49,587
             1,400  JS Group Corp.                                                                                            28,503
             3,000  Panasonic Electric Works Co., Ltd.                                                                        37,873
                                                                                                                             149,813
Building Products - Air and Heating - 0.1%
               200  Rinnai Corp.                                                                                              10,506
Building Products - Cement and Aggregate - 1.2%
             1,782  Boral, Ltd.                                                                                                9,171
             1,176  Cimpor-Cimentos de Portugal                                                                                8,886
               402  HeidelbergCement A.G.                                                                                     22,422
               482  Holcim, Ltd.                                                                                              35,940
             3,260  James Hardie Industries N.V.*                                                                             21,713
                43  Lafarge S.A.                                                                                               3,026
                                                                                                                             101,158
Building Products - Doors and Windows - 0.3%
             2,000  Asahi Glass Co., Ltd.                                                                                     22,531
Cable Television - 0.3%
               650  British Sky Broadcasting Group PLC                                                                         5,937
                18  Jupiter Telecommunications Co., Ltd.                                                                      20,798
                                                                                                                              26,735
Casino Hotels - 0%
             1,700  Sands China, Ltd.*                                                                                         2,702
Cellular Telecommunications - 0.5%
            19,634  Vodafone Group PLC                                                                                        45,282
Chemicals - Diversified - 2.2%
                57  Akzo Nobel N.V.                                                                                            3,248
               803  BASF S.E.                                                                                                 49,797
               329  Bayer A.G.                                                                                                22,251
             4,000  Denki Kagaku Kogyo Kabushiki Kaisha                                                                       17,203
               700  Hitachi Chemical Co., Ltd.                                                                                15,128
               458  Koninklijke DSM N.V.                                                                                      20,421
             1,000  Nissan Chemical Industries, Ltd.                                                                          13,994
               700  Nitto Denko Corp.                                                                                         27,185
             4,000  Showa Denko K.K.                                                                                           9,030
                19  Wacker Chemie A.G.                                                                                         2,833
                                                                                                                             181,090
Chemicals - Specialty - 0.3%
             1,000  Daicel Chemical Industries, Ltd.                                                                           6,879
                25  Givaudan S.A.                                                                                             21,938
                                                                                                                              28,817
Coatings and Paint Products - 0.2%
             2,000  Kansai Paint Co., Ltd.                                                                                    16,305
Commercial Banks - 9.2%
             2,755  Australia and New Zealand Banking Group, Ltd.                                                             64,096
             5,081  Banco Bilbao Vizcaya Argentaria S.A.                                                                      69,511
             2,829  Banco Comercial Portugues S.A.                                                                             3,148
             8,515  Banco Santander Central Hispano S.A.                                                                     113,154
               478  Bank of Cyprus Public Co., Ltd.                                                                            3,021
             2,986  Bendigo and Adelaide Bank, Ltd.                                                                           27,393
            10,000  BOC Hong Kong Holdings, Ltd.                                                                              23,854
             2,038  Commonwealth Bank of Australia                                                                           105,242
             1,150  Danske Bank A/S*                                                                                          28,296
             1,000  DBS Group Holdings, Ltd.                                                                                  10,225
             2,200  Den Norske Bank A.S.A.                                                                                    25,152
               243  Deutsche Postbank AG*                                                                                      7,796
               315  KBC Groep N.V.*                                                                                           15,253
             2,197  National Australia Bank, Ltd.                                                                             55,467
               161  Nordea Bank A.B.                                                                                           1,589
             5,000  Oversea-Chinese Banking Corp., Ltd.                                                                       31,138
             4,800  Senshu Ikeda Holdings, Inc.*                                                                               8,730
             2,983  Sparbanken Sverige A.B. - Class A*                                                                        30,624
               111  Standard Chartered PLC                                                                                     3,027
             4,731  Suncorp-Metway, Ltd.                                                                                      37,065
               767  Svenska Handelsbanken A.B. - Class A                                                                      22,485
             2,000  United Overseas Bank, Ltd.                                                                                27,485
             2,133  Westpac Banking Corp.                                                                                     54,478
                                                                                                                             768,229
Commercial Services - Finance - 0.4%
             3,683  Experian PLC                                                                                              36,239
Computer Aided Design - 0.1%
               109  Dassault Systemes S.A.                                                                                     6,447
Computer Services - 0.4%
               115  Atos Origin S.A.*                                                                                          5,774
             2,688  Computershare, Ltd.                                                                                       30,874
                                                                                                                              36,648
Computers - Integrated Systems - 0%
                20  Obic Co., Ltd.                                                                                             3,633
Computers - Memory Devices - 0.2%
               300  TDK Corp.                                                                                                 19,964
Consulting Services - 0.2%
             1,611  Serco Group PLC                                                                                           14,691
Containers - Paper and Plastic - 0.7%
            10,319  Amcor, Ltd.                                                                                               60,492
Cosmetics and Toiletries - 1.5%
               463  Beiersdorf A.G.                                                                                           27,690
               100  Kao Corp.                                                                                                  2,536
               425  L'Oreal S.A.                                                                                              44,688
             1,000  Shiseido Company, Ltd.                                                                                    21,718
               300  Unicharm Corp.                                                                                            28,983
                                                                                                                             125,615
Cruise Lines - 0.2%
               418  Carnival PLC                                                                                              17,156
Dialysis Centers - 0.1%
               107  Fresenius Medical Care A.G. & Co. KGaA                                                                     6,037
Distribution/Wholesale - 0.8%
               100  Hitachi High-Technologies Corp.                                                                            2,295
             1,000  Jardine Cycle & Carriage, Ltd.                                                                            21,007
             8,000  Li & Fung, Ltd.                                                                                           39,361
                                                                                                                              62,663
Diversified Banking Institutions - 1.6%
               116  BNP Paribas                                                                                                8,908
               218  Credit Suisse Group A.G.                                                                                  11,240
             7,730  HSBC Holdings PLC                                                                                         78,347
             5,810  Natixis*                                                                                                  31,346
                74  Societe Generale - Class A                                                                                 4,654
                                                                                                                             134,495
Diversified Financial Services - 0.1%
             1,120  Investec PLC                                                                                               9,160
Diversified Minerals - 1.2%
               501  Angiodynamics, Inc.*                                                                                      21,847
               387  BHP Billiton PLC                                                                                          13,271
               969  BHP Billiton, Ltd.                                                                                        38,749
            16,061  Oxiana, Ltd.*                                                                                             16,871
               455  Xstrata PLC                                                                                                8,619
                                                                                                                              99,357
Diversified Operations - 1.8%
             6,206  CSR Limited                                                                                                9,423
               130  GEA Group A.G.                                                                                             3,013
             4,175  Invensys PLC                                                                                              21,582
               236  LVMH Moet Hennessy Louis Vuitton S.A.                                                                     27,582
               202  Siemens A.G.                                                                                              20,228
             1,637  Smiths Group PLC                                                                                          28,215
             1,000  Swire Pacific, Ltd. - Class A                                                                             12,030
             5,000  Wharf Holdings, Ltd.                                                                                      28,175
                                                                                                                             150,248
Diversified Operations - Commercial Services - 0.3%
             1,884  Brambles, Ltd.                                                                                            12,720
               868  Bunzl PLC                                                                                                  9,496
                                                                                                                              22,216
E-Commerce/Services - 0.6%
                 2  Dena, Co., Ltd.                                                                                           14,807
                46  Rakuten, Inc.                                                                                             33,268
                                                                                                                              48,075
Electric - Generation - 0%
               100  Electric Power Development Co., Ltd.                                                                       3,295
Electric - Integrated - 0.2%
               200  Chubu Electric Power Co, Inc.                                                                              5,001
                60  E.ON A.G.                                                                                                  2,215
               391  Enel S.P.A.                                                                                                2,186
               846  International Power PLC                                                                                    4,093
                44  RWE A.G.                                                                                                   3,898
                                                                                                                              17,393
Electric - Transmission - 0.1%
                23  Red Electrica Corp. S.A.                                                                                   1,234
             1,927  Terna Rete Elettrica Nazionale S.P.A.                                                                      8,334
                                                                                                                               9,568
Electric Products - Miscellaneous - 0.4%
               400  Brother Industries, Ltd.                                                                                   4,836
               418  Legrand S.A.                                                                                              13,204
             2,000  Mitsubishi Electric Corp.                                                                                 18,380
                                                                                                                              36,420
Electronic Components - Miscellaneous - 3.2%
               900  Hoya Corp.                                                                                                24,736
             1,767  Koninklijke Philips Electronics N.V.                                                                      56,651
               200  Murata Manufacturing Co., Ltd.                                                                            11,362
             1,000  NGK Insulators, Ltd.                                                                                      20,402
               600  Nidec Corp.                                                                                               64,319
             2,000  Nippon Electric Glass Co, Ltd.                                                                            28,180
             1,000  Omron Corp.                                                                                               23,216
             4,000  Toshiba Corp.*                                                                                            20,670
             2,000  Yaskawa Electric Corp.                                                                                    18,295
                                                                                                                             267,831
Electronic Components - Semiconductors - 0.6%
               900  Elpida Memory, Inc.*                                                                                      17,727
             4,551  Infineon Technologies A.G.*                                                                               31,584
               200  Sumco Corp.                                                                                                4,254
                                                                                                                              53,565
Electronic Measuring Instruments - 0.3%
               500  Advantest Corp.                                                                                           12,507
             1,700  Yokogawa Electric Corp.                                                                                   14,804
                                                                                                                              27,311
Electronics - Military - 0.4%
             1,211  Safran S.A.                                                                                               31,564
Engineering - Research and Development Services - 0.3%
             9,000  Singapore Technologies Engineering, Ltd.                                                                  20,528
               332  WorleyParsons, Ltd.                                                                                        7,751
                                                                                                                              28,279
Enterprise Software/Services - 0.1%
               200  Oracle Corp. Japan                                                                                         9,276
Filtration and Separations Products - 0.2%
             1,288  Afla Laval A.B.                                                                                           18,969
Finance - Investment Bankers/Brokers - 0.2%
               403  Macquarie Bank, Ltd.                                                                                      17,469
Finance - Leasing Companies - 0.1%
                90  Orix Corp.                                                                                                 7,982
Finance - Other Services - 0.1%
               300  Hong Kong Exchanges & Clearing, Ltd.                                                                       5,008
Food - Catering - 0.3%
             3,456  Compass Group PLC                                                                                         27,582
Food - Dairy Products - 0.4%
             3,786  Parmalat S.P.A.                                                                                           10,367
               800  Yakult Honsha Co., Ltd.                                                                                   21,585
                                                                                                                              31,952
Food - Flour and Grain - 0.1%
               500  Nisshin Seifun Group, Inc.                                                                                 6,457
Food - Miscellaneous/Diversified - 2.9%
             2,000  Ajinomoto Co, Inc.                                                                                        19,814
                94  Associated British Foods PLC                                                                               1,396
               747  Kerry Group PLC                                                                                           23,203
               100  MEIJI Holdings Co., Ltd.                                                                                   3,884
             2,002  Nestle S.A.                                                                                              102,559
               100  Nissin Foods Holdings Co., Ltd.                                                                            3,365
             1,455  Unilever N.V.                                                                                             44,005
             1,413  Unilever PLC                                                                                              41,485
                                                                                                                             239,711
Food - Retail - 0.8%
             1,766  Jeronimo Martins SGPS S.A.                                                                                17,887
             5,088  Tesco PLC                                                                                                 33,617
               706  Woolworths, Ltd.                                                                                          18,135
                                                                                                                              69,639
Food - Wholesale/Distribution - 0.3%
               353  Kesko, Ltd.                                                                                               13,892
             2,718  Metcash, Ltd.                                                                                             10,323
                                                                                                                              24,215
Gas - Distribution - 0.5%
               213  Enagas                                                                                                     4,667
               190  Gas Natural SDG S.A.                                                                                       3,508
             2,600  Hong Kong & China Gas Co., Ltd.                                                                            6,483
             4,000  Toho Gas Co., Ltd.                                                                                        21,825
             2,000  Tokyo Gas Co, Ltd.                                                                                         8,816
                                                                                                                              45,299
Gold Mining - 0%
                47  Randgold Resources, Ltd.                                                                                   3,576
Hotels and Motels - 0.4%
             1,000  City Developments, Ltd.                                                                                    7,579
             1,612  Intercontinental Hotels Group PLC                                                                         25,241
                                                                                                                              32,820
Human Resources - 0.9%
               591  Adecco S.A.                                                                                               33,556
               797  Randstad Holding N.V.*                                                                                    37,871
                                                                                                                              71,427
Import/Export - 0.4%
             1,000  Marubeni Corp.                                                                                             6,216
               700  Mitsubishi Corp.                                                                                          18,348
               400  Mitsui & Company, Ltd.                                                                                     6,723
                                                                                                                              31,287
Industrial Gases - 0.3%
               139  Linde A.G.                                                                                                16,583
             1,000  Taiyo Nippon Sanso Corp.                                                                                   9,779
                                                                                                                              26,362
Internet Financial Services - 0%
                 4  SBI Holdings, Inc.                                                                                           790
Investment Companies - 0.5%
               234  Eurazeo                                                                                                   16,252
               675  Kinnevik Investment AB                                                                                    12,438
               318  Ratos AB                                                                                                  10,552
             4,942  Resolution, Ltd.                                                                                           6,145
                                                                                                                              45,387
Investment Management and Advisory Services - 0.1%
               357  Schroders PLC                                                                                              7,621
Leisure and Recreation Products - 0.1%
               600  Sega Sammy Holdings, Inc.                                                                                  7,267
Life and Health Insurance - 1.3%
             1,830  AMP, Ltd.                                                                                                 10,510
             7,554  AXA Asia Pacific Holdings, Ltd.                                                                           43,798
               856  Mediolanum S.P.A.                                                                                          5,008
             9,282  Old Mutual PLC                                                                                            17,252
               651  Prudential PLC                                                                                             5,408
               201  Swiss Life Holdings*                                                                                      26,410
                                                                                                                             108,386
Machine Tools and Related Products - 0.1%
               455  Sandvik A.B.                                                                                               5,689
               200  THK Co., Ltd.                                                                                              4,365
                                                                                                                              10,054
Machinery - Construction and Mining - 0.8%
               575  Atlas Copco AB - Class A                                                                                   8,922
               704  Atlas Copco AB - Class B                                                                                   9,871
               800  Hitachi Construction Machinery Co., Ltd.                                                                  18,907
             1,200  Komatsu, Ltd.                                                                                             25,163
                                                                                                                              62,863
Machinery - Electrical - 0.4%
               240  Schindler Holding A.G.                                                                                    21,129
               120  Schindler Holding A.G.                                                                                    10,428
                                                                                                                              31,557
Machinery - Farm - 0.2%
             2,000  Kubota Corp.                                                                                              18,230
Machinery - General Industrial - 0.9%
               912  Kone Oyj - Class B                                                                                        37,689
             1,048  Metso Corp.                                                                                               33,840
                                                                                                                              71,529
Medical - Biomedical and Genetic - 0.1%
                84  CSL, Ltd.                                                                                                  2,807
                42  Novozymes A/S                                                                                              4,649
                                                                                                                               7,456
Medical - Drugs - 5.8%
             1,152  AstraZeneca PLC                                                                                           51,371
             1,200  Dainippon Sumitomo Pharma Co., Ltd.                                                                       11,002
               100  Eisai Company, Ltd.                                                                                        3,568
             3,565  GlaxoSmithKline PLC                                                                                       68,453
               134  Ipsen                                                                                                      6,543
             1,000  Mitsubishi Tanabe Pharma Corp.                                                                            14,122
             1,495  Novartis A.G.                                                                                             80,770
               436  Novo Nordisk A/S                                                                                          33,837
               720  Orion Oyj - Class B                                                                                       15,927
               376  Roche Holding A.G.                                                                                        60,996
               648  Sanofi-Aventis S.A.                                                                                       48,298
             2,965  Shire PLC                                                                                                 65,412
               612  UCB S.A.                                                                                                  26,130
                                                                                                                             486,429
Medical - Wholesale Drug Distributors - 0.2%
               400  Suzuken Co., Ltd.                                                                                         14,101
Medical Instruments - 0.5%
             1,112  Getinge A.B.                                                                                              26,668
               300  Sysmex, Corp.                                                                                             17,589
                                                                                                                              44,257
Medical Labs and Testing Services - 0.1%
                85  BioMerieux                                                                                                 9,761
Medical Products - 2.4%
               414  Cochlear, Ltd.                                                                                            27,665
               151  Coloplast A/S                                                                                             16,632
               134  Fresenius S.E.                                                                                             9,973
               750  Nobel Biocare Holding A.G.                                                                                20,065
             2,926  Smith & Nephew PLC                                                                                        29,145
               363  Sonova Holding A.G.                                                                                       45,111
                57  Straumann Holding A.G.                                                                                    14,195
               400  Terumo Corp.                                                                                              21,312
               187  William Demant Holding*                                                                                   13,234
                                                                                                                             197,332
Metal - Aluminum - 0%
               400  Norsk Hydro A.S.A.                                                                                         3,051
Metal - Copper - 0.7%
             1,399  Antofagasta PLC                                                                                           22,076
             1,670  Kazakhmys PLC                                                                                             38,692
                                                                                                                              60,768
Metal - Diversified - 0.9%
                93  Eurasian Natural Resources Corporation                                                                     1,682
               223  Rio Tinto PLC                                                                                             13,213
               262  Rio Tinto, Ltd.                                                                                           18,844
             1,019  Vedanta Resources PLC                                                                                     42,920
                                                                                                                              76,659
Metal - Iron - 0.4%
             6,715  Fortescue Metals Group, Ltd.*                                                                             30,186
Metal Processors and Fabricators - 0.7%
             1,812  Assa Abloy AB - Class B                                                                                   35,472
             2,000  NSK, Ltd.                                                                                                 15,791
               236  SKF A.B.                                                                                                   4,195
                                                                                                                              55,458
Mining Services - 0.4%
             1,483  Orica, Ltd.                                                                                               36,448
MRI and Medical Diagnostic Imaging Center - 0.4%
             2,819  Sonic Healthcare, Ltd.                                                                                    37,163
Multi-Line Insurance - 0.2%
               306  Fortis                                                                                                     1,089
               864  Mapfre S.A.                                                                                                3,169
               373  Sampo Oyj -  Class A                                                                                       9,894
                10  Zurich Financial Services A.G.                                                                             2,564
                                                                                                                              16,716
Multimedia - 1.2%
               660  Nikon, Corp.                                                                                              14,618
             3,665  Pearson PLC                                                                                               57,610
             3,104  WPP PLC                                                                                                   32,167
                                                                                                                             104,395
Office Automation and Equipment - 0.2%
               300  Canon, Inc.                                                                                               13,898
Office Supplies and Forms - 0.1%
                79  Societe BIC S.A.                                                                                           6,048
Oil - Field Services - 0.7%
               292  Fugro N.V.                                                                                                19,082
             1,056  Petrofac, Ltd.                                                                                            19,259
                70  Saipem S.P.A.                                                                                              2,708
               251  Technip S.A.                                                                                              20,407
                                                                                                                              61,456
Oil and Gas Drilling - 0.5%
             1,650  Seadrill, Ltd.                                                                                            38,478
Oil Companies - Exploration and Production - 0.2%
               351  Cairn Energy PLC*                                                                                          2,221
               111  Origin Energy, Ltd.                                                                                        1,685
               607  Tullow Oil PLC                                                                                            11,513
                                                                                                                              15,419
Oil Companies - Integrated - 2.6%
            11,675  BP PLC                                                                                                   110,431
               222  ENI S.P.A.                                                                                                 5,208
               226  Repsol YPF S.A.                                                                                            5,350
             1,588  Royal Dutch Shell PLC - Class A                                                                           46,021
               433  Royal Dutch Shell PLC - Class B                                                                           11,928
               635  Total S.A.                                                                                                36,858
                                                                                                                             215,796
Optical Supplies - 0.2%
               167  Cie Generale d'Optique Essilor International S.A.                                                         10,661
                76  Luxottica Group S.P.A.                                                                                     2,032
                                                                                                                              12,693
Paper and Related Products - 0.3%
               810  Stora Enso Oyj - Class R                                                                                   6,170
             1,199  Svenska Cellulosa                                                                                         16,910
               162  UPM-Kymmene Oyj                                                                                            2,150
                                                                                                                              25,230
Photo Equipment and Supplies - 0.3%
               900  Olympus Corp.                                                                                             28,886
Power Converters and Power Supply Equipment - 0.5%
               367  Schneider Electric S.A.                                                                                   43,041
Precious Metals - 0%
                94  Umicore                                                                                                    3,282
Property and Casualty Insurance - 0.3%
               879  Admiral Group PLC                                                                                         17,605
               520  Insurance Australia Group, Ltd.                                                                            1,851
               451  QBE Insurance Group, Ltd.                                                                                  8,618
                                                                                                                              28,074
Public Thoroughfares - 0.8%
               425  Abertis Infraestucturas S.A.                                                                               8,179
               279  Atlantia S.P.A.                                                                                            6,511
               791  Brisa                                                                                                      6,709
             9,403  Transurban Group                                                                                          43,562
                                                                                                                              64,961
Publishing - Newspapers - 0.5%
            16,298  John Fairfax Holdings, Ltd.                                                                               26,913
             5,000  Singapore Press Holdings, Ltd.                                                                            13,657
                                                                                                                              40,570
Real Estate Management/Services - 0.6%
             3,590  IMMOEAST Immobilien Anlagen A.G.*                                                                         19,684
             3,803  Lend Lease Corp., Ltd.                                                                                    30,214
                                                                                                                              49,898
Real Estate Operating/Development - 0.3%
             1,200  CapitaMalls Asia, Ltd.                                                                                     1,939
             1,000  Fraser and Neave, Ltd.                                                                                     3,432
             1,000  Henderson Land Development Co., Ltd.                                                                       7,046
             2,000  Hysan Development Co., Ltd.                                                                                5,783
               500  Kerry Properties, Ltd.                                                                                     2,682
                                                                                                                              20,882
Reinsurance - 0.1%
               180  Swiss Reinsurance                                                                                          8,863
REIT - Diversified - 1.6%
                19  Corio N.V.                                                                                                 1,268
             6,777  Dexus Property Group                                                                                       5,036
               182  Fonciere Des Regions                                                                                      20,044
                65  Gecina S.A.                                                                                                7,193
            32,638  Goodman Group                                                                                             19,612
             4,472  GPT Group                                                                                                  2,359
               739  Klepierre                                                                                                 29,022
               249  Land Securities Group PLC                                                                                  2,562
             5,934  Stockland                                                                                                 21,721
               119  Unibail-Rodamco                                                                                           24,106
                                                                                                                             132,923
REIT - Shopping Centers - 0.3%
            10,738  CFS Retail Property Trust                                                                                 18,471
               633  Westfield Group                                                                                            7,003
                                                                                                                              25,474
Retail - Apparel and Shoe - 1.5%
               200  Fast Retailing Co., Ltd.                                                                                  34,771
               189  Hennes & Mauritz A.B. - Class B                                                                           12,283
               524  Inditex S.A.                                                                                              34,537
             1,139  Next PLC                                                                                                  37,399
               100  Shimamura Co., Ltd.                                                                                        8,858
                                                                                                                             127,848
Retail - Automobile - 0.1%
               110  USS Co., Ltd.                                                                                              7,473
Retail - Building Products - 0.2%
             5,500  Kingfisher PLC                                                                                            17,892
Retail - Consumer Electronics - 0.1%
                80  Yamada Denki Co., Ltd.                                                                                     5,906
Retail - Discount - 0.1%
             3,413  Harvey Norman Holdings, Ltd.                                                                              11,335
Retail - Home Furnishings - 0.2%
               250  Nitori Company, Ltd.                                                                                      18,990
Retail - Jewelry - 1.7%
               400  Citizen Holding Co., Ltd.                                                                                  2,735
             1,454  Compagnie Financiere Richemont S.A.                                                                       56,320
               194  Swatch Group A.G.                                                                                         61,874
               327  Swatch Group, A.G.                                                                                        19,451
                                                                                                                             140,380
Retail - Major Department Stores - 0.3%
               941  Marks & Spencer Group PLC                                                                                  5,284
               161  PPR                                                                                                       21,432
                                                                                                                              26,716
Retail - Miscellaneous/Diversified - 1.0%
             1,875  Wesfarmers, Ltd.                                                                                          54,683
               981  Wesfarmers, Ltd.                                                                                          28,682
                                                                                                                              83,365
Retail - Restaurants - 0.4%
               725  Autogrill S.P.A.*                                                                                          8,822
             1,281  Whitbread PLC                                                                                             28,649
                                                                                                                              37,471
Rubber - Tires - 0%
                33  Compagnie Generale des Etablissements Michelin - Class B*                                                  2,432
Rubber and Vinyl - 0.3%
             1,100  JSR Corp.                                                                                                 22,984
Satellite Telecommunications - 0.3%
               511  Eutelsat Communications                                                                                   18,163
               830  Inmarsat PLC                                                                                               9,521
                                                                                                                              27,684
Security Services - 0.1%
             1,561  G4S PLC                                                                                                    6,193
               100  Secom Co., Ltd.                                                                                            4,376
                                                                                                                              10,569
Seismic Data Collection - 0.1%
               181  Compagnie Generale de Geophysique-Veritas                                                                  5,134
Semiconductor Equipment - 1.1%
             1,400  ASM Pacific Technology, Ltd.                                                                              13,262
             2,016  ASML Holding N.V.                                                                                         72,041
               100  Tokyo Electron, Ltd.                                                                                       6,633
                                                                                                                              91,936
Shipbuilding - 0.1%
            14,000  Yangzijiang Shipbuilding Holdings, Ltd.                                                                   11,612
Silver Mining - 0%
               204  Fresnillo PLC                                                                                              2,625
Soap and Cleaning Preparations - 0.8%
               977  Henkel KGaA                                                                                               45,263
               393  Reckitt Benckiser Group PLC                                                                               21,568
                                                                                                                              66,831
Steel - Producers - 0.2%
                99  Acerinox S.A.                                                                                              1,949
             1,742  OneSteel, Ltd.                                                                                             6,233
               276  Voestapine A.G.                                                                                           11,163
                                                                                                                              19,345
Steel Pipe and Tube - 0.5%
             1,162  Tenaris S.A.                                                                                              25,077
                64  Vallourec S.A.                                                                                            12,904
                                                                                                                              37,981
Telecommunication Services - 1.3%
             1,261  Tele2 A.B. - Class B                                                                                      21,052
               702  Telecom Corporation of New Zealand, Ltd.                                                                   1,082
             5,400  Telenor A.S.A.                                                                                            73,283
             1,701  TeliaSonera A.B.                                                                                          12,078
                                                                                                                             107,495
Telephone - Integrated - 3.0%
            24,159  BT Group PLC                                                                                              45,416
               193  Deutsche Telekom A.G.                                                                                      2,616
             1,234  Elisa Oyj*                                                                                                25,448
             2,245  Koninklijke KPN N.V.                                                                                      35,564
             1,748  Portugal Telecom SGPS S.A.                                                                                19,542
               700  Softbank Corp.                                                                                            17,247
               117  Swisscom A.G.                                                                                             42,711
             2,761  Telefonica S.A.                                                                                           65,401
                                                                                                                             253,945
Television - 1.2%
               780  Gestevision Telecinco S.A.                                                                                12,240
               545  M6-Metropole Television                                                                                   14,095
             5,537  Mediaset S.P.A.                                                                                           47,559
               999  Societe Television Francaise 1                                                                            18,530
             1,000  Television Broadcasts, Ltd.                                                                                4,843
                                                                                                                              97,267
Textile - Products - 0.1%
               500  Kuraray Co., Ltd.                                                                                          6,729
Tobacco - 1.2%
             1,439  British American Tobacco PLC                                                                              49,596
               539  Imperial Tobacco Group PLC                                                                                16,438
                 4  Japan Tobacco, Inc.                                                                                       14,892
               709  Swedish Match A.B.                                                                                        16,954
                                                                                                                              97,880
Tools - Hand Held - 0.1%
               300  Makita Corp.                                                                                               9,886
Transportation - Marine - 0.1%
             1,500  Orient Overseas International, Ltd.*                                                                      11,119
Transportation - Railroad - 0.5%
                 1  Central Japan Railway Co.                                                                                  7,617
               100  East Japan Railway Co.                                                                                     6,954
             1,520  Groupe Eurotunnel S.A.                                                                                    15,489
             1,000  Keio Corp.                                                                                                 6,751
               500  MTR Corp.                                                                                                  1,893
                                                                                                                              38,704
Transportation - Services - 1.5%
            14,634  Asciano Group*                                                                                            25,441
             2,000  ComfortDelgro Corp., Ltd.                                                                                  2,231
               628  Deutsche Post A.G.                                                                                        10,894
               253  Koninklijke Vopak N.V.                                                                                    19,923
                20  Kuehne + Nagel International A.G.                                                                          2,024
             1,020  TNT N.V.                                                                                                  29,244
             4,970  Toll Holdings, Ltd.                                                                                       33,832
                                                                                                                             123,589
Transportation - Truck - 0.3%
               514  DSV A/S                                                                                                    9,187
             1,000  Yamato Holdings Co., Ltd.                                                                                 14,058
                                                                                                                              23,245
Water - 0.1%
               292  Suez Environment S.A.                                                                                      6,720
Web Portals/Internet Service Providers - 0.2%
               347  United Internet A.G. Reg Shares                                                                            5,263
                27  Yahoo! Japan Corp.                                                                                         9,835
                                                                                                                              15,098
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,321,611)                                                                                       8,286,636
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.0%
Electric - Integrated - 0%
                49  RWE A.G.                                                                                                   4,029
Medical Products - 0.1%
               108  Fresenius A.G.                                                                                             8,153
Soap and Cleaning Preparations - 0.9%
             1,358  Henkel A.G. & Co., KGaA                                                                                   73,103
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $80,217)                                                                                          85,285
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.2%
            19,011  Janus Cash Liquidity Fund LLC, 0% (cost $19,011)                                                          19,011
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,420,839) - 100%                                                                          $8,390,932
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                     $  1,264,596                 15.1%
Austria                                             30,847                  0.3%
Belgium                                             83,227                  1.0%
Bermuda                                             98,595                  1.2%
Cayman Islands                                      15,964                  0.2%
Cyprus                                               3,021                  0.0%
Denmark                                            105,834                  1.3%
Finland                                            159,625                  1.9%
France                                             658,075                  7.8%
Germany                                            410,250                  4.9%
Greece                                               8,060                  0.1%
Guernsey                                             6,145                  0.1%
Hong Kong                                           95,114                  1.1%
Ireland                                             23,203                  0.3%
Italy                                              101,963                  1.2%
Japan                                            1,434,859                 17.1%
Jersey                                             156,654                  1.9%
Luxembourg                                          25,077                  0.3%
Netherlands                                        455,065                  5.4%
New Zealand                                         26,566                  0.3%
Norway                                             108,003                  1.3%
Portugal                                            56,171                  0.7%
Singapore                                          218,090                  2.6%
Spain                                              353,783                  4.2%
Sweden                                             343,418                  4.1%
Switzerland                                        727,735                  8.7%
United Kingdom                                   1,401,981                 16.7%
United States++                                     19,011                  0.2%
--------------------------------------------------------------------------------
Total                                         $  8,390,932                100.0%

++ Includes Cash Equivalents.

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*                 Non-income producing security.


*** Schedule of Fair Valued Securities (as of March 31, 2010)

                                                                                                           Value as a %
                                                                                                          of Investment
                                                                                       Value                 Securities
------------------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed International Fund
Yue Yuen Industrial Holdings, Ltd.                                                    $6,955                       0.1%
------------------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

INTECH Risk-Managed International Fund

Common Stock

Athletic Footwear                                           $               16,879   $                6,955   $                   --

Building Products - Cement and Aggregate                                    79,445                   21,713                       --

All Other                                                                8,161,644                       --                       --

Preferred Stock                                                                 --                   85,285                       --

Money Market                                                                    --                   19,011                       --

Total Investments in Securities                             $            8,257,968   $              132,964   $                   --
------------------------------------------------------------------------------------------------------------------------------------

INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Advertising Agencies - 0.1%
             9,200  Interpublic Group of Companies, Inc.*                                                             $       76,544
Advertising Sales - 0%
               400  Lamar Advertising Co. - Class A*                                                                          13,740
Aerospace and Defense - 0.9%
             6,700  Boeing Co.                                                                                               486,487
             1,400  General Dynamics Corp.                                                                                   108,080
               500  Northrop Grumman Corp.                                                                                    32,785
             3,000  Spirit Aerosystems Holdings, Inc.*                                                                        70,140
                                                                                                                             697,492
Aerospace and Defense - Equipment - 0%
               300  BE Aerospace, Inc.*                                                                                        9,135
Agricultural Chemicals - 0.1%
               600  CF Industries Holdings, Inc.                                                                              54,708
             1,300  Terra Industries, Inc.                                                                                    59,488
                                                                                                                             114,196
Agricultural Operations - 0.2%
             1,400  Archer-Daniels-Midland Co.                                                                                40,460
             1,300  Bunge, Ltd.                                                                                               80,119
                                                                                                                             120,579
Airlines - 0%
             2,900  Southwest Airlines Co.                                                                                    38,338
Apparel Manufacturers - 0.1%
               200  Polo Ralph Lauren Corp.                                                                                   17,008
               700  VF Corp.                                                                                                  56,105
                                                                                                                              73,113
Appliances - 0.1%
             1,200  Whirlpool Corp.                                                                                          104,700
Audio and Video Products - 0.1%
             1,400  Harman International Industries, Inc.*                                                                    65,492
Automotive - Cars and Light Trucks - 0.2%
            13,300  Ford Motor Co.*                                                                                          167,181
Automotive - Medium and Heavy Duty Trucks - 0.1%
             1,900  Oshkosh Truck Corp.*                                                                                      76,646
               600  PACCAR, Inc.                                                                                              26,004
                                                                                                                             102,650
Automotive - Truck Parts and Equipment - Original - 0.9%
             8,600  Autoliv, Inc.*                                                                                           443,158
               600  BorgWarner, Inc.*                                                                                         22,908
             6,700  Johnson Controls, Inc.                                                                                   221,033
               600  TRW Automotive Holdings Corp.*                                                                            17,148
               600  WABCO Holdings, Inc.*                                                                                     17,952
                                                                                                                             722,199
Batteries and Battery Systems - 0%
               200  Energizer Holdings, Inc.*                                                                                 12,552
Beverages - Non-Alcoholic - 0.5%
             2,000  Coca-Cola Co.                                                                                            110,000
             3,000  Coca-Cola Enterprises, Inc.                                                                               82,980
             4,400  Dr. Pepper Snapple Group, Inc.                                                                           154,748
                                                                                                                             347,728
Beverages - Wine and Spirits - 0.1%
               400  Central Euro Distribution*                                                                                14,004
             3,100  Constellation Brands, Inc. - Class A*                                                                     50,964
                                                                                                                              64,968
Brewery - 0.1%
             1,300  Molson Coors Brewing Co. - Class B                                                                        54,678
Broadcast Services and Programming - 0.7%
             1,900  Discovery Communications*                                                                                 55,879
             4,200  Liberty Global, Inc. - Class A*                                                                          122,472
             2,800  Liberty Media Corp - Starz*                                                                              153,104
             1,000  Liberty Media Corp. - Capital - Class A*                                                                  36,370
             3,600  Scripps Networks Interactive, Inc. - Class A                                                             159,660
                                                                                                                             527,485
Building - Residential and Commercial - 0.2%
             5,700  Lennar Corp. - Class A                                                                                    98,097
               100  M.D.C. Holdings, Inc.                                                                                      3,461
               100  NVR, Inc.*                                                                                                72,650
             1,390  Pulte Homes, Inc.*                                                                                        15,638
                                                                                                                             189,846
Building and Construction Products - Miscellaneous - 0%
               600  Owens Corning*                                                                                            15,264
Building Products - Wood - 0.1%
             4,800  Masco Corp.                                                                                               74,496
Cable/Satellite TV - 2.4%
            11,000  Cablevision Systems New York Group - Class A                                                             265,540
            40,050  Comcast Corp. - Class A                                                                                  753,741
             3,801  DIRECTV- Class A*                                                                                        128,512
            13,900  DISH Network Corp. - Class A*                                                                            289,398
             7,051  Time Warner Cable, Inc. - Class A                                                                        375,889
                                                                                                                           1,813,080
Casino Hotels - 0.1%
             7,700  MGM Mirage*                                                                                               92,400
               100  Wynn Resorts, Ltd.                                                                                         7,583
                                                                                                                              99,983
Casino Services - 0%
               900  International Game Technology                                                                             16,605
Cellular Telecommunications - 0.1%
             1,400  N.I.I. Holdings, Inc.*                                                                                    58,324
Chemicals - Diversified - 0.9%
             1,800  Dow Chemical Co.                                                                                          53,226
             7,000  E.I. du Pont de Nemours & Co.                                                                            260,680
            10,900  Huntsman Corp.                                                                                           131,345
             4,200  PPG Industries, Inc.                                                                                     274,680
                                                                                                                             719,931
Chemicals - Specialty - 1.1%
             4,500  Albemarle Corp.                                                                                          191,835
               300  Ashland, Inc.                                                                                             15,831
             3,200  Cabot Corp.                                                                                               97,280
             2,100  Cytec Industries, Inc.                                                                                    98,154
             5,200  Eastman Chemical Co.                                                                                     331,136
             1,000  Lubrizol Corp.                                                                                            91,720
                                                                                                                             825,956
Coal - 0%
             1,100  Arch Coal, Inc.                                                                                           25,135
               100  Massey Energy Co.                                                                                          5,229
                                                                                                                              30,364
Coatings and Paint Products - 0.2%
             6,400  RPM International, Inc.                                                                                  136,576
             1,500  Valspar Corp.                                                                                             44,220
                                                                                                                             180,796
Commercial Banks - 1.8%
             3,400  Associated Banc-Corp.                                                                                     46,920
               900  Bank of Hawaii Corp.                                                                                      40,455
             6,800  BB&T Corp.                                                                                               220,252
               600  City National Corp.                                                                                       32,382
               300  Cullen/Frost Bankers, Inc.                                                                                16,740
             3,516  First Horizon National Corp.*                                                                             49,400
             4,000  Fulton Financial Corp.                                                                                    40,760
             2,500  M&T Bank Corp.                                                                                           198,450
            25,100  Marshall & Ilsley Corp.                                                                                  202,055
            25,297  Regions Financial Corp.                                                                                  198,581
             3,600  TCF Financial Corp.                                                                                       57,384
            12,000  Zions Bancorporation                                                                                     261,840
                                                                                                                           1,365,219
Commercial Services - 0%
             1,900  Quanta Services, Inc.*                                                                                    36,404
Commercial Services - Finance - 0.1%
               200  Equifax, Inc.                                                                                              7,160
             3,600  Total System Services, Inc.                                                                               56,376
                                                                                                                              63,536
Computer Aided Design - 0.1%
             2,100  Autodesk, Inc.*                                                                                           61,782
Computer Services - 0.2%
             2,500  Computer Sciences Corp.*                                                                                 136,225
Computers - 0.3%
             4,500  Hewlett-Packard Co.                                                                                      239,175
Computers - Integrated Systems - 0.2%
            11,100  Brocade Communications Systems, Inc.*                                                                     63,381
               600  Diebold, Inc.                                                                                             19,056
             3,500  Terdata Corp.*                                                                                           101,115
                                                                                                                             183,552
Computers - Memory Devices - 0.3%
            10,500  EMC Corp.*                                                                                               189,420
             1,400  Seagate Technology*                                                                                       25,564
               900  Western Digital Corp.*                                                                                    35,091
                                                                                                                             250,075
Computers - Peripheral Equipment - 0.1%
             2,600  Lexmark International, Inc. - Class A*                                                                    93,808
Consumer Products - Miscellaneous - 0.1%
             2,600  Jarden Corp.                                                                                              86,554
Containers - Metal and Glass - 0.5%
             1,700  Ball Corp.                                                                                                90,746
             3,300  Greif, Inc.                                                                                              181,236
             3,300  Owens-Illinois, Inc.*                                                                                    117,282
                                                                                                                             389,264
Containers - Paper and Plastic - 0.4%
               700  Bemis Co., Inc.                                                                                           20,104
             1,500  Packaging Corp. of America                                                                                36,915
             7,300  Sealed Air Corp.                                                                                         153,884
             3,300  Sonoco Products Co.                                                                                      101,607
             1,400  Temple-Inland, Inc.                                                                                       28,602
                                                                                                                             341,112
Cosmetics and Toiletries - 1.1%
            13,500  Procter & Gamble Co.                                                                                     854,145
Cruise Lines - 0.2%
             1,900  Carnival Corp. (U.S. Shares)                                                                              73,872
             1,300  Royal Caribbean Cruises, Ltd. (U.S. Shares)*                                                              42,887
                                                                                                                             116,759
Data Processing and Management - 0.2%
             1,300  Broadridge Financial Solutions, Inc.                                                                      27,794
             5,800  Fidelity National Information Services, Inc.                                                             135,952
                                                                                                                             163,746
Diagnostic Kits - 0%
               800  Inverness Medical Innovations, Inc.*                                                                      31,160
Distribution/Wholesale - 0.1%
             1,100  Ingram Micro, Inc. - Class A*                                                                             19,305
               600  Wesco International, Inc.*                                                                                20,826
                                                                                                                              40,131
Diversified Banking Institutions - 4.8%
            42,505  Bank of America Corp.                                                                                    758,714
            89,700  Citigroup, Inc.*                                                                                         363,285
             5,400  Goldman Sachs Group, Inc.                                                                                921,402
            30,900  JPMorgan Chase & Co.                                                                                   1,382,775
             9,200  Morgan Stanley                                                                                           269,468
                                                                                                                           3,695,644
Diversified Operations - 4.3%
             1,700  Carlisle Companies., Inc.                                                                                 64,770
             1,900  Crane Co.                                                                                                 67,450
             1,500  Eaton Corp.                                                                                              113,655
           133,100  General Electric Co.                                                                                   2,422,420
             1,500  Harsco Corp.                                                                                              47,910
             3,900  Illinois Tool Works, Inc.                                                                                184,704
               900  ITT Corp.                                                                                                 48,249
             4,000  Leucadia National Corp.*                                                                                  99,240
             1,900  Parker Hannifin Corp.                                                                                    123,006
               900  SPX Corp.                                                                                                 59,688
             3,700  Textron, Inc.                                                                                             78,551
               800  Trinity Industries, Inc.                                                                                  15,968
                                                                                                                           3,325,611
E-Commerce/Services - 0.8%
            19,900  eBay, Inc.*                                                                                              536,305
               500  Expedia, Inc.                                                                                             12,480
               500  IAC/InterActiveCorp*                                                                                      11,370
             3,000  Liberty Media Corp. - Interactive - Class A                                                               45,930
                                                                                                                             606,085
Electric - Generation - 0.2%
            16,600  AES Corp.*                                                                                               182,600
Electric - Integrated - 2.0%
               600  Ameren Corp.                                                                                              15,648
             6,100  CMS Energy Corp.                                                                                          94,306
             2,800  Constellation Energy Group, Inc.                                                                          98,308
               800  DPL, Inc.                                                                                                 21,752
             1,200  DTE Energy Co.                                                                                            53,520
               100  Entergy Corp.                                                                                              8,135
               500  Exelon Corp.                                                                                              21,905
             8,900  FPL Group, Inc.                                                                                          430,137
             1,300  Great Plains Energy, Inc.                                                                                 24,141
             1,400  Hawaiian Electric Industries, Inc.                                                                        31,430
             1,200  Integrys Energy Group, Inc.                                                                               56,856
             4,700  MDU Resources Group, Inc.                                                                                101,426
             1,000  OGE Energy Corp.                                                                                          38,940
             1,500  Pepco Holdings, Inc.                                                                                      25,725
             2,500  PG&E Corp.                                                                                               106,050
               100  Pinnacle West Capital Corp.                                                                                3,773
             7,600  Public Service Enterprise Group, Inc.                                                                    224,352
             3,800  Sierra Pacific Resources                                                                                  46,854
             6,000  TECO Energy, Inc.                                                                                         95,340
               400  Xcel Energy, Inc.                                                                                          8,480
                                                                                                                           1,507,078
Electric Products - Miscellaneous - 0.1%
             3,600  Molex, Inc.                                                                                               75,096
Electronic Components - Miscellaneous - 0.1%
               900  Garmin, Ltd.                                                                                              34,632
               700  Jabil Circuit, Inc.                                                                                       11,333
             6,200  Vishay Intertechnology, Inc.*                                                                             63,426
                                                                                                                             109,391
Electronic Components - Semiconductors - 0.9%
             3,400  Advanced Micro Devices, Inc.*                                                                             31,518
             1,600  Fairchild Semiconductor International, Inc.*                                                              17,040
             8,900  Intel Corp.                                                                                              198,114
             5,900  Intersil Corp. - Class A                                                                                  87,084
            15,700  LSI Corp.*                                                                                                96,084
             1,500  Microchip Technology, Inc.                                                                                42,240
             1,400  Micron Technology, Inc.*                                                                                  14,546
            10,400  PMC-Sierra, Inc.*                                                                                         92,768
             2,600  Rovi Corp.*                                                                                               96,538
                                                                                                                             675,932
Electronic Connectors - 0.1%
             2,600  Thomas & Betts Corp.*                                                                                    102,024
Electronic Design Automation - 0%
               400  Synopsys, Inc.*                                                                                            8,948
Electronic Measuring Instruments - 0%
               200  Itron, Inc.*                                                                                              14,514
Electronic Parts Distributors - 0.8%
             4,300  Arrow Electronics, Inc.*                                                                                 129,559
             8,500  Avnet, Inc.*                                                                                             255,000
             5,600  Tech Data Corp.*                                                                                         234,640
                                                                                                                             619,199
Engineering - Research and Development Services - 0.3%
            10,400  KBR, Inc.                                                                                                230,464
               500  URS Corp.*                                                                                                24,805
                                                                                                                             255,269
Engines - Internal Combustion - 0.1%
               900  Cummins, Inc.                                                                                             55,755
Enterprise Software/Services - 0.1%
               600  CA, Inc.                                                                                                  14,082
             8,400  Novell, Inc.*                                                                                             50,316
                                                                                                                              64,398
Entertainment Software - 0.1%
             5,200  Activision Blizzard, Inc.                                                                                 62,712
Fiduciary Banks - 1.0%
            15,624  Bank of New York Mellon Corp.                                                                            482,469
             6,300  State Street Corp.                                                                                       284,382
                                                                                                                             766,851
Finance - Auto Loans - 0.1%
             3,100  AmeriCredit Corp.*                                                                                        73,656
Finance - Consumer Loans - 0.3%
            19,200  SLM Corp.*                                                                                               240,384
Finance - Credit Card - 0.9%
            10,000  American Express Co.                                                                                     412,600
            19,400  Discover Financial Services                                                                              289,060
                                                                                                                             701,660
Finance - Investment Bankers/Brokers - 0.3%
             2,200  Jefferies Group, Inc.                                                                                     52,074
             6,200  Raymond James Financial, Inc.                                                                            165,788
                                                                                                                             217,862
Finance - Other Services - 0.9%
             1,100  CME Group, Inc.                                                                                          347,721
            10,700  NYSE Euronext                                                                                            316,827
                                                                                                                             664,548
Food - Canned - 0.3%
            15,800  Del Monte Foods Co.                                                                                      230,680
Food - Confectionery - 0.2%
             1,100  Hershey Co.                                                                                               47,091
             2,300  J.M. Smucker Co.                                                                                         138,598
                                                                                                                             185,689
Food - Meat Products - 0.6%
               400  Hormel Foods Corp.                                                                                        16,804
             7,500  Smithfield Foods, Inc.*                                                                                  155,550
            13,700  Tyson Foods, Inc. - Class A                                                                              262,355
                                                                                                                             434,709
Food - Miscellaneous/Diversified - 0.7%
               800  Campbell Soup Co.                                                                                         28,280
               800  ConAgra Foods, Inc.                                                                                       20,056
             1,500  Corn Products International, Inc.                                                                         51,990
             1,700  General Mills, Inc.                                                                                      120,343
               300  H.J. Heinz Co.                                                                                            13,683
             8,252  Kraft Foods, Inc. - Class A                                                                              249,540
             5,300  Sara Lee Corp.                                                                                            73,829
                                                                                                                             557,721
Food - Retail - 0.1%
               100  Kroger Co.                                                                                                 2,166
             3,000  Supervalu, Inc.                                                                                           50,040
             1,200  Whole Foods Market, Inc.*                                                                                 43,380
                                                                                                                              95,586
Forestry - 0%
               700  Weyerhaeuser Co.                                                                                          31,689
Funeral Services and Related Items - 0.3%
            21,400  Service Corporation International                                                                        196,452
Gas - Distribution - 1.3%
               200  Atmos Energy Corp.                                                                                         5,714
             7,800  Energen Corp.                                                                                            362,934
             3,700  National Fuel Gas Co.                                                                                    187,035
             7,000  NiSource, Inc.                                                                                           110,600
             2,700  Sempra Energy                                                                                            134,730
             8,400  Southern Union Co.                                                                                       213,108
                                                                                                                           1,014,121
Home Decoration Products - 0.3%
            14,900  Newell Rubbermaid, Inc.                                                                                  226,480
Hospital Beds and Equipment - 0.2%
             3,600  Hill-Rom Holdings, Inc.                                                                                   97,956
             1,900  Kinetic Concepts, Inc.*                                                                                   90,839
                                                                                                                             188,795
Hotels and Motels - 0.4%
             8,344  Marriott International, Inc. - Class A                                                                   263,003
             1,400  Starwood Hotels & Resorts Worldwide, Inc.                                                                 65,296
               400  Wyndham Worldwide Corp.                                                                                   10,292
                                                                                                                             338,591
Human Resources - 0.7%
             7,500  Manpower, Inc.                                                                                           428,400
             4,400  Monster Worldwide, Inc.*                                                                                  73,084
                                                                                                                             501,484
Independent Power Producer - 0.4%
             7,300  Calpine Corp.*                                                                                            86,797
             9,500  Mirant Corp.*                                                                                            103,170
             6,300  NRG Energy, Inc.*                                                                                        131,670
             4,100  Reliant Energy, Inc.*                                                                                     15,129
                                                                                                                             336,766
Industrial Automation and Robotics - 0.4%
             5,700  Rockwell Automation, Inc.                                                                                321,252
Industrial Gases - 0.6%
             5,500  Air Products & Chemicals, Inc.                                                                           406,725
               300  Airgas, Inc.                                                                                              19,086
                                                                                                                             425,811
Instruments - Scientific - 0.3%
             6,900  PerkinElmer, Inc.                                                                                        164,910
             1,900  Thermo Fisher Scientific, Inc.*                                                                           97,736
                                                                                                                             262,646
Insurance Brokers - 0.1%
               600  Arthur J. Gallagher & Co.                                                                                 14,730
             2,400  Marsh & McLennan Cos., Inc.                                                                               58,608
                                                                                                                              73,338
Investment Management and Advisory Services - 1.3%
             5,300  Ameriprise Financial, Inc.                                                                               240,408
               900  BlackRock, Inc.                                                                                          195,984
             2,700  Franklin Resources, Inc.                                                                                 299,430
             8,300  INVESCO, Ltd.                                                                                            181,853
             2,700  Legg Mason, Inc.                                                                                          77,409
                                                                                                                             995,084
Life and Health Insurance - 0.9%
             3,679  Lincoln National Corp.                                                                                   112,945
             4,600  Protective Life Corp.                                                                                    101,154
             3,700  Prudential Financial, Inc.                                                                               223,850
             1,500  StanCorp Financial Group, Inc.                                                                            71,445
             1,800  Torchmark Corp.                                                                                           96,318
             4,400  Unum Group                                                                                               108,988
                                                                                                                             714,700
Machinery - Construction and Mining - 0.3%
             3,200  Caterpillar, Inc.                                                                                        201,120
               800  Terex Corp.*                                                                                              18,168
                                                                                                                             219,288
Machinery - Farm - 0.5%
             1,400  AGCO Corp.*                                                                                               50,218
             5,100  Deere & Co.                                                                                              303,246
                                                                                                                             353,464
Machinery - General Industrial - 0.2%
             3,100  Gardner Denver, Inc.                                                                                     136,524
Machinery - Print Trade - 0%
               500  Zebra Technologies Corp.*                                                                                 14,800
Machinery - Pumps - 0%
               700  Graco, Inc.                                                                                               22,400
Medical - Biomedical and Genetic - 0.2%
             2,000  Charles River Laboratories International, Inc.*                                                           78,620
             2,100  Life Technologies Corp.*                                                                                 109,767
                                                                                                                             188,387
Medical - Drugs - 3.8%
             1,300  Bristol-Myers Squibb Co.                                                                                  34,710
             2,600  Eli Lilly & Co.                                                                                           94,172
               700  Endo Pharmaceuticals Holdings, Inc.*                                                                      16,583
             3,200  Forest Laboratories, Inc.*                                                                               100,352
            14,800  King Pharmaceuticals, Inc.*                                                                              174,048
            16,975  Merck & Co., Inc.                                                                                        634,016
           109,171  Pfizer, Inc.                                                                                           1,872,283
                                                                                                                           2,926,164
Medical - Generic Drugs - 0.2%
             3,600  Mylan, Inc.*                                                                                              81,756
             1,400  Watson Pharmaceuticals, Inc.*                                                                             58,478
                                                                                                                             140,234
Medical - HMO - 2.2%
             4,400  Aetna, Inc.                                                                                              154,484
             9,300  CIGNA Corp.                                                                                              340,194
            11,100  Coventry Health Care, Inc.*                                                                              274,392
             7,200  Health Net, Inc.*                                                                                        179,064
             1,800  Humana, Inc.*                                                                                             84,186
             8,600  UnitedHealth Group, Inc.                                                                                 280,962
             5,500  WellPoint, Inc.*                                                                                         354,090
                                                                                                                           1,667,372
Medical - Hospitals - 0.4%
             2,000  Community Health Systems, Inc.*                                                                           73,860
               500  LifePoint Hospitals, Inc.*                                                                                18,390
             3,300  Tenet Healthcare Corp.*                                                                                   18,876
             6,200  Universal Health Services, Inc. - Class B                                                                217,558
                                                                                                                             328,684
Medical - Outpatient and Home Medical Care - 0%
               400  Lincare Holdings, Inc.*                                                                                   17,952
Medical - Wholesale Drug Distributors - 0.3%
               500  AmerisourceBergen Corp.                                                                                   14,460
               500  Cardinal Health, Inc.                                                                                     18,015
             2,500  McKesson Corp.                                                                                           164,300
                                                                                                                             196,775
Medical Instruments - 0.3%
            28,600  Boston Scientific Corp.*                                                                                 206,492
Medical Products - 1.6%
               600  Carefusion Corp.*                                                                                         15,858
             1,400  Cooper Companies, Inc.                                                                                    54,432
            15,500  Johnson & Johnson                                                                                      1,010,600
               300  Teleflex, Inc.                                                                                            19,221
             2,500  Zimmer Holdings, Inc.*                                                                                   148,000
                                                                                                                           1,248,111
Metal - Aluminum - 0.1%
             3,800  Alcoa, Inc.                                                                                               54,112
Metal - Copper - 0.2%
               605  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                            50,542
             2,600  Southern Copper Corp.                                                                                     82,342
                                                                                                                             132,884
Metal Processors and Fabricators - 0%
               700  Timken Co.                                                                                                21,007
Miscellaneous Manufacturing - 0%
               100  Aptargroup, Inc.                                                                                           3,935
Motion Pictures and Services - 0.2%
             3,000  DreamWorks Animation SKG, Inc. - Class A*                                                                118,170
Motorcycle and Motor Scooter Manufacturing - 0.2%
             5,400  Harley-Davidson, Inc.                                                                                    151,578
Multi-Line Insurance - 2.1%
             4,700  Allstate Corp.                                                                                           151,857
             2,600  American Financial Group, Inc.                                                                            73,970
             5,400  American International Group, Inc.*                                                                      184,356
             4,900  Assurant, Inc.                                                                                           168,462
             4,700  Genworth Financial, Inc. - Class A*                                                                       86,198
             2,600  Hartford Financial Services Group, Inc.                                                                   73,892
            13,200  Loews Corp.                                                                                              492,096
             6,000  MetLife, Inc.                                                                                            260,040
             7,100  XL Capital, Ltd. - Class A                                                                               134,190
                                                                                                                           1,625,061
Multimedia - 2.6%
            28,400  News Corp. - Class A                                                                                     409,244
            11,500  Time Warner, Inc.                                                                                        359,605
            15,300  Viacom, Inc. - Class B*                                                                                  526,014
            20,100  Walt Disney Co.                                                                                          701,691
                                                                                                                           1,996,554
Non-Hazardous Waste Disposal - 0%
             1,200  Republic Services, Inc.                                                                                   34,824
Office Automation and Equipment - 0.2%
            12,483  Xerox Corp.                                                                                              121,709
Office Supplies and Forms - 0.1%
             1,500  Avery Dennison Corp.                                                                                      54,615
Oil - Field Services - 2.1%
             4,300  Baker Hughes, Inc.                                                                                       201,412
            10,600  BJ Services Co.                                                                                          226,840
            14,500  Halliburton Co.                                                                                          436,885
             1,700  Helix Energy Solutions Group, Inc.*                                                                       22,151
            10,300  Schlumberger, Ltd. (U.S. Shares)                                                                         653,638
               300  SEACOR Holdings, Inc.*                                                                                    24,198
             1,800  Smith International, Inc.                                                                                 77,076
               300  Superior Energy Services, Inc.*                                                                            6,306
                                                                                                                           1,648,506
Oil and Gas Drilling - 0.6%
               400  Atwood Oceanics, Inc.*                                                                                    13,852
               500  Helmerich & Payne, Inc.                                                                                   19,040
             2,700  Nabors Industries, Ltd.*                                                                                  53,001
             4,900  Patterson-UTI Energy, Inc.                                                                                68,453
             1,400  Pride International, Inc.*                                                                                42,154
             3,500  Rowan Companies., Inc.*                                                                                  101,885
             3,200  Unit Corp.*                                                                                              135,296
                                                                                                                             433,681
Oil Companies - Exploration and Production - 4.5%
             5,500  Anadarko Petroleum Corp.                                                                                 400,565
             1,600  Apache Corp.                                                                                             162,400
             4,900  Cabot Oil & Gas Corp.                                                                                    180,320
             5,500  Chesapeake Energy Corp.                                                                                  130,020
             3,500  Cimarex Energy Co.                                                                                       207,830
             1,200  Concho Resources, Inc.*                                                                                   60,432
             3,140  Denbury Resources, Inc.*                                                                                  52,972
             3,200  Devon Energy Corp.                                                                                       206,176
             1,800  EOG Resources, Inc.                                                                                      167,292
             1,700  Forest Oil Corp.*                                                                                         43,894
               800  Newfield Exploration Co.*                                                                                 41,640
             2,200  Noble Energy, Inc.                                                                                       160,600
            10,500  Occidental Petroleum Corp.                                                                               887,670
               600  Pioneer Natural Resources Co.                                                                             33,792
             1,900  Plains Exploration & Production Co.*                                                                      56,981
             4,000  Questar Corp.                                                                                            172,800
             3,100  Range Resources Corp.                                                                                    145,297
             6,700  SandRidge Energy, Inc.*                                                                                   51,590
             1,800  St. Mary Land & Exploration Co.                                                                           62,658
             4,600  XTO Energy, Inc.                                                                                         217,028
                                                                                                                           3,441,957
Oil Companies - Integrated - 10.4%
            24,900  Chevron Corp.                                                                                          1,888,167
            15,993  ConocoPhillips                                                                                           818,362
            67,500  Exxon Mobil Corp.                                                                                      4,521,150
             2,900  Hess Corp.                                                                                               181,395
            10,100  Marathon Oil Corp.                                                                                       319,564
             5,100  Murphy Oil Corp.                                                                                         286,569
                                                                                                                           8,015,207
Oil Field Machinery and Equipment - 0.4%
             1,700  Cameron International Corp.*                                                                              72,862
             5,500  National Oilwell Varco, Inc.                                                                             223,190
                                                                                                                             296,052
Oil Refining and Marketing - 0.1%
               600  Tesoro Corp.*                                                                                              8,340
             1,600  Valero Energy Corp.                                                                                       31,520
                                                                                                                              39,860
Paper and Related Products - 0.6%
             2,000  International Paper Co.                                                                                   49,220
            14,900  MeadWestvaco Corp.                                                                                       380,695
               500  Rayonier, Inc.                                                                                            22,715
                                                                                                                             452,630
Physical Practice Management - 0.3%
             3,400  Mednax, Inc.*                                                                                            197,846
Pipelines - 0.7%
            10,200  El Paso Corp.                                                                                            110,568
             1,600  Oneok, Inc.                                                                                               73,040
             3,900  Spectra Energy Corp.                                                                                      87,867
            11,700  Williams Companies, Inc.                                                                                 270,270
                                                                                                                             541,745
Printing - Commercial - 0.2%
             6,200  R.R. Donnelley & Sons Co.                                                                                132,370
Private Corrections - 0.2%
             9,400  Corrections Corporation of America*                                                                      186,684
Professional Sports - 0.1%
             4,200  Madison Square Garden, Inc.*                                                                              91,266
Property and Casualty Insurance - 0.9%
             1,100  Fidelity National Financial, Inc. - Class A                                                               16,302
             4,200  First American Corp.                                                                                     142,128
               200  HCC Insurance Holdings, Inc.                                                                               5,520
             8,300  Progressive Corp.                                                                                        158,447
             5,000  Travelers Companies., Inc.                                                                               269,700
               300  White Mountains Insurance Group, Ltd.                                                                    106,500
                                                                                                                             698,597
Publishing - Newspapers - 0.2%
             5,000  Gannett Company, Inc.                                                                                     82,600
             5,400  New York Times Co. - Class A*                                                                             60,102
                                                                                                                             142,702
Quarrying - 0.1%
               500  Compass Minerals International, Inc.                                                                      40,115
               100  Vulcan Materials Co.                                                                                       4,724
                                                                                                                              44,839
Racetracks - 0.1%
             1,600  Penn National Gaming, Inc.*                                                                               44,480
Real Estate Management/Services - 0.1%
               700  Jones Lang LaSalle, Inc.                                                                                  51,023
Real Estate Operating/Development - 0%
             1,600  Forest City Enterprises, Inc. - Class A*                                                                  23,056
Reinsurance - 0.4%
             1,300  Allied World Assurance Co. Holdings, Ltd.                                                                 58,305
             1,200  Endurance Specialty Holdings, Ltd.                                                                        44,580
               100  EverestRe Group, Ltd.                                                                                      8,093
             3,100  Transatlantic Holdings, Inc.                                                                             163,680
               200  Validus Holdings, Ltd.                                                                                     5,506
                                                                                                                             280,164
REIT - Apartments - 0.4%
             1,100  Apartment Investment & Management Co. - Class A                                                           20,251
               112  Avalonbay Communities, Inc.                                                                                9,671
               600  BRE Properties, Inc. - Class A                                                                            21,450
             2,400  Camden Property Trust                                                                                     99,912
               500  Equity Residential                                                                                        19,575
               400  Essex Property Trust, Inc.                                                                                35,980
             4,900  UDR, Inc.                                                                                                 86,436
                                                                                                                             293,275
REIT - Diversified - 0.2%
             1,500  Duke Realty Corp.                                                                                         18,600
             4,300  Liberty Property Trust                                                                                   145,942
               300  Vornado Realty Trust                                                                                      22,710
                                                                                                                             187,252
REIT - Health Care - 0.3%
             1,900  HCP, Inc.                                                                                                 62,700
               500  Nationwide Health Properties, Inc.                                                                        17,575
             4,000  Senior Housing Property Trust                                                                             88,600
             1,200  Ventas, Inc.                                                                                              56,976
                                                                                                                             225,851
REIT - Hotels - 0.1%
             1,100  Hospitality Properties Trust                                                                              26,345
             5,757  Host Hotels & Resorts, Inc.                                                                               84,340
                                                                                                                             110,685
REIT - Mortgage - 0.2%
             4,500  Annaly Mortgage Management, Inc.                                                                          77,310
            20,200  Chimera Investment Corp.                                                                                  78,578
                                                                                                                             155,888
REIT - Office Property - 0.5%
               300  Alexandria Real Estate Equities, Inc.                                                                     20,280
             1,000  Boston Properties, Inc.                                                                                   75,440
             5,700  Brandywine Realty Trust, Inc.                                                                             69,597
             2,700  Douglas Emmett, Inc.                                                                                      41,499
            11,300  HRPT Properties Trust                                                                                     87,914
               500  Mack-Cali Realty Corp.                                                                                    17,625
               800  SL Green Realty Corp.                                                                                     45,816
                                                                                                                             358,171
REIT - Regional Malls - 0.4%
               349  Macerich Co.                                                                                              13,370
             2,223  Simon Property Group, Inc.                                                                               186,510
             2,600  Taubman Centers, Inc.                                                                                    103,792
                                                                                                                             303,672
REIT - Shopping Centers - 0%
               100  Federal Realty Investment Trust                                                                            7,281
               400  Regency Centers Corp.                                                                                     14,988
                                                                                                                              22,269
REIT - Warehouse/Industr - 0.1%
             2,100  AMB Property Corp.                                                                                        57,204
Rental Auto/Equipment - 0%
             2,500  Hertz Global Holdings, Inc.*                                                                              24,975
Retail - Apparel and Shoe - 0.6%
             1,600  Abercrombie & Fitch Co. - Class A                                                                         73,024
             3,400  Foot Locker, Inc.                                                                                         51,136
             3,900  Gap, Inc.                                                                                                 90,129
             7,800  Limited Brands, Inc.                                                                                     192,036
               900  Phillips-Van Heusen Corp.                                                                                 51,624
                                                                                                                             457,949
Retail - Automobile - 0.2%
               700  Auto Nation, Inc.*                                                                                        12,656
             4,200  Carmax, Inc.*                                                                                            105,504
                                                                                                                             118,160
Retail - Building Products - 1.0%
            19,200  Home Depot, Inc.                                                                                         621,120
             6,000  Lowe's Companies., Inc.                                                                                  145,440
                                                                                                                             766,560
Retail - Consumer Electronics - 0.1%
             2,600  RadioShack Corp.                                                                                          58,838
Retail - Discount - 0.1%
             1,700  Big Lots, Inc.*                                                                                           61,914
               900  BJ's Wholesale Club, Inc.*                                                                                33,291
                                                                                                                              95,205
Retail - Drug Store - 0.2%
             5,100  CVS Caremark Corp.                                                                                       186,456
Retail - Jewelry - 0.1%
             1,000  Tiffany & Co.                                                                                             47,490
Retail - Mail Order - 0.1%
             1,700  Williams-Sonoma, Inc.                                                                                     44,693
Retail - Major Department Stores - 0.4%
             7,700  JC Penney Co., Inc.                                                                                      247,709
               700  Sears Holdings Corp.*                                                                                     75,901
                                                                                                                             323,610
Retail - Office Supplies - 0%
               300  Office Depot, Inc.*                                                                                        2,394
Retail - Regional Department Stores - 0.2%
             1,600  Kohl's Corp.*                                                                                             87,648
             4,400  Macy's, Inc.                                                                                              95,788
                                                                                                                             183,436
Retail - Restaurants - 0%
             6,300  Wendy's/Arby's Group, Inc.                                                                                31,500
Savings/Loan/Thrifts - 0.1%
             2,200  Washington Federal, Inc.                                                                                  44,704
Semiconductor Components/Integrated Circuits - 0.2%
             3,300  Marvell Technology Group, Ltd.*                                                                           67,254
             4,900  Maxim Integrated Products                                                                                 95,011
                                                                                                                             162,265
Semiconductor Equipment - 1.0%
            25,700  Applied Materials, Inc.                                                                                  346,436
            11,000  KLA-Tencor Corp.                                                                                         340,120
             2,600  Novellus Systems, Inc.*                                                                                   65,000
                                                                                                                             751,556
Steel - Producers - 0.2%
             3,500  Nucor Corp.                                                                                              158,830
               400  Reliance Steel & Aluminum Co.                                                                             19,692
               100  Steel Dynamics, Inc.                                                                                       1,747
               100  United States Steel Corp.                                                                                  6,352
                                                                                                                             186,621
Steel - Specialty - 0%
               400  Allegheny Technologies, Inc.                                                                              21,596
Super-Regional Banks - 4.1%
             5,300  Capital One Financial Corp.                                                                              219,473
             7,600  Comerica, Inc.                                                                                           289,104
            13,800  Fifth Third Bancorp                                                                                      187,542
            43,500  Huntington Bancshares, Inc.                                                                              233,595
            34,100  Keycorp                                                                                                  264,275
             7,483  PNC Financial Services Group, Inc.                                                                       446,735
             6,400  SunTrust Banks, Inc.                                                                                     171,456
            16,100  U.S. Bancorp                                                                                             416,668
            29,061  Wells Fargo & Co.                                                                                        904,378
                                                                                                                           3,133,226
Telecommunication Equipment - 0.1%
               800  CommScope, Inc.*                                                                                          22,416
               500  Harris Corp.                                                                                              23,745
             8,800  Tellabs Inc.                                                                                              66,616
                                                                                                                             112,777
Telecommunication Equipment - Fiber Optics - 0.2%
             5,200  Corning, Inc.                                                                                            105,092
             1,300  JDS Uniphase Corp.*                                                                                       16,289
                                                                                                                             121,381
Telecommunication Services - 0.2%
             1,300  Amdocs, Ltd. (U.S. Shares)*                                                                               39,143
             8,700  Virgin Media, Inc.                                                                                       150,162
                                                                                                                             189,305
Telephone - Integrated - 5.5%
           104,510  AT&T, Inc.                                                                                             2,700,538
             8,932  CenturyTel, Inc.                                                                                         316,729
             7,600  Qwest Communications International, Inc.                                                                  39,672
            30,800  Sprint Nextel Corp.*                                                                                     117,040
            34,544  Verizon Communications, Inc.                                                                           1,071,555
                                                                                                                           4,245,534
Television - 0%
             1,200  CBS Corp. - Class B                                                                                       16,728
Textile - Home Furnishings - 0%
               500  Mohawk Industries, Inc.*                                                                                  27,190
Tobacco - 0%
               200  Lorillard, Inc.                                                                                           15,048
Tools - Hand Held - 0.1%
             1,055  Stanley Works                                                                                             60,568
Toys - 0%
             1,000  Mattel, Inc.                                                                                              22,740
Transportation - Equipment and Leasing - 0%
               500  GATX Corp.                                                                                                14,325
Transportation - Marine - 0.5%
             2,500  Alexander & Baldwin, Inc.                                                                                 82,625
             1,300  Frontline, Ltd.                                                                                           39,819
             2,800  Kirby Corp.*                                                                                             106,820
             3,700  Tidewater, Inc.                                                                                          174,899
                                                                                                                             404,163
Transportation - Railroad - 0.7%
             3,900  CSX Corp.                                                                                                198,510
             3,900  Kansas City Southern*                                                                                    141,063
             1,800  Norfolk Southern Corp.                                                                                   100,602
             1,000  Union Pacific Corp.                                                                                       73,300
                                                                                                                             513,475
Transportation - Services - 0.1%
               700  FedEx Corp.                                                                                               65,380
             1,000  Ryder System, Inc.                                                                                        38,760
                                                                                                                             104,140
Transportation - Truck - 0.2%
             3,400  Con-way, Inc.                                                                                            119,408
Vitamins and Nutrition Products - 0.3%
             2,700  Mead Johnson Nutrition Co. - Class A                                                                     140,481
             1,500  NBTY, Inc.*                                                                                               71,970
                                                                                                                             212,451
Water - 0.2%
             5,500  American Water Works Co., Inc.                                                                           119,680
Web Portals/Internet Service Providers - 0.3%
             2,372  AOL, Inc.*                                                                                                59,964
             8,100  Yahoo!, Inc.*                                                                                            133,893
                                                                                                                             193,857
Wire and Cable Products - 0%
               500  General Cable Corp.*                                                                                      13,500
Wireless Equipment - 0.7%
             7,500  Crown Castle International Corp.*                                                                        286,725
            33,300  Motorola, Inc.*                                                                                          233,766
                                                                                                                             520,491
X-Ray Equipment - 0.1%
             4,700  Hologic, Inc.*                                                                                            87,138
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $64,614,739)                                                                                     77,160,034
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $64,614,739) - 100%                                                                     $   77,160,034
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                        As of March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                       $    645,030                  0.8%
Cayman Islands                                     194,386                  0.3%
Guernsey                                            39,143                  0.0%
Liberia                                             42,887                  0.1%
Netherlands Antilles                               653,638                  0.8%
Panama                                              73,872                  0.1%
United States                                   75,511,078                 97.9%
--------------------------------------------------------------------------------
Total                                         $ 77,160,034                100.0%

Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

INTECH Risk-Managed Value Fund

Common Stock

All Other                                                   $           77,160,134   $                   --   $                   --

Total Investments in Securities                             $           77,160,134   $                   --   $                   --
------------------------------------------------------------------------------------------------------------------------------------

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 69.0%
Advertising Services - 0.5%
   $     1,380,000  WPP Finance UK, 5.8750%, 6/15/14                                                                  $    1,459,205
         9,057,000  WPP Finance UK, 8.0000%, 9/15/14                                                                      10,406,384
                                                                                                                          11,865,589
Agricultural Chemicals - 0.2%
         4,001,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                    4,388,829
Airlines - 0.2%
         3,600,000  Southwest Airlines Co., 5.2500%, 10/1/14                                                               3,736,678
Automotive - Cars and Light Trucks - 0.4%
         9,114,000  Daimler Finance North America LLC, 6.5000%, 11/15/13                                                  10,104,145
Beverages - Non-Alcoholic - 0.3%
         5,555,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        6,176,921
Brewery - 1.4%
         8,920,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                         10,219,002
         8,695,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19(144A)                                          10,341,676
        12,750,000  Anheuser-Busch InBev Worldwide, Inc., 5.3750%, 1/15/20                                                13,152,658
                                                                                                                          33,713,336
Building - Residential and Commercial - 0.9%
         3,290,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                                    3,475,063
         4,710,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                  4,702,850
         3,285,000  Ryland Group, 5.3750%, 5/15/12                                                                         3,317,850
         9,495,000  Toll Brothers Finance, Corp., 6.7500%, 11/1/19                                                         9,593,938
                                                                                                                          21,089,701
Building and Construction Products - Miscellaneous - 0.3%
         6,085,000  Owens Corning, 9.0000%, 6/15/19                                                                        7,170,607
Building Products - Cement and Aggregate - 0.7%
         1,810,000  CRH America Inc., 5.6250%, 9/30/11                                                                     1,896,985
         3,520,000  CRH America Inc., 6.9500%, 3/15/12                                                                     3,826,888
        11,250,000  Hanson Ltd., 6.1250%, 8/15/16                                                                         11,130,873
                                                                                                                          16,854,746
Cable Television - 2.4%
        14,521,000  Comcast Corp., 5.7000%, 5/15/18                                                                       15,396,471
        13,450,000  Comcast Corp., 5.1500%, 3/1/20                                                                        13,570,875
         4,920,000  Comcast Corp., 6.5500%, 7/1/39                                                                         5,091,501
         7,565,000  Comcast Corp., 6.4000%, 3/1/40                                                                         7,689,301
        13,011,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                      13,837,277
         1,825,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      2,314,700
                                                                                                                          57,900,125
Casino Hotels - 0.2%
         3,590,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14                                                               3,760,525
Casino Services - 0.7%
        13,965,000  International Game Technology, 7.5000%, 6/15/19                                                       15,817,318
Chemicals - Diversified - 1.2%
        11,607,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                    13,250,458
        13,510,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                    16,343,601
                                                                                                                          29,594,059
Coatings and Paint Products - 0.4%
         9,735,000  RPM International, Inc., 6.1250%, 10/15/19                                                            10,122,706
Commercial Banks - 2.9%
         9,715,000  American Express Bank FSB, 5.5000%, 4/16/13 +++                                                       10,404,522
         6,715,000  BB&T Corp., 5.7000%, 4/30/14                                                                           7,296,915
         6,552,000  Credit Suisse New York, 5.0000%, 5/15/13                                                               7,041,939
         7,520,000  Credit Suisse New York, 5.5000%, 5/1/14                                                                8,185,009
         7,395,000  Credit Suisse New York, 5.4000%, 1/14/20                                                               7,452,807
        24,460,000  Discover Bank, 8.7000%, 11/18/19                                                                      26,790,352
         5,770,000  Zions Bancorporation, 7.7500%, 9/23/14                                                                 5,819,737
                                                                                                                          72,991,281
Computer Services - 0.5%
         7,305,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                    7,332,394
         5,410,000  Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                                    5,572,300
                                                                                                                          12,904,694
Computers - Integrated Systems - 0.1%
         1,500,000   Brocade Communications Systems, Inc., 6.6250%, 1/15/18 (144A)                                         1,526,250
         1,875,000   Brocade Communications Systems, Inc., 6.8750%, 1/15/20 (144A)                                         1,912,500
                                                                                                                           3,438,750
Computers - Memory Devices - 0.7%
         9,175,000  Seagate Technology, 6.3750%, 10/1/11                                                                   9,496,125
         7,350,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            8,323,875
                                                                                                                          17,820,000
Consulting Services - 0.1%
         1,345,000  FTI Consulting, Inc., 7.7500%, 10/1/16                                                                 1,371,900
Containers - Metal and Glass - 0.2%
         1,926,000  Ball Corp., 7.1250%, 9/1/16                                                                            2,046,375
         2,135,000  Ball Corp., 7.3750%, 9/1/19                                                                            2,249,756
                                                                                                                           4,296,131
Containers - Paper and Plastic - 0.2%
           550,000  Rock-Tenn Co., 9.2500%, 3/15/16 (144A)                                                                   599,500
         3,205,000  Rock-Tenn Co., 9.2500%, 3/15/16                                                                        3,493,450
                                                                                                                           4,092,950
Cosmetics and Toiletries - 0.1%
         2,555,000  Estee Lauder Companies, Inc., 7.7500%, 11/1/13                                                         2,969,983
Cruise Lines - 0.1%
         3,250,000  Royal Caribbean Cruises Ltd., 8.0000%, 5/15/10                                                         3,270,313
Dialysis Centers - 0.3%
         6,940,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         6,983,375
Diversified Banking Institutions - 2.5%
        13,955,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                     14,628,510
        10,630,000  Citigroup, Inc., 6.0100%, 1/15/15                                                                     11,167,538
         9,135,000  GMAC, Inc., 6.8750%, 9/15/11                                                                           9,283,444
         8,896,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 9,658,405
        10,900,000  Morgan Stanley, 4.2000%, 11/20/14                                                                     10,924,045
         4,870,000  Morgan Stanley, 5.6250%, 9/23/19                                                                       4,852,828
         2,475,000  Morgan Stanley, 5.5000%, 1/26/20                                                                       2,420,894
                                                                                                                          62,935,664
Diversified Financial Services - 2.6%
         3,805,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                        4,043,688
         5,325,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       5,858,810
        26,581,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                       28,087,318
        18,866,000  General Electric Capital Corp., 5.5000%, 1/8/20                                                       19,248,319
         5,425,000  General Electric Capital Corp., 6.1500%, 8/7/37                                                        5,305,140
                                                                                                                          62,543,275
Diversified Minerals - 2.1%
         3,610,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 3,885,263
        11,905,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                14,107,425
         6,815,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 6,959,819
         8,765,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                               10,737,125
        15,987,000  Teck Resources, Ltd., 6.1250%, 10/1/35                                                                14,588,137
                                                                                                                          50,277,769
Diversified Operations - 0.9%
         5,112,000  SPX Corp, 7.6250%, 12/15/14                                                                            5,348,430
        15,450,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                         16,635,463
                                                                                                                          21,983,893
Electric - Generation - 0.4%
         8,965,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               9,887,767
Electric - Integrated - 1.5%
         7,599,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      7,932,968
         6,085,000  CMS Energy Corp., 1.2013%, 1/15/13 +++                                                                 5,795,963
         6,335,000  Monongahela Power Co., 6.7000%, 6/15/14                                                                6,846,412
         2,945,000  Pacific Gas & Electric Co., 4.8000%, 3/1/14                                                            3,160,123
         4,445,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                               4,701,081
         6,114,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     6,654,606
                                                                                                                          35,091,153
Electronic Components - Semiconductors - 1.6%
        16,177,000  National Semiconductor Corp., 0.5070%, 6/15/10 +++                                                    16,157,944
         6,230,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         6,737,041
        12,949,000  National Semiconductor Corp., 3.9500%, 4/15/15                                                        12,859,134
         3,337,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                         3,623,081
                                                                                                                          39,377,200
Electronic Connectors - 0.7%
        15,340,000  Amphenol Corp., 4.7500%, 11/15/14                                                                     15,780,089
Electronics - Military - 1.8%
         8,581,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             8,709,715
         6,175,000  L-3 Communications Corp., 6.1250%, 1/15/14                                                             6,283,063
         2,272,000  L-3 Communications Corp., 5.8750%, 1/15/15                                                             2,311,760
        25,891,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                           26,570,638
                                                                                                                          43,875,176
Enterprise Software/Services - 0.6%
        13,289,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                   14,588,651
Finance - Auto Loans - 1.0%
         4,315,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                            4,418,456
         9,130,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                             9,357,968
         5,110,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           5,283,183
         4,924,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             5,098,708
                                                                                                                          24,158,315
Finance - Credit Card - 0.9%
         4,075,000  American Express Credit Co., 7.3000%, 8/20/13                                                          4,573,833
         3,910,000  American Express Co., 7.0000%, 3/19/18                                                                 4,440,947
         7,600,000  American Express Co., 8.1250%, 5/20/19                                                                 9,205,112
         2,960,000  American Express Co., 6.8000%, 9/1/66                                                                  2,886,000
                                                                                                                          21,105,892
Finance - Investment Bankers/Brokers - 1.7%
        12,140,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                 12,944,007
         7,487,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                                8,305,651
         2,550,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                     2,677,492
         7,065,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     7,189,401
         4,475,000  TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                                          4,501,689
         5,595,000  TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                                          5,652,461
                                                                                                                          41,270,701
Finance - Other Services - 0.9%
         2,671,000  Cantor Fitzgerald L.P. 7.8750%, 10/15/19 (144A)                                                        2,676,737
         9,730,000  CME Group, Inc., 5.7500%, 2/15/14                                                                     10,681,750
         7,385,000  The NASDAQ OMX Group, 4.0000%, 1/15/15                                                                 7,349,729
                                                                                                                          20,708,216
Food - Meat Products - 0.7%
         4,160,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                4,248,400
        10,780,000  Tyson Foods Inc., 7.8500%, 4/1/16                                                                     11,588,500
                                                                                                                          15,836,900
Food - Miscellaneous/Diversified - 1.6%
         2,077,000  Dole Food Co., Inc., 13.8750%, 3/15/14                                                                 2,500,189
         9,275,000  Kraft Foods, Inc., 2.6250%, 5/8/13                                                                     9,344,729
         4,490,000  Kraft Foods, Inc., 6.1250%, 2/1/18                                                                     4,913,811
         3,775,000  Kraft Foods, Inc., 5.3750%, 2/10/20                                                                    3,836,740
         8,682,000  Kraft Foods, Inc., 6.8750%, 1/26/39                                                                    9,401,642
         9,410,000  Kraft Foods, Inc., 6.5000%, 2/9/40                                                                     9,751,405
                                                                                                                          39,748,516
Gas - Distribution - 0.1%
         1,799,000  Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                                       1,825,985
Hotels and Motels - 1.3%
         2,921,000  Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                                            2,981,091
         2,185,000  Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                                            2,236,924
         9,615,000  Marriott International Inc., 4.6250%, 6/15/12                                                          9,970,092
         2,700,000  Marriott International Inc., 5.6250%, 2/15/13                                                          2,872,703
         1,885,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                           2,040,513
        10,230,000  Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19                                           10,357,874
                                                                                                                          30,459,197
Investment Management and Advisory Services - 2.3%
         8,090,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           9,373,446
         3,750,000  Ameriprise Financial, Inc., 5.3000%, 3/15/20                                                           3,793,654
         7,722,000  Ameriprise Financial, Inc., 7.5180%, 6/1/66 +++                                                        7,664,085
        18,575,000  BlackRock, Inc., 3.5000%, 12/10/14                                                                    18,803,176
         9,360,000  BlackRock, Inc., 5.0000%, 12/10/19                                                                     9,369,603
         7,340,000  FMR LLC 6.4500%, 11/15/39 (144A)                                                                       6,972,251
                                                                                                                          55,976,215
Life and Health Insurance - 1.2%
        11,780,000  Aflac, Inc., 6.9000%, 12/17/39                                                                        12,140,056
         9,180,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                           9,441,070
         2,707,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                           2,781,567
         3,737,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                           4,285,547
                                                                                                                          28,648,240
Machinery - General Industrial - 0.3%
         7,305,000  Roper Industries, Inc., 6.2500%, 9/1/19                                                                7,741,094
Medical - Biomedical and Genetic - 0.5%
         1,877,000  Amgen, Inc., 4.5000%, 3/15/20                                                                          1,873,957
         4,975,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          5,024,750
         4,635,000  Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                                           4,936,275
                                                                                                                          11,834,982
Medical - Drugs - 0.5%
         8,330,000  Novartis Capital Corp., 1.9000%, 4/24/13                                                               8,325,302
         2,575,000  Novartis Capital Corp., 4.4000%, 4/24/20                                                               2,574,323
                                                                                                                          10,899,625
Medical - Hospitals - 0.5%
         4,020,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                   4,160,700
         4,274,000  HCA Inc., 9.2500%, 11/15/16                                                                            4,543,796
         4,060,000  HCA Inc., 8.5000%, 4/15/19 (144A)                                                                      4,367,038
                                                                                                                          13,071,534
Medical - Wholesale Drug Distributors - 0.3%
         3,720,000  McKesson Corp., 6.5000%, 2/15/14                                                                       4,155,002
         3,225,000  McKesson Corp., 7.5000%, 2/15/19                                                                       3,824,005
                                                                                                                           7,979,007
Medical Labs and Testing Services - 1.1%
         3,285,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                3,555,993
        13,640,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                          14,419,553
         8,545,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           9,443,293
                                                                                                                          27,418,839
Medical Products - 0.9%
         6,320,000  CareFusion Corp., 4.1250%, 8/1/12                                                                      6,591,722
         4,725,000  CareFusion Corp., 5.1250%, 8/1/14                                                                      5,014,515
         8,035,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        8,911,120
                                                                                                                          20,517,357
Metal - Aluminum - 0.4%
         3,710,000  Alcoa, Inc., 6.7500%, 7/15/18                                                                          3,844,925
         8,145,000  Alcoa, Inc., 5.9500%, 2/1/37                                                                           6,678,306
                                                                                                                          10,523,231
Metal - Copper - 0.9%
         9,300,000  Freeport-McMoRan Copper & Gold, Inc., 8.2500%, 4/1/15                                                 10,125,375
        10,032,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                 11,160,600
                                                                                                                          21,285,975
Metal Processors and Fabricators - 0.1%
         2,160,000  Timken Co., 6.0000%, 9/15/14                                                                           2,297,097
Multi-Line Insurance - 0.6%
         2,925,000  Genworth Financial, Inc., 8.6250%, 12/15/16                                                            3,191,938
         4,220,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         4,729,156
         4,937,000  MetLife, Inc., 7.7170%, 2/15/19                                                                        5,764,747
                                                                                                                          13,685,841
Multimedia - 0.6%
        14,947,000  Time Warner, Inc., 4.8750%, 3/15/20                                                                   14,603,697
Non-Hazardous Waste Disposal - 0.6%
         4,515,000  Allied Waste North America, Inc., 6.5000%, 11/15/10                                                    4,665,620
         8,865,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                     9,629,607
                                                                                                                          14,295,227
Office Automation and Equipment - 0.3%
         1,195,000  Xerox Corp., 5.6500%, 5/15/13                                                                          1,281,696
         2,969,000  Xerox Corp., 8.2500%, 5/15/14                                                                          3,447,377
         2,635,000  Xerox Corp., 5.6250%, 12/15/19                                                                         2,708,482
                                                                                                                           7,437,555
Oil and Gas Drilling - 0.4%
         7,668,000  Nabors Industries, Inc., 9.2500%, 1/15/19                                                              9,538,064
Oil Companies - Exploration and Production - 1.1%
         7,525,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             8,198,269
         9,598,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                   10,125,890
         3,460,000  Forest Oil Corp., 8.5000%, 2/15/14                                                                     3,650,300
         3,339,000  Kerr-McGee Corp., 6.8750%, 9/15/11                                                                     3,597,449
                                                                                                                          25,571,908
Oil Companies - Integrated - 0.2%
        5,450,000   Shell International Finance BV, 1.8750%, 3/25/13                                                       5,444,659
Oil Refining and Marketing - 0.7%
         7,392,000  Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                                        7,737,946
         8,140,000  Motiva Enterprises LLC, 6.8500%, 1/15/40 (144A)                                                        8,772,014
                                                                                                                          16,509,960
Pharmacy Services - 0.6%
         3,330,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                                3,550,626
         9,085,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                               10,065,571
                                                                                                                          13,616,197
Pipelines - 1.9%
         1,875,000  El Paso Pipeline Partners Operating Co., 6.5000%, 4/1/20                                               1,897,894
         3,650,000  Energy Transfer Partners L.P., 5.9500%, 2/1/15                                                         3,965,608
         2,310,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                   2,477,579
        10,580,000  Kinder Morgan Energy Partners L.P., 6.9500%, 1/15/38                                                  11,460,584
        13,666,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                        13,392,679
         3,045,000  Midcontinent Express Pipeline LLC, 5.4500%, 9/15/14 (144A)                                             3,152,763
         2,825,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                     2,935,000
         2,355,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                     2,873,025
         3,783,000  Williams Partners L.P., 3.8000%, 2/15/15 (144A)                                                        3,776,213
                                                                                                                          45,931,345
Real Estate Management/Services - 0.6%
         7,435,000  AMB Property L.P., 6.1250%, 12/1/16                                                                    7,601,797
         7,430,000  AMB Property L.P., 6.6250%, 12/1/19                                                                    7,562,165
                                                                                                                          15,163,962
Reinsurance - 2.1%
        15,350,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                                                    16,161,524
        11,235,000  Berkshire Hathaway Inc., 1.4000%, 2/10/12                                                             11,292,490
        11,235,000  Berkshire Hathaway Inc., 2.1250%, 2/11/13                                                             11,325,835
        11,413,000  Berkshire Hathaway Inc., 3.2000%, 2/11/15                                                             11,510,421
                                                                                                                          50,290,270
REIT - Diversified - 0.5%
         3,720,000  Digital Realty Trust L.P., 5.8750%, 2/1/20 (144A)                                                      3,637,528
         8,761,000  Duke Realty L.P., 7.3750%, 2/15/15                                                                     9,461,091
                                                                                                                          13,098,619
REIT - Health Care - 0.9%
         9,670,000  HCP, Inc., 6.4500%, 6/25/12                                                                           10,252,607
         3,730,000  HCP, Inc., 5.6500%, 12/15/13                                                                           3,899,003
         6,940,000  Ventas Realty L.P. / Ventas Capital Corp, 6.5000%, 6/1/16                                              7,091,882
           866,000  Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                                               889,120
                                                                                                                          22,132,612
REIT - Office Property - 0.9%
         3,747,000  Reckson Operating Partnership L.P., 6.0000%, 3/31/16 (144A)                                            3,682,495
        18,076,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20 (144A)                                           18,383,618
                                                                                                                          22,066,113
REIT - Warehouse/Industrial - 0.6%
         3,305,000  ProLogis, 7.3750%, 10/30/19                                                                            3,392,655
        11,250,000  ProLogis, 6.8750%, 3/15/20                                                                            11,112,030
                                                                                                                          14,504,685
Resorts and Theme Parks - 0.2%
         5,595,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   5,615,981
Retail - Apparel and Shoe - 0.9%
         6,025,000  Limited Brands, Inc., 8.5000%, 6/15/19                                                                 6,717,875
         8,070,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 7,605,975
         6,255,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       7,023,733
                                                                                                                          21,347,583
Retail - Computer Equipment - 0.1%
         1,895,000  GameStop Corp., 8.0000%, 10/1/12                                                                       1,966,063
Retail - Propane Distribution - 0.5%
         4,160,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                               4,222,400
         4,795,000  Ferrellgas Partners L.P., 8.7500%, 6/15/12                                                             4,854,938
         3,771,000  Ferrellgas Partners L.P., 8.6250%, 6/15/20                                                             3,771,000
                                                                                                                          12,848,338
Retail - Regional Department Stores - 1.6%
         3,425,000  JC Penney Corp., Inc., 9.0000%, 8/1/12                                                                 3,836,000
         8,189,000  JC Penney Corp., Inc., 6.8750%, 10/15/15                                                               8,680,340
         3,180,000  JC Penney Corp., Inc., 5.7500%, 2/15/18                                                                3,183,975
         1,335,000  JC Penney Corp., Inc., 6.3750%, 10/15/36                                                               1,243,219
         4,840,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                         4,936,800
        10,415,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                        10,388,962
         5,550,000  Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                                          5,272,500
                                                                                                                          37,541,796
Retail - Restaurants - 0.9%
        10,553,000  Brinker International, 5.7500%, 6/1/14                                                                10,921,648
         9,055,000  Darden Restaurants, Inc., 5.6250%, 10/15/12                                                            9,764,858
                                                                                                                          20,686,506
Steel - Producers - 0.7%
         4,900,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         5,215,624
         3,980,000  ArcelorMittal, 9.0000%, 2/15/15                                                                        4,753,417
         7,551,000  Steel Dynamics, Inc., 7.7500%, 4/15/16                                                                 7,890,795
                                                                                                                          17,859,836
Super-Regional Banks - 1.0%
         4,385,000  National City Corp., 6.8750%, 5/15/19                                                                  4,872,345
         3,770,000  PNC Funding Corp., 3.6250%, 2/8/15                                                                     3,792,586
         5,654,000  PNC Funding Corp., 5.1250%, 2/8/20                                                                     5,695,511
         3,750,000  Wells Fargo & Co., 3.6250%, 4/15/15                                                                    3,720,728
         5,275,000  Wells Fargo Capital, 7.7000%, 9/26/99+++                                                               5,446,437
                                                                                                                          23,527,607
Telecommunication Services - 0.2%
         5,475,000  Virgin Media Secured Finance PLC, 6.5000%, 1/15/18 (144A)                                              5,488,688
Telephone - Integrated - 1.7%
        19,380,000  Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                                      20,009,850
        20,310,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                20,893,913
                                                                                                                          40,903,763
Television - 1.3%
         9,795,000  CBS Corp., 8.2000%, 5/15/14                                                                           11,435,692
        13,615,000  CBS Corp., 8.8750%, 5/15/19                                                                           16,446,974
         4,455,000  CBS Corp., 5.7500%, 4/15/20                                                                            4,474,148
                                                                                                                          32,356,814
Transportation - Railroad - 0.4%
         2,710,124  CSX Corp., 8.3750%, 10/15/14                                                                           3,139,272
         1,715,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                          1,753,588
         1,080,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                                           1,088,100
         1,175,000  Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18 (144A)                                    1,204,375
         2,430,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                       2,891,700
                                                                                                                          10,077,035
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,580,004,689)                                                                            1,666,192,941
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 28.4%
        37,420,000    0.8750%, 1/31/11                                                                                    37,572,000
         5,730,000    0.8750%, 2/28/11                                                                                     5,753,504
         4,155,000    0.8750%, 3/31/11                                                                                     4,172,368
        14,210,000    0.8750%, 5/31/11                                                                                    14,271,060
        37,430,000    1.1250%, 6/30/11                                                                                    37,701,966
        30,185,000    1.0000%, 9/30/11                                                                                    30,306,434
        20,730,000    1.0000%, 10/31/11                                                                                   20,802,078
         3,850,000    1.0000%, 12/31/11                                                                                    3,857,669
        14,422,000    1.1250%, 1/15/12                                                                                    14,474,958
        65,485,000    0.8750%, 1/31/12                                                                                    65,408,253
       119,492,000    0.8750%, 2/29/12                                                                                   119,244,653
        27,496,000    4.6250%, 2/29/12                                                                                    29,414,286
        20,495,000    1.3750%, 5/15/12                                                                                    20,621,495
         2,127,000    1.5000%, 7/15/12                                                                                     2,143,616
         4,979,000    1.3750%, 1/15/13                                                                                     4,963,052
        23,575,000    1.3750%, 2/15/13                                                                                    23,464,480
         5,215,000    2.7500%, 10/31/13                                                                                    5,366,152
        31,735,000    1.7500%, 1/31/14                                                                                    31,375,506
         5,258,000    1.8750%, 2/28/14                                                                                     5,213,633
         3,700,000    1.7500%, 3/31/14                                                                                     3,644,500
        25,798,000    2.2500%, 5/31/14**                                                                                  25,832,260
        12,615,000    2.6250%, 7/31/14                                                                                    12,787,472
         6,960,000    2.3750%, 8/31/14                                                                                     6,976,314
        19,064,000    2.3750%, 9/30/14                                                                                    19,069,948
         4,650,000    2.6250%, 12/31/14                                                                                    4,683,424
        32,367,000    2.2500%, 1/31/15                                                                                    32,015,527
        47,541,000    2.3750%, 2/28/15                                                                                    47,214,393
        29,809,000    3.3750%, 11/15/19                                                                                   28,763,360
        27,606,000    3.6250%, 2/15/20                                                                                    27,135,842
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $683,642,083)                                                                      684,250,203
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.6%
        62,863,477  Janus Cash Liquidity Fund LLC, 0% (cost $62,863,477)                                                  62,863,477
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,326,510,249) - 100%                                                                   2,413,306,621
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Canada                                      $   49,563,024                  2.1%
Cayman Islands                                  17,820,000                  0.7%
Liberia                                          3,270,312                  0.1%
Luxembourg                                      26,604,504                  1.1%
Mexico                                           4,046,062                  0.2%
Netherlands                                      5,444,659                  0.2%
Switzerland                                     22,679,754                  0.9%
United Kingdom                                  28,485,151                  1.2%
United States++                              2,255,393,155                 93.5%
--------------------------------------------------------------------------------
Total                                       $2,413,306,621                100.0%

++Includes Cash Equivalents (90.9% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC      Public Limited Company

REIT     Real Estate Investment Trust

ULC      Unlimited Liability Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

+++      Rate is subject to change.  Rate shown reflects current rate.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Flexible Bond Fund

Corporate Bonds                                             $                   --   $        1,666,192,941   $                   --

U.S. Treasury Notes/Bonds                                                       --              684,250,203                       --

Money Market                                                                    --               62,863,477                       --

Total Investments in Securities                             $                   --   $        2,413,306,621   $                   --
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                             $18,023,400

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amounts                                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Note - 4.2%
$        9,000,000  Cypress Bend Real Estate Development LLC, 0.3000%, 4/1/33 (cost $9,000,000)                       $    9,000,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 33.0%
        30,700,000  HSBC Securities (USA), Inc. 0.0300%
                    dated 3/31/10,  maturing 4/1/10
                    to be repurchased at $30,700,026
                    collateralized by $263,180,000
                    in U.S. Government Agencies
                    4.7700% - 6.0839%, 3/25/40 - 4/25/40
                    with a value of $31,314,336                                                                           30,700,000
        39,700,000  RBC Capital Markets Corp., 0.0200%
                    dated 3/31/10,  maturing 4/1/10
                    to be repurchased at $39,700,022
                    collateralized by $67,368,732
                    in Commercial Paper
                    0.6300% - 7.7000%, 2/15/14 - 5/15/37
                    with a value of $40,494,000                                                                           39,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $70,400,000)                                                                            70,400,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 18.6%
         1,380,000  A.E. Realty LLC, Series 2003
                    0.3000%, 10/1/23                                                                                       1,380,000
                    Anaheim, California Housing Authority Multifamily Housing Revenue, (Cobblestone)
            95,000  0.3300%, 3/15/33                                                                                          95,000
            95,000  0.3300%, 7/15/33                                                                                          95,000
           125,000  California Statewide Communities Development Authority
                    0.3300%, 3/15/33                                                                                         125,000
         4,120,000  Cunat Capital, Corp.
                    0.2700%, 4/1/36                                                                                        4,120,000
         6,260,000  Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor Apartments), Series K
                    0.3200%, 7/15/36                                                                                       6,260,000
         1,975,000  GMC Financing LLC
                    0.6500%, 6/1/30                                                                                        1,975,000
         3,300,000  Indian Hills Country Club, Series 2010-A
                    0.3300%, 3/1/30                                                                                        3,300,000
         3,110,000  Johnson Capital Management LLC
                    0.3300%, 6/1/47                                                                                        3,110,000
           115,000  Lakeshore Professional Properties LLC
                    0.3800%, 7/1/45                                                                                          115,000
         1,000,000  Maryland State Community Development Administration
                    Multifamily Development (Crusader-D)
                    0.2800%, 2/1/41                                                                                        1,000,000
         5,500,000  Mississippi Business Finance, Corp.
                    0.4500%, 3/1/29                                                                                        5,500,000
         5,080,000  Mississippi Business Finance, Corp.
                    0.4500%, 3/1/29                                                                                        5,080,000
         2,065,000  New York City Housing Development Corp. Multifamily Revenue
                    (Aldus St. Apartments), Series A
                    0.2600%, 6/15/37                                                                                       2,065,000
           500,000  Sacramento California Redevelopment Agency
                    0.3300%, 1/15/36                                                                                         500,000
           350,000  Shepherd Capital LLC
                    0.3800%, 10/1/53                                                                                         350,000
         4,695,000  Tyler Enterprises LLC
                    0.3000%, 10/1/22                                                                                       4,695,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $39,765,000)                                                               39,765,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 41.0%
                    Army & Air Force Exchange Services:
         5,000,000  0.3300%, 5/5/10##                                                                                      5,000,000
         5,000,000  0.3500%, 5/20/10 ##                                                                                    5,000,000
                    Fannie Mae:
         3,000,000  0.0000%, 6/2/10                                                                                        2,999,004
         1,322,000  0.0000%, 6/16/10                                                                                       1,321,448
         5,000,000  0.0000%, 6/18/10                                                                                       4,998,132
         3,970,000  0.1522%, 6/21/10                                                                                       3,968,652
         5,000,000  0.2132%, 8/2/10                                                                                        4,996,363
                    Federal Home Loan Bank System:
         3,000,000  0.1421%,4/2/10                                                                                         2,999,681
                    Freddie Mac:
         5,000,000  0.0000%, 4/7/10                                                                                        4,999,822
        10,000,000  0.0812%, 4/12/10                                                                                       9,999,752
         5,000,000  0.0000%, 4/19/10                                                                                       4,999,569
         5,000,000  0.0000%, 4/20/10                                                                                       4,999,679
         5,000,000  0.0000%, 4/22/10                                                                                       4,999,645
        10,167,000  0.0000%, 5/10/10                                                                                      10,165,369
         3,000,000  0.0000%, 6/1/10                                                                                        2,999,020
         3,000,000  0.1827%, 7/27/10                                                                                       2,998,232
         5,000,000  0.2133%, 8/16/10                                                                                       4,995,971
         5,000,000  0.2438%, 8/18/10                                                                                       4,995,303
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $87,435,642)                                                                     87,435,642
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes -3.2%
                    Federal Home Loan Bank System:
         6,740,553  0.3000%, 1/15/42 (cost $6,740,553)                                                                     6,740,553
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $213,341,195) - 100%                                                                    $  213,341,195
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

##       Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2010.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Government Money Market Fund

Floating Rate Note                                          $                   --   $            9,000,000   $                   --

Taxable Variable Rate Demand Notes                                              --               39,765,000                       --

U.S. Government Agency Notes                                                    --               87,435,642                       --

U.S. Government Agency  Variable Notes                                          --                6,740,553                       --

Repurchase Agreement                                                            --               70,400,000                       --

Total Investments in Securities                             $                   --   $          213,341,195   $                   --
------------------------------------------------------------------------------------------------------------------------------------

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 3.3%
Automotive - Cars and Light Trucks - 0.9%
$       11,681,147  Ford Motor Co., 3.2600%, 12/15/13+++                                                          $       11,292,165
Casino Hotels - 0.5%
         3,740,000  Harrah's Entertainment, Inc., 3.2487%, 1/28/15+++                                                      3,217,971
           477,830  Las Vegas Sands LLC, 2.0500%, 5/23/14+++                                                                 436,483
         2,364,894  Las Vegas Sands LLC, 2.0500%, 5/23/14+++                                                               2,160,259
                                                                                                                           5,814,713
Electric - Integrated - 0.5%
         7,170,000  Texas Comp Electric Holdings 3.7514%, 10/10/14+++                                                      5,824,908
Retail - Apparel and Shoe - 0.4%
         4,608,000  Burlington Coat Factory Warehouse Corp., 2.5100%, 5/28/13+++                                           4,405,110
Retail - Regional Department Stores - 0.5%
         6,334,000  Neiman Marcus Group, Inc., 4.1925%, 3/13/13+++                                                         5,994,751
Special Purpose Entity - 0.5%
         5,740,000  Fox Acquisition LLC, 0.2512%, 7/14/15+++                                                               5,634,786
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $34,830,101)                                                                                       38,966,433
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 1.0%
Auction House - Art Dealer - 0.4%
           307,655  KAR Auction Services, Inc.*                                                                            4,633,284
Telephone - Integrated - 0.6%
         1,391,610  Qwest Communications International, Inc.                                                               7,264,205
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,484,276)                                                                                      11,897,489
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 92.3%
Advertising Agencies - 0.3%
         2,879,000  Interpublic Group of Cos., Inc., 10.0000%, 7/15/17                                                     3,256,869
Advertising Services - 0.7%
         6,546,000  Visant Holding Corp., 8.7500%, 12/1/13                                                                 6,709,650
         1,457,000  Visant Holding Corp., 10.2500%, 12/1/13                                                                1,500,710
                                                                                                                           8,210,360
Airlines - 1.2%
         1,667,000  American Airlines, Inc., 10.5000%, 10/15/12 (144A)                                                     1,775,355
         1,111,000  Delta Air Lines, Inc., 9.5000%, 9/15/14 (144A)                                                         1,167,939
         1,110,000  Delta Air Lines, Inc., 12.2500%, 3/15/15 (144A)                                                        1,183,538
         2,225,000  UAL Corp., convertible, 4.5000%, 6/30/21                                                               2,194,963
         4,575,000  United Air Lines, Inc., 9.8750%, 8/1/13 (144A)                                                         4,803,749
         4,000,000  United Air Lines, Inc., 12.0000%, 11/1/13 (144A)                                                       4,140,000
                                                                                                                          15,265,544
Apparel Manufacturers - 1.8%
         5,715,000  Levi Strauss & Co., 9.7500%, 1/15/15                                                                   5,986,463
         6,227,000  Levi Strauss & Co., 8.8750%, 4/1/16                                                                    6,507,215
        10,626,000  Quiksilver, Inc., 6.8750%, 4/15/15                                                                     9,829,050
                                                                                                                          22,322,728
Auction House - Art Dealer - 1.2%
        14,528,000  KAR Auction Services, Inc., 8.7500%, 5/1/14                                                           14,818,559
           182,000  KAR Auction Services, Inc., 10.0000%, 5/1/15                                                             191,100
                                                                                                                          15,009,659
Automotive - Cars and Light Trucks - 2.3%
         4,575,000  Ford Motor Co., 4.2500%, 11/15/16                                                                      6,845,344
        22,409,000  Ford Motor Co., 7.4500%, 7/16/31                                                                      21,176,504
                                                                                                                          28,021,848

Automotive - Truck Parts and Equipment - Original - 2.9%
        11,235,000  American Axle & Manufacturing Holdings, Inc., 9.2500%, 1/15/17 (144A)                                 11,993,362
         3,150,000  ArvinMeritor, Inc.10.6250%, 3/15/18                                                                    3,260,250
         5,472,000  TRW Automotive, Inc., 7.0000%, 3/15/14 (144A)                                                          5,389,920
         5,026,000  TRW Automotive, Inc., 7.2500%, 3/15/17 (144A)                                                          4,850,090
         4,381,000  Tenneco, Inc., 10.2500%, 7/15/13                                                                       4,539,811
         5,725,000  Visteon Corp., 12.2500%, 12/31/16 (144A)                                                               6,068,500
                                                                                                                          36,101,933
Broadcast Services and Programming - 0.6%
         4,025,000  Clear Channel Communications, Inc., 10.7500%, 8/1/16                                                   3,149,563
           700,000  Clear Channel Worldwide Holdings, Inc., 9.2500%, 12/15/17 (144A)                                         727,125
         2,725,000  Clear Channel Worldwide Holdings, Inc., 9.2500%, 12/15/17 (144A)                                       2,847,625
                                                                                                                           6,724,313
Building - Residential and Commercial - 1.8%
         5,977,000  M/I Homes, Inc., 6.8750%, 4/1/12                                                                       5,797,690
         5,756,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                 5,525,760
         4,575,000  Standard Pacific Corp., 6.2500%, 4/1/14                                                                4,220,438
         5,725,000  Standard Pacific Corp., 10.7500%, 9/15/16                                                              6,089,968
                                                                                                                          21,633,856
Building and Construction Products - Miscellaneous - 1.5%
         5,375,000  Associated Materials LLC, 9.8750%, 11/15/16                                                            5,805,000
         2,875,000  Ply Gem Industries, Inc., 11.7500%, 6/15/13                                                            3,033,125
         9,175,000  Ply Gem Industries, Inc., 13.1250%, 7/15/14 (144A)                                                     9,519,063
                                                                                                                          18,357,188
Building Products - Cement and Aggregate - 0.6%
         7,325,000  Cemex Finance LLC, 9.5000%, 12/14/16 (144A)                                                            7,581,375
Building Products - Wood - 0.4%
         4,818,000  Boise Cascade LLC, 7.1250%, 10/15/14                                                                   4,456,650
Cable/Satellite TV - 1.2%
         9,138,000  Block Communications, Inc., 8.2500%, 12/15/15 (144A)                                                   9,138,000
         3,429,000  Mediacom Communications Corp., 9.1250%, 8/15/19 (144A)                                                 3,536,156
         2,275,000  Unitymedia Hessen/Unitymedia NRW, 8.1250%, 12/1/17 (144A)                                              2,346,094
                                                                                                                          15,020,250
Casino Hotels - 3.4%
         8,283,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14                                                               8,676,442
         4,882,000  Boyd Gaming Corp., 7.1250%, 2/1/16                                                                     4,076,470
         2,228,000  Harrah's Operating Co., Inc., 11.2500%, 6/1/17                                                         2,400,670
         7,290,000  Harrah's Operating Co., Inc., 10.0000%, 12/15/18                                                       6,032,475
         4,161,000  MGM Mirage, 10.3750%, 5/15/14 (144A)                                                                   4,587,503
         3,450,000  MGM Mirage, 7.5000%, 6/1/16                                                                            2,872,125
         4,005,000  MGM Mirage, 11.1250%, 11/15/17 (144A)                                                                  4,505,625
         6,300,000  MGM Mirage, 11.3750%, 3/1/18 (144A)                                                                    6,079,499
         2,600,000  MGM Mirage, 9.0000%, 3/15/20 (144A)                                                                    2,678,000
                                                                                                                          41,908,809
Cellular Telecommunications - 0.8%
        10,565,000  Nextel Communications, Inc., 7.3750%, 8/1/15                                                          10,036,750
Chemicals - Diversified - 0.5%
         2,873,000  Innophos Holdings, Inc., 9.5000%, 4/15/12 (144A)                                                       2,873,000
         2,525,000  Solutia, Inc., 8.7500%, 11/1/17                                                                        2,663,875
                                                                                                                           5,536,875
Chemicals - Specialty - 1.4%
         5,439,000  Ashland, Inc., 9.1250%, 6/1/17 (144A)                                                                  6,091,680
         3,170,000  Ferro Corp., 6.5000%, 8/15/13                                                                          3,051,125
         6,340,000  Momentive Performance Materials, Inc., 9.7500%, 12/1/14                                                6,340,000
         1,779,000  Nalco Co., 8.8750%, 11/15/13                                                                           1,832,370
                                                                                                                          17,315,175
Commercial Banks - 2.0%
        11,515,000  CIT Group, Inc., 7.0000%, 5/1/13                                                                      11,198,338
        14,900,000  CIT Group, Inc., 7.0000%, 5/1/17                                                                      13,745,249
                                                                                                                          24,943,587

Commercial Services - 0.5%
         2,870,000  Iron Mountain, Inc., 6.6250%, 1/1/16                                                                   2,848,475
         2,875,000  Iron Mountain, Inc., 8.3750%, 8/15/21                                                                  2,990,000
                                                                                                                           5,838,475
Commercial Services - Finance - 1.0%
         5,426,000  Cardtronics, Inc., 9.2500%, 8/15/13                                                                    5,602,345
         6,282,000  Cardtronics, Inc., 9.2500%, 8/15/13                                                                    6,486,165
                                                                                                                          12,088,510
Computer Services - 0.2%
         2,764,000  Sungard Data Systems, Inc., 9.1250%, 8/15/13                                                           2,833,100
Computers - Memory Devices - 0.5%
         4,958,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            5,614,935
Consumer Products - Miscellaneous - 1.1%
         2,694,000  Amscan Holdings, Inc., 8.7500%, 5/1/14                                                                 2,687,265
         2,223,000  Jarden Corp., 8.0000%, 5/1/16                                                                          2,328,593
         4,236,000  Jarden Corp., 7.5000%, 5/1/17                                                                          4,294,245
         4,000,000  Jarden Corp., 7.5000%, 1/15/20                                                                         4,040,000
                                                                                                                          13,350,103
Containers - Metal and Glass - 0.2%
         1,041,000  Ball Corp., 7.1250%, 9/1/16                                                                            1,106,063
         1,151,000  Ball Corp., 7.3750%, 9/1/19                                                                            1,212,866
                                                                                                                           2,318,929
Containers - Paper and Plastic - 0.3%
         3,700,000  Graham Packaging Co. L.P. /GPC Capital Corp., 8.2500%, 1/1/17 (144A)                                   3,727,750
Data Processing and Management - 2.7%
         8,568,000  First Data Corp., 9.8750%, 9/24/15                                                                     7,389,900
         8,600,000  First Data Corp., 10.5500%, 9/24/15                                                                    7,267,000
        23,792,000  First Data Corp., 11.2500%, 3/31/16**                                                                 19,033,599
                                                                                                                          33,690,499
Direct Marketing - 0.5%
         6,528,000  Affinion Group, Inc., 11.5000%, 10/15/15                                                               6,691,200
Distribution/Wholesale - 0.7%
         3,653,000  Ace Hardware Corp., 9.1250%, 6/1/16 (144A)                                                             3,917,843
         4,550,000  McJunkin Red Man Corp., 9.5000%, 12/15/16 (144A)                                                       4,646,687
                                                                                                                           8,564,530
Diversified Banking Institutions - 1.9%
         8,689,000  GMAC, Inc., 6.8750%, 9/15/11                                                                           8,830,196
        14,974,000  GMAC, Inc., 8.0000%, 11/1/31                                                                          14,300,170
                                                                                                                          23,130,366
Diversified Financial Services - 0.3%
         4,150,000  OPTI Canada, Inc., 9.0000%, 12/15/12 (144A)                                                            4,274,500
Diversified Minerals - 1.5%
         8,853,000  Teck Resources, Ltd., 10.2500%, 5/15/16                                                               10,535,070
         6,283,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                                7,696,675
                                                                                                                          18,231,745
Diversified Operations - Commercial Services - 0.8%
         9,809,000  ARAMARK Corp., 8.5000%, 2/1/15                                                                        10,029,703
Electric - Generation - 0.7%
         2,225,000  AES Corp., 9.7500%, 4/15/16 (144A)                                                                     2,408,563
         6,361,000  AES Corp., 8.0000%, 10/15/17                                                                           6,456,415
                                                                                                                           8,864,978
Electric - Integrated - 0.7%
         5,708,000  Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                                          5,836,430
         2,000,000  Energy Future Holdings Corp., 10.0000%, 1/15/20 (144A)                                                 2,085,000
                                                                                                                           7,921,430
Electronic Components - Semiconductors - 1.0%
         2,875,000  Advanced Micro Devices, Inc., 8.1250%, 12/15/17 (144A)                                                 2,961,250
         8,710,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                         9,456,708
                                                                                                                          12,417,958

Electronics - Military - 1.0%
         1,750,000  L-3 Communications Corp., 6.1250%, 1/15/14                                                             1,780,625
        10,765,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                           11,047,581
                                                                                                                          12,828,206

Enterprise Software/Services - 0.3%
         4,025,000  JDA Software Group, Inc., 8.0000%, 12/15/14 (144A)                                                     4,186,000
Finance - Auto Loans - 1.4%
         5,405,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                             5,690,146
         2,225,000  Ford Motor Credit Co. LLC, 8.7000%, 10/1/14                                                            2,412,590
         8,600,000  Ford Motor Credit Co. LLC, 8.1250%, 1/15/20                                                            9,021,151
                                                                                                                          17,123,887
Finance - Credit Card - 0.1%
         1,125,000  American Express Co., 6.8000%, 9/1/66+++                                                               1,096,875
Finance - Leasing Companies - 0.1%
         1,150,000  International Lease Finance Corp., 8.6250%, 9/15/15 (144A)                                             1,175,596
Finance - Other Services - 0.4%
         5,725,000  Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 8.0000%, 1/15/18 (144A)                      5,517,469
Food - Canned - 0.2%
         2,875,000  TreeHouse Foods, Inc., 7.7500%, 3/1/18                                                                 2,982,813
Food - Meat Products - 1.6%
         1,668,000  JBS USA LLC/JBS USA Finance, Inc., 11.6250%, 5/1/14 (144A)                                             1,901,520
         5,755,000  Smithfield Foods, Inc., 10.0000%, 7/15/14 (144A)                                                       6,416,825
         1,425,000  Tyson Foods, Inc., 3.2500%, 10/15/13                                                                   1,822,219
         8,932,000  Tyson Foods, Inc., 7.8500%, 4/1/16                                                                     9,601,900
                                                                                                                          19,742,464
Food - Miscellaneous/Diversified - 2.0%
         8,382,000  Del Monte Corp., 6.7500%, 2/15/15                                                                      8,633,459
         2,217,000  Del Monte Corp., 7.5000%, 10/15/19 (144A)                                                              2,325,079
         5,112,000  Dole Food Co., Inc., 8.7500%, 7/15/13                                                                  5,329,260
         5,323,000  Dole Food Co., Inc., 13.8750%, 3/15/14**                                                               6,407,561
         1,659,000  Dole Foods Co., Inc., 8.0000%, 10/1/16 (144A)                                                          1,700,475
                                                                                                                          24,395,834
Food - Retail - 0.3%
         3,050,000  Stater Brothers Holdings, 7.7500%, 4/15/15                                                             3,080,500
Gambling - Non-Hotel - 1.2%
         3,448,000  Isle of Capri Casinos, Inc., 7.0000%, 3/1/14                                                           2,948,040
         5,479,000  Jacobs Entertainment, Inc., 9.7500%, 6/15/14                                                           5,150,260
         3,696,000  Pinnacle Entertainment, Inc., 8.2500%, 3/15/12                                                         3,668,280
         1,670,000  Pinnacle Entertainment, Inc., 8.6250%, 8/1/17 (144A)                                                   1,632,425
         1,593,000  Pokagon Gaming Authority, 10.3750%, 6/15/14 (144A)                                                     1,672,650
                                                                                                                          15,071,655
Home Furnishings - 0.4%
         4,875,000  Norcraft Finance Corp., 10.5000%, 12/15/15 (144A)                                                      5,143,125
Independent Power Producer - 0.1%
         1,472,000  AES China Generating Co., Ltd.                                                                         1,393,532
Machine Tools and Related Products - 0.2%
         2,219,000  Thermadyne Holdings Corp., 11.5000%, 2/1/14+++                                                         2,224,548
Medical - Hospitals - 3.9%
         5,864,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                   6,069,240
        14,780,000  HCA, Inc., 9.2500%, 11/15/16**                                                                        15,712,987
         1,388,000  HCA, Inc., 9.8750%, 2/15/17 (144A)                                                                     1,512,920
         2,875,000  HCA, Inc., 7.2500%, 9/15/20 (144A)                                                                     2,914,531
         5,140,000  IASIS Healthcare, 8.7500%, 6/15/14                                                                     5,236,375
         5,589,000  Tenet Healthcare Corp., 7.3750%, 2/1/13                                                                5,644,890
         7,455,000  Tenet Healthcare Corp., 9.2500%, 2/1/15                                                                7,818,431
         3,725,000  Tenet Healthcare Corp., 6.8750%, 11/15/31                                                              3,035,875
                                                                                                                          47,945,249
Medical - Outpatient and Home Medical Care - 0.1%
         1,107,000  National Mentor Holdings, Inc., 11.2500%, 7/1/14                                                       1,104,233
Medical Instruments - 0.9%
        10,655,000  Accellent, Inc., 8.3750%, 2/1/17 (144A)                                                               10,814,825
Medical Products - 0.6%
         6,397,000  Biomet, Inc., 11.6250%, 10/15/17                                                                       7,164,640
Motion Pictures and Services - 0.4%
         5,185,000  Lions Gate Entertainment, Inc., 10.2500%, 11/1/16 (144A)                                               5,308,144
Music - 0.4%
         4,036,000  WMG Acquisition Corp., 9.5000%, 6/15/16 (144A)                                                         4,313,475
Office Furnishings - Original - 0.2%
         1,943,000  Interface, Inc., 11.3750%, 11/1/13                                                                     2,190,733
Office Supplies and Forms - 0.5%
         5,135,000  ACCO Brands Corp., 10.6250%, 3/15/15 (144A)                                                            5,609,988
Oil - Field Services - 0.2%
         1,975,000  Calfrac Holdings L.P., 7.7500%, 2/15/15 (144A)                                                         1,962,656
Oil Companies - Exploration and Production - 3.3%
         1,951,000  Chesapeake Energy Corp., 7.5000%, 9/15/13                                                              1,975,388
         5,185,000  Chesapeake Energy Corp., 7.0000%, 8/15/14                                                              5,256,294
         4,444,000  Continental Resources, Inc., 8.2500%, 10/1/19                                                          4,710,640
         1,443,000  Forest Oil Corp., 8.5000%, 2/15/14                                                                     1,522,365
         1,110,000  Hilcorp Energy I L.P./Hilcorp Finance Co., 9.0000%, 6/1/16 (144A)                                      1,154,400
         5,425,000  McMoRan Exploration Co., 11.8750%, 11/15/14                                                            5,831,874
         2,470,000  PetroHawk Energy Corp., 9.1250%, 7/15/13                                                               2,578,063
         5,358,000  Quicksilver Resources, Inc., 8.2500%, 8/1/15                                                           5,465,159
         2,303,000  Quicksilver Resources, Inc., 11.7500%, 1/1/16                                                          2,636,935
         5,179,000  SandRidge Energy, Inc., 9.8750%, 5/15/16 (144A)                                                        5,321,422
         3,975,000  Swift Energy Co., 8.8750%, 1/15/20                                                                     4,134,000
                                                                                                                          40,586,540
Oil Field Machinery and Equipment - 0.2%
         1,913,000  Dresser-Rand Group, Inc., 7.3750%, 11/1/14                                                             1,932,130
Oil Refining and Marketing - 0.2%
         2,479,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                   2,540,975
Paper and Related Products - 1.5%
         1,725,000  Boise Paper Holdings LLC, 9.0000%, 11/1/17 (144A)                                                      1,811,250
         7,683,000  Georgia-Pacific LLC, 7.1250%, 1/15/17 (144A)                                                           7,990,320
         3,425,000  NewPage Corp., 10.0000%, 5/1/12                                                                        2,376,094
         6,025,000  NewPage Corp., 11.3750%, 12/31/14                                                                      5,994,875
                                                                                                                          18,172,539
Physical Therapy and Rehabilitation Centers - 0.4%
         4,642,000  HealthSouth Corp., 10.7500%, 6/15/16                                                                   5,019,163
Pipelines - 0.7%
         3,450,000  Crosstex Energy/Crosstex Energy Finance Corp., 8.8750%, 2/15/18 (144A)                                 3,557,813
         1,487,000  El Paso Corp., 12.0000%, 12/12/13                                                                      1,739,790
         2,997,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         2,937,060
                                                                                                                           8,234,663
Printing - Commercial - 0.4%
         5,150,000  Cenveo Corp., 8.8750%, 2/1/18 (144A)                                                                   5,207,938
Publishing - Books - 1.2%
         3,632,000  Cengage Learning Acquisitions, Inc., 10.5000%, 1/15/15 (144A)                                          3,486,720
        12,065,000  Cengage Learning Acquisitions, Inc., 13.2500%, 7/15/15 (144A)                                         11,703,050
                                                                                                                          15,189,770
Publishing - Periodicals - 0.2%
         2,300,000  Reader's Digest Association, Inc., 9.5000%, 2/15/17 (144A)+++                                          2,346,000
Radio - 0.8%
           600,000  Radio One, Inc., 8.8750%, 7/1/11                                                                         546,000
         4,850,000  Salem Communications, 9.6250%, 12/15/16                                                                5,068,250
         4,025,000  Sirius XM Radio, Inc., 8.7500%, 4/1/15 (144A)                                                          4,009,906
                                                                                                                           9,624,156
REIT - Diversified - 0.5%
         5,700,000  DuPont Fabros Technology L.P., 8.5000%, 12/15/17 (144A)                                                5,871,000
REIT - Health Care - 0.3%
         3,174,000  Senior Housing Properties Trust, 8.6250%, 1/15/12                                                      3,300,960
REIT - Office Property - 2.0%
        24,150,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20 (144A)                                           24,560,984

REIT - Warehouse/Industrial - 0.1%
         1,150,000  ProLogis, 3.2500%, 3/15/15                                                                             1,155,750
Rental Auto/Equipment - 0.5%
         1,150,000  Avis Budget Car Rental LLC/ Avis Budget Finance, Inc., 9.6250%, 3/15/18 (144A)                         1,201,750
         5,141,000  Hertz Corp., 10.5000%, 1/1/16                                                                          5,520,149
                                                                                                                           6,721,899
Resorts and Theme Parks - 0.5%
         5,758,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   5,779,593
Retail - Apparel and Shoe - 1.5%
        10,806,000  Burlington Coat Factory Warehouse Corp., 11.1250%, 4/15/14                                            11,427,345
         1,111,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                 1,133,220
         6,042,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 5,694,585
                                                                                                                          18,255,150
Retail - Arts and Crafts - 1.5%
        16,995,000  Michael's Stores, Inc., 11.3750%, 11/1/16                                                             18,354,600
Retail - Automobile - 0.3%
         1,725,000  AutoNation, Inc., 6.7500%, 4/15/18                                                                     1,698,918
         1,910,000  Penske Auto Group, Inc., 7.7500%, 12/15/16                                                             1,838,375
                                                                                                                           3,537,293
Retail - Bookstore - 0.5%
         3,350,000  Nebraska Book Co., 10.0000%, 12/1/11                                                                   3,458,875
         3,184,000  Nebraska Book Co., 8.6250%, 3/15/12                                                                    3,016,840
                                                                                                                           6,475,715
Retail - Computer Equipment - 0.5%
         6,362,000  GameStop Corp., 8.0000%, 10/1/12                                                                       6,600,575
Retail - Drug Store - 0.2%
         1,945,000  RITE AID Corp., 9.7500%, 6/12/16                                                                       2,090,875
Retail - Leisure Products - 0.6%
         7,958,000  Steinway Musical Instruments, 7.0000%, 3/1/14 (144A)                                                   7,679,470
Retail - Mail Order - 0.2%
         2,885,000  QVC, Inc., 7.5000%, 10/1/19 (144A)                                                                     2,942,700
Retail - Major Department Stores - 0.4%
         3,025,000  Saks, Inc., 7.5000%, 12/1/13 (144A)                                                                    5,418,531
Retail - Propane Distribution - 1.0%
         3,283,000  Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., 6.7500%, 5/1/14                               3,250,170
         1,650,000  Ferrellgas Partners L.P., 9.1250%, 10/1/17 (144A)                                                      1,728,375
         7,000,000  Ferrellgas Partners L.P., 8.6250%, 6/15/20                                                             7,000,000
                                                                                                                          11,978,545
Retail - Regional Department Stores - 1.5%
         1,665,000  JC Penney Corp., Inc., 7.4000%, 4/1/37                                                                 1,665,000
         4,895,000  Macy's Retail Holdings, Inc., 7.4500%, 7/15/17                                                         5,188,700
        10,942,000  Neiman Marcus Group, Inc., 10.3750%, 10/15/15                                                         11,297,615
                                                                                                                          18,151,315
Retail - Restaurants - 1.0%
         6,327,000  Denny's Holdings, Inc., 10.0000%, 10/1/12                                                              6,453,540
         5,675,000  Landry's Restaurants, Inc., 11.6250%, 12/1/15 (144A)                                                   6,100,625
                                                                                                                          12,554,165
Retail - Toy Store - 0.2%
         2,850,000  Toys R Us Property Co. LLC, 8.5000%, 12/1/17 (144A)                                                    2,956,875
Rubber - Tires - 0.4%
         2,888,000  Goodyear Tire & Rubber Co., 9.0000%, 7/1/15                                                            2,981,860
         1,664,000  Goodyear Tire & Rubber Co., 10.5000%, 5/15/16                                                          1,797,120
                                                                                                                           4,778,980
Satellite Telecommunications - 0.8%
         7,851,000  Intelsat Jackson Holdings, Ltd., 11.2500%, 6/15/16                                                     8,498,708
         1,728,000  Intelsat Subsidiary Holding Co., Ltd., 8.8750%, 1/15/15 (144A)                                         1,775,520
                                                                                                                          10,274,228
Security Services - 0.6%
         6,900,000  Garda World Security Corp., 9.7500%, 3/15/17 (144A)                                                    7,063,875
Seismic Data Collection - 0.1%
         1,670,000  Cie Generale de Geophysique-Veritas, 9.5000%, 5/15/16                                                  1,786,900
Soap and Cleaning Preparations - 0.4%
         5,100,000  Diversey, Inc., 8.2500%, 11/15/19 (144A)                                                               5,278,500

Special Purpose Entity - 1.4%
         5,305,000  CCM Merger, Inc., 8.0000%, 8/1/13 (144A)                                                               4,615,350
           850,000  LBI Escrow Corp., 8.0000%, 11/1/17 (144A)                                                                881,875
         1,150,000  MIDWEST GMNG BOR/MW FINA, 11.6250%, 4/15/16                                                            1,137,822
         4,625,000  New Communications Holdings, Inc., 8.5000%, 4/15/20 (144A)                                             4,659,688
         6,363,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                        5,472,179
                                                                                                                          16,766,914
Steel - Producers - 0.7%
         5,998,000  Steel Dynamics, Inc., 7.7500%, 4/15/16                                                                 6,267,910
         2,000,000  Steel Dynamics, Inc., 7.6250%, 3/15/20 (144A)                                                          2,050,000
                                                                                                                           8,317,910
Super-Regional Banks - 0.2%
         2,850,000  Wells Fargo Capital XIII, 7.7000%, 9/26/99+++                                                          2,942,625
Telecommunication Services - 1.0%
         5,750,000  Clearwire Communications LLC, 12.0000%, 12/1/15 (144A)                                                 5,865,000
         5,100,000  Qwest Corp., 8.3750%, 5/1/16                                                                           5,737,500
         1,150,000  Qwest Corp., 6.8750%, 9/15/33                                                                          1,109,750
                                                                                                                          12,712,250
Telephone - Integrated - 5.0%
         4,610,000  Frontier Communications Corp., 8.2500%, 5/1/14                                                         4,817,450
         2,885,000  Frontier Communications Corp., 8.1250%, 10/1/18                                                        2,885,000
         8,566,000  Level 3 Financing, Inc., 9.2500%, 11/1/14                                                              8,351,849
         2,875,000  Level 3 Financing, Inc., 8.7500%, 2/15/17                                                              2,630,625
         2,875,000  Level 3 Financing, Inc., 10.0000%, 2/1/18 (144A)                                                       2,745,625
           850,000  Qwest Capital Funding, Inc., 7.7500%, 2/15/31                                                            807,500
         8,950,000  Qwest Communications International, Inc., 7.1250%, 4/1/18(144A)                                        9,240,874
         2,224,000  Sprint Capital Corp., 8.3750%, 3/15/12                                                                 2,312,960
         4,321,000  Sprint Nextel Corp., 6.0000%, 12/1/16                                                                  3,899,703
         5,711,000  Sprint Nextel Corp., 8.3750%, 8/15/17                                                                  5,739,555
         6,629,000  Virgin Media Finance PLC, 9.1250%, 8/15/16                                                             7,043,313
         6,282,000  Virgin Media Finance PLC, 9.5000%, 8/15/16                                                             6,863,085
         3,955,000  Virgin Media Finance PLC, 8.3750%, 10/15/19                                                            4,063,763
                                                                                                                          61,401,302
Television - 0.7%
         8,300,000  Belo, Corp., 8.0000%, 11/15/16                                                                         8,652,750
Transportation - Marine - 0.9%
         3,945,000  Navios Maritime Holdings, Inc., 8.8750%, 11/1/17 (144A)                                                4,083,075
         6,972,000  Ship Finance International, Ltd., 8.5000%, 12/15/13                                                    6,902,280
           575,000  Teekay Corp., 8.5000%, 1/15/20                                                                           600,875
                                                                                                                          11,586,230
Transportation - Railroad - 1.2%
         1,802,000  Kansas City Southern de Mexico S.A. de C.V., 9.3750%, 5/1/12                                           1,847,050
         6,717,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                          6,868,133
         2,450,000  Kansas City Southern de Mexico SA de CV, 8.0000%, 2/1/18 (144A)                                        2,511,250
         1,852,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                       2,203,880
         1,371,000  Kansas City Southern Railway, 8.0000%, 6/1/15                                                          1,424,126
                                                                                                                          14,854,439
Transportation - Services - 0.2%
         2,494,000  Bristow Group, Inc., 6.1250%, 6/15/13                                                                  2,487,765
Transportation - Truck - 0.8%
        10,652,000  Saint Acquisition Corp., 12.5000%, 5/15/17 (144A)                                                     10,012,880
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,042,590,061)                                                                            1,135,826,344
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Special Purpose Entity - 0.4%
           361,215  Dole Food Automatic Exchange, 7.0000% (144A) (cost $4,515,188)                                         4,357,156
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.0%
        36,822,037  Janus Cash Liquidity Fund LLC, 0% (cost $36,822,037)                                                  36,822,037
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,128,241,663) - 100%                                                                  $1,227,869,459
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                     $   24,042,220                  2.0%
Canada                                          32,507,180                  2.6%
Cayman Islands                                   5,614,935                  0.5%
France                                           1,786,900                  0.1%
Germany                                          2,346,094                  0.2%
Marshall Islands                                 4,083,075                  0.3%
Mexico                                          11,226,432                  0.9%
United Kingdom                                  17,970,160                  1.5%
United States++                              1,128,292,463                 91.9%
--------------------------------------------------------------------------------
Total                                       $1,227,869,459                100.0%

++Includes Cash Equivalents (88.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC      Public Limited Company

REIT     Real Estate Investment Trust

ULC      Unlimited Liability Company

*        Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

+++      Rate is subject to change.  Rate shown reflects current rate.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus High-Yield Fund

Bank Loans                                                  $                   --   $           38,966,433   $                   --

Common Stock                                                                    --               11,897,489                       --

Corporate Bonds                                                                 --            1,135,826,344                       --

Preferred Stock                                                                 --                4,357,156                       --

Money Market                                                                    --               36,822,037                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                                                 --            1,227,869,459                       --
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                           $  2,730,250,000

Janus Modular Portfolio Construction(R) Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 0.8%
             6,996  Goldman Sachs Absolute Return Tracker Fund (cost $63,399)                                         $       63,520
------------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds - 5.8%
Commodity - 3.6%
             9,810  iShares S&P GSCI Commodity Indexed Trust (ETF)*                                                          305,582
Currency - 2.2%
             6,577  WisdomTree Dreyfus Japanese Yen Fund (ETF)*                                                              184,024
------------------------------------------------------------------------------------------------------------------------------------
Total Exchange-Traded Funds (cost $490,140)                                                                                  489,606
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 90.1%
Equity Funds - 66.8%
            15,835  INTECH Risk-Managed Growth Fund - Class I Shares                                                         183,054
            25,469  INTECH Risk-Managed International Fund - Class I Shares                                                  181,341
            20,779  INTECH Risk-Managed Value Fund - Class I Shares                                                          184,101
            65,040  Janus Contrarian Fund - Class I Shares                                                                   930,065
            27,056  Janus Forty Fund - Class I Shares                                                                        899,875
            18,714  Janus Global Life Sciences Fund - Class I Shares                                                         420,685
            10,373  Janus Global Real Estate Fund - Class I Shares                                                            87,440
            50,751  Janus International Equity Fund - Class I Shares                                                         532,380
            43,738  Janus Orion Fund - Class I Shares                                                                        467,558
            20,297  Janus Overseas Fund - Class I Shares                                                                     936,926
             8,922  Janus Research Core Fund - Class I Shares                                                                178,448
             5,865  Janus Research Fund - Class I Shares                                                                     151,955
            19,692  Janus Triton Fund - Class I Shares                                                                       267,615
             8,420  Perkins Mid Cap Value Fund - Class I Shares                                                              176,142
                                                                                                                           5,597,585
Fixed-Income Funds - 23.3%
           169,122  Janus Flexible Bond Fund - Class I Shares                                                              1,777,476
            19,789  Janus High-Yield Fund - Class I Shares                                                                   170,981
                                                                                                                           1,948,457
------------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (cost $6,388,878)                                                                                       7,546,042
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.3%
           273,442  Janus Cash Liquidity Fund LLC, 0% (cost $239,259)                                                        273,442
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,215,859) - 100%                                                                          $8,372,610
------------------------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

ETF        Exchange-Traded Fund

*          Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Modular Portfolio Construction(R) Fund

Common Stock                                                $               63,520   $                   --   $                   --

Exchange-Traded Funds                                                      489,606                       --                       --

Mutual Funds

Equity Funds                                                                    --                5,597,585                       --

Fixed-Income Funds                                                              --                1,948,457                       --

Money Market                                                                    --                  273,442                       --

Total Investments in Securities                             $              553,126   $            7,819,484   $                   --
------------------------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amounts                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 18.6%
                      Banco Bilbao Vizcaya:
       $25,000,000    0.1900%, 4/26/10                                                                                $   25,000,084
                      Bank of Montreal, Chicago:
        25,000,000    0.2000%, 4/29/10                                                                                    25,000,000
                      Bank of Tokyo:
        25,000,000    0.2100%, 4/6/10                                                                                     25,000,034
                      BNP Paribas Securities Corp.:
        25,000,000    0.2000%, 4/15/10                                                                                    25,000,000
        25,000,000    0.2200%, 5/3/10                                                                                     25,000,000
                      Credit Industriel et Commercial:
        18,000,000    0.2000%, 4/12/10                                                                                    18,000,000
        25,000,000    0.2700%, 4/26/10                                                                                    25,000,000
        25,000,000    0.2700%, 5/28/10                                                                                    25,000,000
                      Societe Generale, New York:
        25,000,000    0.1800%, 4/7/10                                                                                     25,000,000
        25,000,000    0.1800%, 4/8/10                                                                                     25,000,000
                      Toronto Dominion Bank, New York:
        25,000,000    0.1900%, 4/27/10                                                                                    25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (amortized cost $268,000,118)                                                              268,000,118
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 23.5%
                      Atlantic Asset Securitization LLC
        21,000,000    0.1827%, 5/3/10 (Section 4(2))                                                                      20,996,640
        25,000,000    0.1827%, 5/4/10 (Section 4(2))                                                                      24,995,874
                      Bank of Montreal, Chicago:
        25,000,000    0.2000%, 4/22/10                                                                                    25,000,000
                      Bryant Park Funding LLC:
        25,000,000    0.2030%, 4/15/10 (Section 4(2))                                                                     24,998,055
                      BTM Capital Corp.:
        10,000,000    0.3148%, 4/14/10 (Section 4(2))                                                                      9,998,955
        20,000,000    0.3250%, 4/21/10 (Section 4(2))                                                                     19,996,444
        10,000,000    0.3352%, 4/22/10 (Section 4(2))                                                                      9,998,203
                      Manhattan Asset Funding Company LLC:
        25,000,000    0.2030%, 4/19/10 (Section 4(2))                                                                     24,997,500
        10,000,000    0.2233%, 4/22/10 (Section 4(2))                                                                      9,998,717
                      Nieuw Amsterdam Receivables Corp.:
        20,000,000    0.2030%, 4/6/10 (Section 4(2))                                                                      19,999,444
        25,000,000    0.2030%, 4/12/10 (Section 4(2))                                                                     24,998,472
        27,000,000    0.2132%, 4/30/10 (Section 4(2))                                                                     26,995,432
                      Standard Chartered PLC:
        25,000,000    0.2335%, 4/7/10 (Section 4(2))                                                                      24,999,042
        20,000,000    0.2335%, 4/9/10 (Section 4(2))                                                                      19,998,978
        25,000,000    0.2437%, 4/22/10 (Section 4(2))                                                                     24,996,500
                      Sumitomo Mitsui Financial Group:
        25,000,000    0.2132%, 4/14/10                                                                                    24,998,104
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (amortized cost $337,966,360)                                                                     337,966,360
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Note - 2.0%
        30,000,000    Bank of America Securities LLC
                      (same day put), 0.2125%, 4/1/10 (amortized cost $30,000,000)                                        30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 21.7%
       100,000,000    Goldman, Sachs & Co., 0.0100%
                      dated 3/31/10, maturing 4/1/10
                      to be repurchased at $100,000,028
                      collateralized by $193,296,575
                      in U.S. Government Agencies
                      3.5000% - 21.3830%, 1/20/39 - 3/20/40
                      with a value of $102,000,001                                                                       100,000,000
       100,000,000    HSBC Securities (USA), Inc., 0.0100%
                      dated 3/31/10, maturing 4/1/10
                      to be repurchased at $100,000,028
                      collateralized by $99,046,129
                      in U.S. Government Agencies
                      5.0000% - 5.5000%, 11/1/39
                      with a value of $102,000,036                                                                       100,000,000
       112,100,000    RBC Capital Markets Corp., 0.0200%
                      dated 3/31/10, maturing 4/1/10
                      to be repurchased at $112,100,062
                      collateralized by $190,227,578
                      in U.S. Government Agencies
                      0.6300% - 7.7000%, 2/15/14 - 5/15/37
                      with a value of $114,342,000                                                                       112,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (amortized cost $342,100,000)                                                                312,100,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 18.6%
           620,000    Arapahoe County, Colorado, Industrial Development Revenue,
                      (Cottrell), Series B
                      0.6500%, 10/1/19                                                                                       620,000
         4,635,000    Brattlebro Retreat
                      0.2800%, 1/1/36                                                                                      4,635,000
        14,980,000    Breckenridge Terrace LLC
                      0.3000%, 5/1/39                                                                                     14,980,000
         4,000,000    Breckenridge Terrace LLC
                      0.3000%, 5/1/39                                                                                      4,000,000
           800,000    California Infrastructure and Economic Development
                      0.6000%, 7/1/33                                                                                        800,000
         1,190,000    Capital Markets Access
                      0.2800%, 7/1/25                                                                                      1,190,000
         5,700,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal
                      Housing LLC) Series A,
                      0.3000%, 7/1/35                                                                                      5,700,000
         7,130,000    Crozer-Keystone Health Systems
                      1.0000%, 12/15/21                                                                                    7,130,000
         6,455,000    Danville-Pittsylvania, Virginia Facility
                      Revenue, (Cane Creek Project)
                      0.2300%, 1/1/26                                                                                      6,455,000
         9,100,000    Eagle County, Colorado Housing Facility Revenue
                      (BC Housing LLC Project), Series A,
                      0.3000%, 6/1/27                                                                                      9,100,000
         8,000,000    Eagle County, Colorado Housing Facility Revenue
                      (BC Housing LLC Project), Series A,
                      0.3000%, 5/1/39                                                                                      8,000,000
        11,995,000    Eskaton Properties, Inc.
                      1.0000%, 12/1/37                                                                                    11,995,000
         4,785,000    FJM Properties-Wilmar
                      0.5000%, 10/1/24                                                                                     4,785,000
        15,280,000    HHH Supply and Investment Co.
                      0.3500%, 7/1/29                                                                                     15,280,000
         5,620,000    Hunter's Ridge, South Point
                      0.2700%, 6/1/25                                                                                      5,620,000
         4,650,000    J-J Properties LLC.
                      0.2700%, 7/1/35                                                                                      4,650,000
           740,000    Kentucky Economic Development Finance Authority
                      1.0000%, 11/1/15                                                                                       740,000
         2,570,000    Lone Tree Building Authority
                      1.7000%, 12/1/17                                                                                     2,570,000
         9,000,000    Louisiana Local Government Environmental Facilities
                      0.2600%, 7/1/47                                                                                      9,000,000
         3,700,000    Lowell Family LLC
                      0.4000%, 4/1/30                                                                                      3,700,000
         6,115,000    Mississippi Business Finance, Corp.
                      0.5000%, 12/1/39                                                                                     6,115,000
         6,040,000    Monongallia Health Systems
                      0.2900%, 7/1/40                                                                                      6,040,000
           160,000    Phoenix, Illinois Realty Special Account
                      Multifamily Revenue, (Brightons Mark)
                      0.4200%, 4/1/20                                                                                        160,000
        13,100,000    Racetrac Capital LLC, Series 1998-A
                      0.2500%, 4/1/18                                                                                     13,100,000
         3,050,000    Riley Family Eagle Lake L.P.
                      and Riley Family Lexington Heights L.P.
                      0.2300%, 9/1/33                                                                                      3,050,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue
                      (Albaugh, Inc.  Project), Series B
                      0.6200%, 11/1/19                                                                                       300,000
         4,735,000    Springfield, Tennessee, Health and Educational
                      Facilities Revenue, Series A
                      0.2800%, 6/1/26                                                                                      4,735,000
         2,600,000    Tift County, Georgia Development Authority
                      (Heatcraft), Series A
                      0.2800%, 2/1/18                                                                                      2,600,000
         3,960,000    Timber Ridge County Affordable Housing Corp., Series 2003
                      0.2500%, 12/1/32                                                                                     3,960,000
        25,000,000    Tuscaloosa County, Alabama, Industrial Development
                      Gulf Opportunity Zone (Revenue Bonds)
                      0.3000%, 3/1/28                                                                                     25,000,000
        45,000,000    Tuscaloosa Gulf
                      0.3000%, 4/1/39                                                                                     45,000,000
           100,000    Union City, Tennessee Industrial Development Board
                      (Cobank LLC Project)
                      0.5000%, 1/1/25                                                                                        100,000
         1,910,000    Volunteers of America, Alabama
                      0.2800%, 8/1/23                                                                                      1,910,000
         9,475,000    Washington Road Properties
                      0.2300%, 12/1/26                                                                                     9,475,000
        25,000,000    Washington State Higher Educations Facilities (Seattle Pacific University)
                      0.2700%, 10/1/30                                                                                    25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Rate Demand Notes (amortized cost $267,495,000)                                                            267,495,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 15.6%
                      Army & Air Force Exchange Service:
        15,000,000    0.3000%, 4/7/10 ##                                                                                  15,000,000
        20,000,000    0.3300%, 4/14/10 ##                                                                                 20,000,000
        30,000,000    0.3500%, 5/20/10 ##                                                                                 30,000,000
                      Fannie Mae:
        25,000,000    0.0000%, 5/3/10                                                                                     24,996,644
         5,000,000    0.1370%, 5/19/10                                                                                     4,999,087
         5,000,000    0.0000%, 6/2/10                                                                                      4,998,341
         5,000,000    0.1802%, 7/12/10                                                                                     4,997,450
        20,000,000    0.2132%, 8/2/10                                                                                     19,985,450
                      Federal Home Loan Bank System:
         5,000,000    0.2103%, 8/18/10                                                                                     4,995,968
                      Freddie Mac:
        10,000,000    0.0000%, 4/7/10                                                                                      9,999,645
        20,000,000    0.0000%, 4/19/10                                                                                    19,998,276
         5,000,000    0.0000%, 5/10/10                                                                                     4,999,094
         5,000,000    0.0000%, 5/11/10                                                                                     4,999,042
         5,000,000    0.0000%, 6/1/10                                                                                      4,998,367
         5,000,000    0.0000%, 6/14/10                                                                                     4,997,915
         5,000,000    0.1624%, 6/24/10                                                                                     4,998,107
         5,000,000    0.1827%, 7/27/10                                                                                     4,997,054
         5,000,000    0.2031%, 8/9/10                                                                                      4,996,338
        10,000,000    0.2133%, 8/16/10                                                                                     9,991,941
        20,000,000    0.2438%, 8/18/10                                                                                    19,981,209
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $224,929,928)                                                         224,929,928
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $1,440,491,406) - 100%                                                         1,440,491,406
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

##                Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2010.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit                                      $                   --   $          268,000,118   $                   --
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                                                --              337,966,360                       --
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Note                                                              --               30,000,000                       --
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes                                              --              267,495,000                       --
U.S. Government Agency Notes                                                    --              224,929,928                       --
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                           --              312,100,000                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                             $                   --   $        1,440,491,406   $                   --
------------------------------------------------------------------------------------------------------------------------------------

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 1.1%
Automotive - Cars and Light Trucks - 0.4%
   $     9,518,159  Ford Motor Co. +++                                                                                $    9,201,204
Cable Television - 0.2%
         6,181,151  Discovery Communications Holding LLC +++                                                               6,166,563
Food - Miscellaneous/Diversified - 0%
           200,399  Dole Food Co., Inc. +++                                                                                  200,399
Medical - Hospitals - 0.5%
        10,897,000  HCA, Inc., 1.7500%, 11/17/2012 +++                                                                    10,556,469
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $25,709,314)                                                                                       26,124,635
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 59.9%
Advertising Services - 0.4%
   $     6,354,000  Visant Corp., 7.6250%, 10/11/12                                                                        6,369,885
         1,754,000  WPP Finance UK, 5.8750%, 6/15/14                                                                       1,854,671
                                                                                                                           8,224,556
Aerospace and Defense - 0.2%
         1,985,000  BAE Systems PLC, 4.9500%, 6/1/14 (144A)                                                                2,082,730
         1,514,000  Northrop Grumman Systems Corp., 7.1250%, 2/15/11                                                       1,593,385
                                                                                                                           3,676,115
Agricultural Chemicals - 0%
         1,019,000  Potash Corporation of Saskatchewan, Inc., 5.2500%, 5/15/14                                             1,101,642
Airlines - 0.9%
         8,745,000  Southwest Airlines, Co., 6.5000%, 3/1/12                                                               9,285,301
        10,030,000  Southwest Airlines, Co., 5.2500%, 10/1/14                                                             10,410,799
                                                                                                                          19,696,100
Automotive - Cars and Light Trucks - 1.0%
         9,470,000   Daimler Finance North America LLC, 5.7500%, 9/8/11                                                    9,981,797
        10,890,000   Daimler Finance North America LLC, 7.3000%, 1/15/12                                                  11,858,023
                                                                                                                          21,839,820
Beverages - Non-Alcoholic - 0.1%
           360,000  PepsiAmericas, Inc., 4.3750%, 2/15/14                                                                    380,584
         2,252,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        2,504,127
                                                                                                                           2,884,711
Beverages - Wine and Spirits - 0.2%
         1,420,000  Diageo Capital PLC, 4.3750%, 5/3/10                                                                    1,424,452
         2,840,000  Diageo Capital PLC, 3.8750%, 4/1/11                                                                    2,918,801
                                                                                                                           4,343,253
Brewery - 2.0%
         9,467,000  Anheuser-Busch InBev Worldwide, Inc., 3.0000%, 10/15/12                                                9,721,085
        21,805,000  Anheuser-Busch InBev Worldwide, Inc., 2.5000%, 3/26/13 (144A)                                         21,847,062
         7,574,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          8,676,986
         3,883,000  SABMiller PLC, 6.2000%, 7/1/11 (144A)                                                                  4,094,026
                                                                                                                          44,339,159
Building Products - Cement and Aggregate - 0.6%
         2,738,000  CRH America, Inc., 5.6250%, 9/30/11                                                                    2,869,583
         5,065,000  CRH America, Inc., 6.9500%, 3/15/12                                                                    5,506,587
         5,680,000  CRH America, Inc., 5.3000%, 10/15/13                                                                   6,050,347
                                                                                                                          14,426,517
Cable Television - 0.5%
         3,369,000  Comcast Corp., 5.4500%, 11/15/10                                                                       3,454,771
           738,000  COX Communications, Inc., 6.7500%, 3/15/11                                                               772,678
         1,420,000  COX Communications, Inc., 7.1250%, 10/1/12                                                             1,587,079
         1,327,000  CSC Holdings, Inc., 7.6250%, 4/1/11                                                                    1,385,056
         3,313,000  Time Warner Cable, Inc., 5.4000%, 7/2/12                                                               3,556,508
         1,135,000  Time Warner Cable, Inc., 6.2000%, 7/1/13                                                               1,252,465
                                                                                                                          12,008,557
Cellular Telecommunications - 0.6%
         2,840,000  Cellco Partnership / Verizon Wireless Capital LLC, 3.7500%, 5/20/11                                    2,928,404
         1,079,000  Cellco Partnership / Verizon Wireless Capital LLC, 5.2500%, 2/1/12                                     1,149,843
         1,752,000  Cellco Partnership / Verizon Wireless Capital LLC, 7.3750%, 11/15/13                                   2,026,572
         1,799,000  Cellco Partnership / Verizon Wireless Capital LLC, 5.5500%, 2/1/14                                     1,966,023
         1,420,000  Rogers Communications, Inc., 9.6250%, 5/1/11                                                           1,539,142
         2,889,000  Rogers Communications, Inc., 7.8750%, 5/1/12                                                           3,218,585
                                                                                                                          12,828,569
Chemicals - Diversified - 0.7%
         2,840,000  Dow Chemical Co., 4.8500%, 8/15/12                                                                     3,003,351
         5,210,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     5,947,694
         7,418,000  Rohm & Hass Co., 5.6000%, 3/15/13                                                                      7,912,989
                                                                                                                          16,864,034
Coal - 0.1%
         2,840,000  Peabody Energy Corp., 6.8750%, 3/15/13                                                                 2,871,950
Commercial Banks - 6.6%
        14,867,000  American Express Bank FSB, 5.5500%, 10/17/12                                                          16,026,552
        15,855,000  ANZ National International, Ltd., 2.3750%, 12/21/12 (144A)                                            15,886,282
         8,050,000  Banco Santander Chile, 2.8750%, 11/13/12 (144A)                                                        8,070,149
         4,735,000  Barclays Bank PLC, 5.4500%, 9/12/12                                                                    5,104,283
         9,470,000  Barclays Bank PLC, 2.5000%, 1/23/13                                                                    9,481,298
         8,524,000  BB&T Corp., 6.5000%, 8/1/11                                                                            9,016,917
         4,735,000  Commonwealth Bank of Australia, 2.7500%, 10/15/12 (144A)                                               4,805,144
         6,630,000  Commonwealth Bank of Australia, 3.7500%, 10/15/14 (144A)                                               6,720,957
         4,037,000  Credit Suisse/New York NY, 5.5000%, 5/1/14                                                             4,394,000
        16,750,000  National Australia Bank, 2.5000%, 1/8/13 (144A)                                                       16,770,083
         3,575,000  National Australia Bank, 5.3500%, 6/12/13 (144A)                                                       3,853,024
         6,635,000  National City Bank, 6.2000%, 12/15/11                                                                  7,151,084
         3,960,000  National City Bank of Kentucky, 6.3000%, 2/15/11                                                       4,069,949
        10,595,000  Svenska Handelsbanken AB, 2.8750%, 9/14/12 (144A)                                                     10,795,733
         1,694,000  U.S. Bank N.A., 6.3750%, 8/1/11                                                                        1,803,709
         9,470,000  Westpac Banking Corp., 2.2500%, 11/19/12                                                               9,536,309
        11,355,000  Westpac Banking Corp., 0.0000%, 4/8/13                                                                11,355,000
         3,790,000  Westpac Banking Corp., 4.2000%, 2/27/15                                                                3,901,331
                                                                                                                         148,741,804
Computer Services - 0.6%
        14,205,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                   14,258,269
Computers - 0.2%
         3,785,000  Hewlett-Packard Co., 2.2500%, 5/27/11                                                                  3,843,221
Computers - Memory Devices - 0.6%
        12,299,000  Seagate Technology, 6.3750%, 10/1/11                                                                  12,729,465
Cosmetics and Toiletries - 0.6%
        14,204,000  Procter & Gamble International, 1.3500%, 8/26/11                                                      14,306,681
Data Processing and Management - 0.1%
         1,612,000  Fiserv, Inc., 6.1250%, 11/20/12                                                                        1,754,430
Diversified Banking Institutions - 2.3%
         1,040,000  Bank of America Corp., 4.2500%, 10/1/10                                                                1,058,788
           949,000  Bank of America Corp., 4.3750%, 12/1/10                                                                  971,197
           945,000  Bank of America Corp., 4.8750%, 9/15/12                                                                  990,216
         6,346,000  Citigroup, Inc., 5.1250%, 2/14/11                                                                      6,536,507
         3,785,000  Citigroup, Inc., 5.2500%, 2/27/12                                                                      3,964,000
         9,185,000  Citigroup, Inc., 5.3000%, 10/17/12                                                                     9,646,977
           910,000  Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                                               942,391
         4,735,000  Goldman Sachs Group, Inc., 5.7000%, 9/1/12                                                             5,135,316
         4,165,000  Goldman Sachs Group, Inc., 5.2500%, 10/15/13                                                           4,477,067
         2,005,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             2,195,443
           850,000  JPMorgan Chase & Co., 6.7500%, 2/1/11                                                                    891,163
         2,650,000  JPMorgan Chase & Co., 5.3750%, 10/1/12                                                                 2,867,607
         2,555,000  Morgan Stanley, 5.0500%, 1/21/11                                                                       2,637,636
         3,217,000  Morgan Stanley, 6.7500%, 4/15/11                                                                       3,396,020
         6,630,000  Morgan Stanley, 6.7500%, 10/15/13                                                                      7,331,262
                                                                                                                          53,041,590
Diversified Financial Services - 1.8%
         3,976,000  American Express Travel Related Services Co., Inc., 5.2500%, 11/21/11                                  4,155,337
         1,229,000  General Electric Capital Corp., 4.2500%, 9/13/10                                                       1,249,014
         8,520,000  General Electric Capital Corp., 6.1250%, 2/22/11                                                       8,910,395
        16,690,000  General Electric Capital Corp., 2.8000%, 1/8/13                                                       16,891,565
         4,735,000  General Electric Capital Corp., 5.4500%, 1/15/13                                                       5,124,037
         3,677,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       4,045,605
                                                                                                                          40,375,953
Diversified Minerals - 0.5%
         2,369,000  BHP Billiton Finance U.S.A., Ltd., 5.5000%, 4/1/14                                                     2,606,750
         1,490,000  Rio Tinto Finance U.S.A., Ltd., 8.9500%, 5/1/14                                                        1,795,454
         6,765,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 7,280,832
                                                                                                                          11,683,036
Diversified Operations - 0.7%
         1,421,000  Dover Corp., 6.5000%, 2/15/11                                                                          1,491,976
         1,033,000  Eaton Corp., 4.9000%, 5/15/13                                                                          1,100,313
        11,979,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                         12,898,137
                                                                                                                          15,490,426
Electric - Distribution - 0.3%
         5,730,000  SP Powerassets, Ltd., 5.0000%, 10/22/13 (144A)                                                         6,127,679
Electric - Integrated - 0.9%
         1,135,000  CMS Energy Corp., 7.7500%, 8/1/10                                                                      1,149,363
         1,120,000  CMS Energy Corp., 8.5000%, 4/15/11                                                                     1,181,778
         5,091,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      5,314,745
         1,565,000  Duke Energy Corp., 6.3000%, 2/1/14                                                                     1,743,399
           944,000  Georgia Power Co., 6.0000%, 11/1/13                                                                    1,062,017
         1,420,000  Monongahela Power Co., 7.9500%, 12/15/13 (144A)                                                        1,659,528
           948,000  Nevada Power Co., 8.2500%, 6/1/11                                                                      1,017,143
         4,736,000  NiSource, Inc., 5.4000%, 7/15/14                                                                       4,994,421
           738,000  Oncor Electric Delivery Co., 5.9500%, 9/1/13                                                             805,928
           948,000  Wisconsin Energy Corp., 6.5000%, 4/1/11                                                                  999,478
                                                                                                                          19,927,800
Electronic Components - Semiconductors - 0.9%
        11,835,000  Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies Wireless
                    11.8750%, 12/1/15                                                                                     13,225,612
           915,000  National Semiconductor Corp., 0.5070%, 6/15/10 +++                                                       913,922
         6,405,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         6,926,284
                                                                                                                          21,065,818
Electronics - Military - 1.0%
         7,983,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             8,102,745
        13,727,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                           14,087,334
                                                                                                                          22,190,079
Fiduciary Banks - 0.1%
         1,895,000  Northern Trust Corp., 5.5000%, 8/15/13                                                                 2,097,081
Finance - Auto Loans - 1.3%
         4,735,000  American Honda Finance Corp., 2.3750%, 3/18/13 (144A)                                                  4,733,144
        17,740,000  Nissan Motor Acceptance Corp., 3.2500%, 1/30/13 (144A)                                                17,916,371
         7,435,000  PACCAR Financial, Corp., 1.9500%, 12/17/12                                                             7,419,149
                                                                                                                          30,068,664
Finance - Credit Card - 0%
           570,000  American Express Credit Co., 5.8750%, 5/2/13                                                             617,441
Finance - Investment Bankers/Brokers - 1.6%
        10,190,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                 10,864,863
         3,929,000  Credit Suisse USA, Inc., 6.1250%, 11/15/11                                                             4,220,929
         3,795,000  Jefferies Group, Inc., 7.7500%, 3/15/12                                                                4,081,488
         6,630,000  Merrill Lynch & Co., 5.4500%, 2/5/13                                                                   7,014,600
         8,935,000  TD Ameritrade Holding Corp., 2.9500%, 12/1/12                                                          9,015,549
                                                                                                                          35,197,429
Finance - Mortgage Loan Banker - 0.1%
         2,555,000  Countrywide Home Loan, 4.0000%, 3/22/11                                                                2,626,716
Finance - Other Services - 0.9%
         4,734,000  BP Capital Markets PLC, 1.5500%, 8/11/11                                                               4,780,592
        11,355,000  Caterpillar, Inc., 2.0000%, 4/5/13                                                                    11,335,583
         2,654,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      2,913,604
         1,895,000  National Rural Utilities Cooperative Finance Corp., 2.6250%, 9/16/12                                   1,933,400
                                                                                                                          20,963,179
Food - Confectionery - 0.3%
         5,995,000  WM Wrigley Jr. Co., 4.3000%, 7/15/10 +++                                                               6,031,294
Food - Miscellaneous/Diversified - 1.2%
         4,735,000  Campbell Soup Co., 3.3750%, 8/15/14                                                                    4,863,513
         1,892,000  H.J. Heinz Finance Co., 6.6250%, 7/15/11                                                               2,015,809
           757,000  Kraft Foods, Inc., 0.7500%, 8/11/10 +++                                                                  757,788
        19,175,000  Kraft Foods, Inc., 2.6250%, 5/8/13                                                                    19,319,157
           509,000  Kraft Foods, Inc., 6.7500%, 2/19/14                                                                      572,359
                                                                                                                          27,528,626
Food - Retail - 0.2%
           355,000  Delhaize Group, 5.8750%, 2/1/14                                                                          388,176
         1,160,000  Kroger Co., 6.8000%, 4/1/11                                                                            1,220,906
         1,631,000  Safeway, Inc., 4.9500%, 8/16/10                                                                        1,656,952
         1,308,000  Safeway, Inc., 6.2500%, 3/15/14                                                                        1,453,900
                                                                                                                           4,719,934
Home Decoration Products - 0%
           670,000  Newell Rubbermaid, Inc., 4.0000%, 5/1/10                                                                 670,728
Hotels and Motels - 0.6%
         9,561,000  Marriott International, Inc., 4.6250%, 6/15/12                                                         9,914,097
         4,175,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                           4,519,438
                                                                                                                          14,433,535
Industrial Gases - 0.8%
        17,045,000  Praxair, Inc., 2.1250%, 6/14/13                                                                       17,086,624
Investment Management and Advisory Services - 1.0%
        22,485,000  BlackRock, Inc., 2.2500%, 12/10/12                                                                    22,673,514
Life and Health Insurance - 1.0%
        10,210,000  Prudential Financial, Inc., 5.1000%, 12/14/11                                                         10,719,551
         7,990,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                           8,217,228
           945,000  Prudential Financial, Inc., 4.5000%, 7/15/13                                                             988,000
         1,535,000  Prudential Financial, Inc., 6.2000%, 1/15/15                                                           1,675,641
                                                                                                                          21,600,420
Machinery - General Industrial - 0.1%
         2,621,000  Wabtec Corp., 6.8750%, 7/31/13                                                                         2,643,934
Medical - Biomedical and Genetic - 0.7%
         9,018,000  Bio-Rad Laboratories, Inc., 7.5000%, 8/15/13                                                           9,198,360
         4,140,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          4,181,400
         1,420,000  Genetech, Inc., 4.4000%, 7/15/10                                                                       1,435,948
                                                                                                                          14,815,708
Medical - Drugs - 0.4%
         2,840,000  Merck & Co., 1.8750%, 6/30/11                                                                          2,867,020
         7,400,000  Novartis Capital Corp., 1.9000%, 4/24/13                                                               7,395,826
                                                                                                                          10,262,846
Medical - HMO - 0.2%
         2,045,000  UnitedHealth Group, Inc., 5.1250%, 11/15/10                                                            2,098,779
         2,841,000  UnitedHealth Group, Inc., 5.2500%, 3/15/11                                                             2,950,109
                                                                                                                           5,048,888
Medical - Wholesale Drug Distributors - 0%
           897,000  McKesson Corp., 6.5000%, 2/15/14                                                                       1,001,892
Medical Instruments - 0.5%
        10,435,000  St. Jude Medical, Inc., 2.2000%, 9/15/13                                                              10,393,103
Medical Labs and Testing Services - 0.3%
         3,154,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           3,334,257
         3,789,000  Roche Holdings, Inc., 5.0000%, 3/1/14 (144A)                                                           4,092,609
                                                                                                                           7,426,866
Medical Products - 0.5%
         2,870,000  CareFusion Corp., 4.1250%, 8/1/12                                                                      2,993,393
         1,420,000  Covidien International Finance S.A., 5.4500%, 10/15/12                                                 1,550,174
         7,065,000  Hospira, Inc., 5.5500%, 3/30/12                                                                        7,513,451
                                                                                                                          12,057,018
Metal - Aluminum - 0%
         1,135,000  Rio Tinto Alcan, Inc., 6.4500%, 3/15/11                                                                1,185,931
Multimedia - 0.2%
         1,892,000  News America Holdings, Inc., 9.2500%, 2/1/13                                                           2,223,164
         1,422,000  COX Enterprises, Inc., 7.8750%, 9/15/10 (144A)                                                         1,464,595
                                                                                                                           3,687,759
Non-Hazardous Waste Disposal - 0.4%
         1,892,000  Allied Waste North America, Inc., 6.5000%, 11/15/10                                                    1,955,117
         6,937,000  Waste Management, Inc., 7.3750%, 8/1/10                                                                7,080,915
                                                                                                                           9,036,032
Office Automation and Equipment - 0.6%
         3,260,000  Xerox Corp., 5.5000%, 5/15/12                                                                          3,457,889
         9,015,000  Xerox Corp., 7.6250%, 6/15/13                                                                          9,247,785
         1,056,000  Xerox Corp., 8.2500%, 5/15/14                                                                          1,226,147
                                                                                                                          13,931,821
Oil Companies - Exploration and Production - 0.7%
         2,810,000  Anadarko Petroleum Corp., 5.7500%, 6/15/14                                                             3,044,087
         9,327,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                    9,839,985
         1,895,000  Range Resources Corp., 7.3750%, 7/15/13                                                                1,932,900
           945,000  Whiting Petroleum Corp., 7.2500%, 5/1/12                                                                 947,363
                                                                                                                          15,764,335
Oil Companies - Integrated - 1.3%
         4,735,000  Chevron Corp., 3.4500%, 3/3/12                                                                         4,929,216
         2,369,000  ConocoPhillips, 4.7500%, 2/1/14                                                                        2,547,445
        10,890,000  Shell International Financial, 1.3000%, 9/22/11                                                       10,944,526
         9,870,000  Shell International Financial, 1.8750%, 3/25/13                                                        9,860,327
                                                                                                                          28,281,514
Oil Refining and Marketing - 0.8%
         9,607,000  Frontier Oil Corp., 6.6250%, 10/1/11                                                                   9,679,052
         8,116,000  Valero Energy Corp., 6.8750%, 4/15/12                                                                  8,795,123
                                                                                                                          18,474,175
Paper and Related Products - 0.7%
        14,111,000  Georgia-Pacific LLC, 8.1250%, 5/15/11                                                                 14,816,550
Pharmacy Services - 0.9%
        14,165,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                               15,103,488
         3,900,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                4,320,939
                                                                                                                          19,424,427
Pipelines - 3.5%
         2,369,000  Consolidated Natural Gas Co., 6.2500%, 11/1/11                                                         2,538,109
         7,330,000  El Paso Corp., 7.0000%, 5/15/11                                                                        7,587,979
         2,065,000  El Paso Corp., 7.3750%, 12/15/12                                                                       2,185,590
         5,495,000  Energy Transfer Partners L.P., 5.6500%, 8/1/12                                                         5,892,525
         3,065,000  Enterprise Products Operating LLC, 7.5000%, 2/1/11                                                     3,208,249
        14,508,000  Enterprise Products Operating LLC, 4.6000%, 8/1/12                                                    15,303,560
         1,420,000  Kinder Morgan Energy Partners L.P., 7.5000%, 11/1/10                                                   1,467,816
         6,752,000  Kinder Morgan Finance Co. ULC, 5.3500%, 1/5/11                                                         6,870,160
         1,135,000  Kinder Morgan Energy Partners L.P., 6.7500%, 3/15/11                                                   1,192,505
         2,645,000  Kinder Morgan Energy Partners L.P., 5.8500%, 9/15/12                                                   2,873,652
         3,060,000  Kinder Morgan Energy Partners L.P., 5.0000%, 12/15/13                                                  3,280,571
        13,479,000  Kinder Morgan, Inc., 6.5000%, 9/1/12                                                                  14,186,647
         1,138,000  Oneok, Inc., 7.1250%, 4/15/11                                                                          1,204,380
        10,645,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                    11,059,495
                                                                                                                          78,851,238
Property and Casualty Insurance - 0.1%
         1,701,000  Chubb Corp., 5.2000%, 4/1/13                                                                           1,816,557
Property Trust - 0.8%
        11,360,000  WEA Finance LLC / WCI Finance LLC, 5.4000%, 10/1/12 (144A)                                            12,043,724
         5,475,000  Westfield Capital Corp., 4.3750%, 11/15/10 (144A)                                                      5,560,191
                                                                                                                          17,603,915
Reinsurance - 2.1%
        19,175,000  Berkshire Hathaway Finance Corp., 1.4000%, 2/10/12                                                    19,273,118
         4,735,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                                                     4,985,330
        19,175,000  Berkshire Hathaway Finance Corp., 2.1250%, 2/11/13                                                    19,330,030
         3,126,000  Berkshire Hathaway Finance Corp., 4.6000%, 5/15/13                                                     3,332,960
         1,112,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     1,214,392
                                                                                                                          48,135,830
REIT - Diversified - 0.4%
         8,995,000  Duke Realty L.P., 5.8750%, 8/15/12                                                                     9,368,814
REIT - Health Care - 2.2%
         4,260,000  HCP, Inc., 4.8750%, 9/15/10                                                                            4,313,953
         7,575,000  HCP, Inc., 5.9500%, 9/15/11                                                                            7,901,202
        13,559,000  HCP, Inc., 5.6250%, 2/28/13                                                                           14,037,647
         5,681,000  HCP, Inc., 5.6500%, 12/15/13                                                                           5,938,400
         9,427,000  Healthcare Realty Trust, Inc., 8.1250%, 5/1/11                                                         9,925,378
         5,425,000  Healthcare Realty Trust, Inc., 5.1250%, 4/1/14                                                         5,298,185
         1,405,000  Senior Housing Properties Trust, 8.6250%, 1/15/12                                                      1,461,200
             5,000  Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 6/1/10                                                 5,022
                                                                                                                          48,880,987
REIT - Office Property - 0.6%
        14,413,000  Reckson Operating Partnership L.P., 5.1500%, 1/15/11                                                  14,557,130
REIT - Regional Malls - 0.1%
         1,182,000  Simon Property Group L.P., 4.6000%, 6/15/10                                                            1,189,854
         1,388,000  Simon Property Group L.P., 4.8750%, 8/15/10                                                            1,405,654
                                                                                                                           2,595,508
REIT - Shopping Centers - 0.2%
         4,735,000  Equity One, Inc., 6.2500%, 12/15/14                                                                    4,853,545
REIT - Warehouse/Industrial - 0.1%
         2,850,000  ProLogis, 5.2500%, 11/15/10                                                                            2,869,927
Retail - Apparel and Shoe - 0.3%
         3,127,000  Limited Brands, Inc., 6.1250%, 12/1/12                                                                 3,283,350
         2,215,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       2,487,221
                                                                                                                           5,770,571
Retail - Building Products - 0.1%
         1,799,000  Hewlett-Packard Co., 4.6250%, 8/15/10                                                                  1,825,193
Retail - Discount - 0%
           990,000  Wal-Mart Stores, Inc., 3.2000%, 5/15/14                                                                1,015,065
Retail - Drug Store - 0.1%
         2,369,000  CVS Caremark Corp., 0.5519%, 6/1/10 +++                                                                2,369,346
Retail - Office Supplies - 0.1%
         2,369,000  Staples, Inc., 7.7500%, 4/1/11                                                                         2,513,651
Retail - Regional Department Stores - 1.1%
        21,060,000  Macy's Retail Holdings, Inc., 6.6250%, 4/1/11                                                         21,955,050
         2,842,000  JC Penney Corp., Inc., 9.0000%, 8/1/12                                                                 3,183,040
                                                                                                                          25,138,090
Retail - Restaurants - 0.7%
         7,177,000  Brinker International, 5.7500%, 6/1/14                                                                 7,427,714
         1,981,000  Darden Restaurants, Inc., 4.8750%, 8/15/10                                                             1,993,312
         5,231,000  Darden Restaurants, Inc., 5.6250%, 10/15/12                                                            5,641,079
                                                                                                                          15,062,105
Rubber - Tires - 0.3%
         7,100,000  Goodyear Tire & Rubber Co., 7.8570%, 8/15/11                                                           7,437,250
Steel - Producers - 1.6%
        18,700,000  AK Steel Corp., 7.7500%, 6/15/12                                                                      18,793,500
         9,257,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         9,853,271
         7,100,000  ArcelorMittal, 6.5000%, 4/15/14                                                                        7,696,130
                                                                                                                          36,342,901
Super-Regional Banks - 0.9%
         7,575,000  Bank One Corp., 5.9000%, 11/15/11                                                                      8,081,752
         8,520,000  Wells Fargo & Co., 4.9500%, 10/16/13                                                                   9,000,835
         1,612,000  Wells Fargo & Co., 4.6250%, 8/9/10                                                                     1,635,603
           575,000  Wells Fargo & Co., 6.4500%, 2/1/11                                                                       601,976
           378,000  Wells Fargo & Co., 5.3000%, 8/26/11                                                                      398,180
                                                                                                                          19,718,346
Telecommunication Services - 0.5%
         8,521,000  Qwest Corp., 8.8750%, 3/15/12                                                                          9,330,495
         1,327,000  Verizon Communications, Inc., 7.2500%, 12/1/10                                                         1,384,606
                                                                                                                          10,715,101
Telephone - Integrated - 1.0%
         1,420,000  AT&T, Inc., 5.8750%, 8/15/12                                                                           1,552,158
         1,042,000  AT&T, Inc., 4.9500%, 1/15/13                                                                           1,119,308
        19,365,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                19,921,744
                                                                                                                          22,593,210
Television - 0.8%
        15,340,000  CBS Corp., 6.6250%, 5/15/11                                                                           16,109,501
         1,420,000  CBS Corp., 8.2000%, 5/15/14                                                                            1,657,854
                                                                                                                          17,767,355
Textile - Home Furnishings - 0%
           945,000  Mohawk Industries, Inc., 6.5000%, 1/15/11                                                                982,800
Tobacco - 0.1%
         1,514,000  Philip Morris International, Inc., 4.8750%, 5/16/13                                                    1,626,204
Transportation - Railroad - 0.2%
         2,210,000  Canadian Pacific Railway Co., 6.2500%, 10/15/11                                                        2,361,286
         2,649,000  Union Pacific Corp., 5.4500%, 1/31/13                                                                  2,870,498
                                                                                                                           5,231,784
Transportation - Services - 0.2%
           949,000  FedEx Corp., 7.3750%, 1/15/14                                                                          1,089,789
         2,239,000  United Parcel Service, Inc., 3.8750%, 4/1/14                                                           2,345,561
                                                                                                                           3,435,350
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,317,940,822)                                                                            1,354,286,991
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 35.3%
                   U.S. Treasury Notes/Bonds:
         1,805,000  2.1250%, 4/30/10                                                                                       1,807,819
         1,734,000  4.5000%, 5/15/10                                                                                       1,743,008
         6,355,000  2.6250%, 5/31/10                                                                                       6,380,566
         1,255,000  2.8750%, 6/30/10                                                                                       1,263,383
         1,350,000  2.7500%, 7/31/10                                                                                       1,361,497
         4,114,000  2.3750%, 8/31/10                                                                                       4,150,479
         1,237,000  4.5000%, 11/15/10                                                                                      1,269,278
         1,475,000  1.2500%, 11/30/10                                                                                      1,484,046
           560,000  4.5000%, 2/28/11                                                                                         580,803
        26,595,000  0.8750%, 3/31/11                                                                                      26,706,167
         5,059,000  4.8750%, 4/30/11                                                                                       5,297,724
       173,547,000  1.1250%, 6/30/11**                                                                                   174,807,993
        53,005,000  1.0000%, 7/31/11                                                                                      53,278,294
        20,966,000  1.0000%, 8/31/11                                                                                      21,062,632
         1,386,000  4.6250%, 8/31/11                                                                                       1,463,150
         2,830,000  1.7500%, 11/15/11                                                                                      2,872,671
       139,240,000  0.7500%, 11/30/11**                                                                                  139,049,659
           360,000  1.1250%, 1/15/12                                                                                         361,322
       223,547,000  0.8750%, 1/31/12                                                                                     223,285,004
        90,795,000  0.8750%, 2/29/12                                                                                      90,607,054
        41,110,000  1.0000%, 3/31/12                                                                                      41,090,678
           357,000  1.8750%, 6/15/12                                                                                         362,829
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $799,083,308)                                                                      800,286,056
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.6%
        81,064,180  Janus Cash Liquidity Fund LLC, 0% (cost $81,064,180)                                                  81,064,180
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note - 0.1%
         1,142,425  California Infrastructure and Economic Development Bank Industrial Revenue Series B, 3.7500%, 4/1/24
                    (amortized cost $1,142,425) +++                                                                        1,142,425
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,224,940,049) - 100%                                                                  $2,262,904,287
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                   $   61,344,054                  2.7%
Belgium                                            388,176                  0.0%
Canada                                          23,557,577                  1.0%
Cayman Islands                                  12,729,465                  0.6%
Chile                                            8,070,149                  0.4%
Luxembourg                                      38,608,263                  1.7%
Netherlands                                     23,723,655                  1.0%
New Zealand                                     15,886,282                  0.7%
Singapore                                       19,353,292                  0.9%
Sweden                                          10,795,733                  0.5%
Switzerland                                      4,394,000                  0.2%
United Kingdom                                  26,739,320                  1.2%
United States++                              2,017,314,321                 89.1%
--------------------------------------------------------------------------------
Total                                       $2,262,904,287                100.0%

++Includes Cash Equivalents (85.5% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC      Public Liability Company

ULC      Unlimited Liability Company

REIT     Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

+++      Rate is subject to change.  Rate shown reflects current rate.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Short-Term Bond Fund

Bank Loans                                                  $                   --   $           26,124,635   $                   --
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds                                                                 --            1,354,286,991                       --
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                                                       --              800,286,056                       --
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note                                    --                1,142,425                       --
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                                                    --               81,064,180                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                             $                   --   $        2,262,904,287   $                   --
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                       $   101,010,000

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 40.8%
           643,131  INTECH Risk-Managed Growth Fund - Class I Shares                                                  $    7,434,596
         1,204,308  INTECH Risk-Managed Value Fund - Class I Shares                                                       10,670,165
            39,972  Janus Contrarian Fund - Class I Shares                                                                   571,594
            80,759  Janus Fund - Class I Shares                                                                            2,190,980
           144,456  Janus Global Real Estate Fund - Class I Shares                                                         1,217,766
           250,567  Janus Growth and Income Fund - Class I Shares                                                          7,389,230
           826,600  Janus International Equity Fund - Class I Shares                                                       8,671,038
           426,631  Janus Orion Fund - Class I Shares                                                                      4,560,689
            74,809  Janus Overseas Fund - Class I Shares                                                                   3,453,181
           171,057  Janus Research Fund - Class I Shares                                                                   4,432,084
           466,324  Perkins Large Cap Value Fund - Class I Shares                                                          6,066,877
            34,287  Perkins Small Cap Value Fund - Class I Shares                                                            767,332
                                                                                                                          57,425,532

Fixed Income Funds - 59.2%
         6,534,498  Janus Flexible Bond Fund - Class I Shares                                                             68,677,577
           754,511  Janus High-Yield Fund - Class I Shares                                                                 6,518,971
         2,637,357  Janus Short-Term Bond Fund - Class I Shares                                                            8,123,059
                                                                                                                          83,319,607
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $128,586,493) - 100%                                                                       140,745,139
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information

Valuation Inputs Summary
(as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Conservative
Mutual Funds
Equity Funds                                                $                   --   $           57,425,532   $                   --
Fixed-Income Funds                                                              --               83,319,607                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                             $                   --   $          140,745,139   $                   --

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 81.6%
         1,256,315  INTECH Risk-Managed Growth Fund - Class I Shares                                                  $   14,523,005
         2,613,139  INTECH Risk-Managed Value Fund - Class I Shares                                                       23,152,415
           468,307  Janus Contrarian Fund - Class I Shares                                                                 6,696,784
           242,715  Janus Fund - Class I Shares                                                                            6,584,870
           630,017  Janus Global Real Estate Fund - Class I Shares                                                         5,311,043
           456,725  Janus Growth and Income Fund - Class I Shares                                                         13,468,822
         3,585,569  Janus International Equity Fund - Class I Shares                                                      37,612,617
           303,643  Janus Orion Fund - Class I Shares                                                                      3,245,940
           440,037  Janus Overseas Fund - Class I Shares                                                                  20,312,114
           454,467  Janus Research Fund - Class I Shares                                                                  11,775,247
           184,444  Janus Twenty Fund - Class D Shares                                                                    11,798,903
         1,223,546  Perkins Large Cap Value Fund - Class I Shares                                                         15,918,334
           210,659  Perkins Mid Cap Value Fund - Class I Shares                                                            4,406,978
           188,111  Perkins Small Cap Value Fund - Class I Shares                                                          4,209,929
                                                                                                                         179,017,001
Fixed-Income Funds - 18.4%
         3,313,473  Janus Flexible Bond Fund - Class I Shares                                                             34,824,599
           650,165  Janus High-Yield Fund - Class I Shares                                                                 5,617,426
                                                                                                                          40,442,025
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $202,260,998) - 100%                                                                       219,459,026
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information

Valuation Inputs Summary
(as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Growth
Mutual Funds
Equity Funds                                                $                   --   $          179,017,001   $                   --
Fixed-Income Funds                                                              --               40,442,025                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                             $                   --   $          219,459,026   $                   --

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 62.3%
           938,091  INTECH Risk-Managed Growth Fund - Class I Shares                                                  $   10,844,336
         2,172,205  INTECH Risk-Managed Value Fund - Class I Shares                                                       19,245,738
           224,442  Janus Fund - Class I Shares                                                                            6,089,109
           403,873  Janus Global Real Estate Fund - Class I Shares                                                         3,404,652
           421,476  Janus Growth and Income Fund - Class I Shares                                                         12,429,330
         1,839,825  Janus International Equity Fund - Class I Shares                                                      19,299,764
           595,180  Janus Orion Fund - Class I Shares                                                                      6,362,474
           376,362  Janus Overseas Fund - Class I Shares                                                                  17,372,859
           336,565  Janus Research Fund - Class I Shares                                                                   8,720,411
            68,082  Janus Twenty Fund - Class D Shares                                                                     4,355,189
           842,740  Perkins Large Cap Value Fund - Class I Shares                                                         10,964,044
           265,965  Perkins Small Cap Value Fund - Class I Shares                                                          5,952,291
                                                                                                                         125,040,197
Fixed-Income Funds - 37.7%
         6,041,700  Janus Flexible Bond Fund - Class I Shares                                                             63,498,273
           513,656  Janus High-Yield Fund - Class I Shares                                                                 4,437,989
         2,474,906  Janus Short-Term Bond Fund - Class I Shares                                                            7,622,711
                                                                                                                          75,558,973
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $181,493,849) - 100%                                                                       200,599,170
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information

Valuation Inputs Summary
(as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Moderate
Mutual Funds
Equity Funds                                                $                   --   $          125,040,197   $                   --
Fixed-Income Funds                                                              --               75,558,973                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                             $                   --   $          200,599,170   $                   --

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.0%
Aerospace and Defense - Equipment - 0.9%
             9,500  United Technologies Corp.                                                                         $      699,295
Apparel Manufacturers - 0.3%
             2,400  VF Corp.                                                                                                 192,360
Applications Software - 1.2%
            30,000  Microsoft Corp.                                                                                          878,100
Beverages - Non-Alcoholic - 1.4%
             7,000  Coca-Cola Co.                                                                                            385,000
            10,100  PepsiCo, Inc.                                                                                            668,216
                                                                                                                           1,053,216
Brewery - 0.7%
            12,000  Molson Coors Brewing Co. - Class B                                                                       504,720
Cable/Satellite TV - 1.0%
            39,400  Comcast Corp. - Class A                                                                                  741,508
Cellular Telecommunications - 1.1%
            36,000  Vodafone Group PLC                                                                                       838,440
Chemicals - Specialty - 0.2%
             1,500  Lubrizol Corp.                                                                                           137,580
Commercial Banks - 0.7%
            15,200  BB&T Corp.                                                                                               492,328
Commercial Services - Finance - 0.6%
            26,000  Western Union Co.                                                                                        440,960
Computer Services - 0.5%
             8,600  Accenture, Ltd. - Class A (U.S. Shares)                                                                  360,770
Computers - 2.0%
            14,000  Hewlett-Packard Co.                                                                                      744,100
             6,000  International Business Machines Corp.                                                                    769,500
                                                                                                                           1,513,600
Computers - Memory Devices - 0.8%
            34,500  EMC Corp.*                                                                                               622,380
Consumer Products - Miscellaneous - 0.4%
             5,000  Kimberly-Clark Corp.                                                                                     314,400
Cosmetics and Toiletries - 0.4%
             4,500  Procter & Gamble Co.                                                                                     284,715
Diversified Banking Institutions - 5.2%
            59,000  Bank of America Corp.**                                                                                1,053,150
             3,500  Goldman Sachs Group, Inc.                                                                                597,205
            14,200  HSBC Holdings PLC                                                                                        719,798
            32,800  JPMorgan Chase & Co.**                                                                                 1,467,800
                                                                                                                           3,837,953
Diversified Operations - 4.2%
             4,500  3M Co.                                                                                                   376,065
            80,900  General Electric Co.**                                                                                 1,472,380
             9,500  Illinois Tool Works, Inc.                                                                                449,920
            22,000  Tyco International, Ltd. (U.S. Shares)**                                                                 841,500
                                                                                                                           3,139,865
Electric - Integrated - 1.2%
             6,100  Entergy Corp.                                                                                            496,235
            14,000  Public Service Enterprise Group, Inc.                                                                    413,280
                                                                                                                             909,515
Electronic Components - Semiconductors - 1.1%
            38,200  Intel Corp.                                                                                              850,332
Engineering - Research and Development Services - 0.7%
            11,000  URS Corp.*                                                                                               545,710
Entertainment Software - 0.8%
            28,500  Activision Blizzard, Inc.                                                                                343,710
            13,200  Electronic Arts, Inc.*                                                                                   246,312
                                                                                                                             590,022
Finance - Credit Card - 0.5%
            24,400  Discover Financial Services                                                                              363,560
Food - Miscellaneous/Diversified - 0.6%
             5,000  Kellogg Co.                                                                                              267,150
             7,000  Unilever PLC (ADR)                                                                                       204,960
                                                                                                                             472,110
Food - Retail - 0.9%
            22,000  Kroger Co.                                                                                               476,520
             8,700  Safeway, Inc.                                                                                            216,282
                                                                                                                             692,802
Forestry - 0.4%
             6,000  Weyerhaeuser Co.                                                                                         271,620
Gold Mining - 1.3%
            26,200  Goldcorp, Inc. (U.S. Shares)**                                                                           975,164
Instruments - Scientific - 1.1%
            16,000  Thermo Fisher Scientific, Inc.*                                                                          823,040
Insurance Brokers - 0.7%
            12,000  AON Corp.                                                                                                512,520
Internet Infrastructure Software - 0.3%
             7,600  Akamai Technologies, Inc.*                                                                               238,716
Internet Security - 0.8%
            35,500  Symantec Corp.*                                                                                          600,660
Investment Management and Advisory Services - 2.3%
            14,000  Ameriprise Financial, Inc.                                                                               635,040
            49,000  INVESCO, Ltd.                                                                                          1,073,590
                                                                                                                           1,708,630
Machinery - Farm - 0.5%
             6,000  Deere & Co.                                                                                              356,760
Medical - Biomedical and Genetic - 1.0%
             7,500  Amgen, Inc.*                                                                                             448,200
             5,100  Genzyme Corp.*                                                                                           264,333
                                                                                                                             712,533
Medical - Drugs - 3.2%
            11,700  Abbott Laboratories                                                                                      616,356
            21,700  Eli Lilly & Co.                                                                                          785,974
            56,700  Pfizer, Inc.                                                                                             972,405
                                                                                                                           2,374,735
Medical - HMO - 0.8%
             9,500  WellPoint, Inc.*                                                                                         611,610
Medical - Wholesale Drug Distributors - 0.2%
             2,800  McKesson Corp.                                                                                           184,016
Medical Instruments - 1.6%
             5,000  Beckman Coulter, Inc.                                                                                    314,000
             8,700  Medtronic, Inc.                                                                                          391,761
            11,700  St. Jude Medical, Inc.*                                                                                  480,285
                                                                                                                           1,186,046
Medical Labs and Testing Services - 0.8%
             8,000  Laboratory Corp. of America Holdings*                                                                    605,680
Medical Products - 2.7%
             9,000  Becton, Dickinson and Co.                                                                                708,570
             8,110  Covidien PLC (U.S. Shares)                                                                               407,771
             9,000  Johnson & Johnson                                                                                        586,800
             5,500  Zimmer Holdings, Inc.*                                                                                   325,600
                                                                                                                           2,028,741
Metal - Copper - 0.6%
             5,700  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           476,178
Multi-Line Insurance - 1.3%
            29,200  Allstate Corp.**                                                                                         943,452
Multimedia - 2.1%
            39,000  News Corp. - Class A                                                                                     561,990
            14,500  Time Warner, Inc.                                                                                        453,415
            15,000  Viacom, Inc. - Class B*                                                                                  515,700
                                                                                                                           1,531,105
Networking Products - 1.2%
            33,000  Cisco Systems, Inc.*                                                                                     858,990
Non-Hazardous Waste Disposal - 0.3%
             6,400  Republic Services, Inc.                                                                                  185,728
Oil - Field Services - 0.5%
             6,000  Schlumberger, Ltd. (U.S. Shares)                                                                         380,760
Oil and Gas Drilling - 0.4%
             3,700  Transocean, Ltd. (U.S. Shares)*                                                                          319,606
Oil Companies - Exploration and Production - 6.6%
            12,500  Anadarko Petroleum Corp.**                                                                               910,375
             2,500  Apache Corp.                                                                                             253,750
             8,800  Comstock Resources, Inc.*                                                                                279,840
             3,300  Devon Energy Corp.                                                                                       212,619
            10,000  EnCana Corp. (U.S. Shares)                                                                               310,300
             3,000  EQT Corp.                                                                                                123,000
             9,800  Forest Oil Corp.*                                                                                        253,036
             9,800  Noble Energy, Inc.**                                                                                     715,400
             8,500  Occidental Petroleum Corp.                                                                               718,590
             6,000  Questar Corp.                                                                                            259,200
             9,600  Southwestern Energy Co.*                                                                                 390,912
            10,000  Ultra Petroleum Corp. (U.S. Shares)*                                                                     466,300
                                                                                                                           4,893,322
Oil Companies - Integrated - 3.8%
            30,800  Exxon Mobil Corp.**                                                                                    2,062,984
            12,700  Hess Corp.**                                                                                             794,385
                                                                                                                           2,857,369
Oil Field Machinery and Equipment - 0.2%
             4,000  National Oilwell Varco, Inc.                                                                             162,320
Pipelines - 0.7%
             4,800  Kinder Morgan Energy Partners L.P.                                                                       314,016
             3,600  Plains All American Pipeline L.P.                                                                        204,840
                                                                                                                             518,856
Property and Casualty Insurance - 1.3%
            18,200  Chubb Corp.**                                                                                            943,670
Reinsurance - 2.8%
            17,400  Berkshire Hathaway, Inc. - Class B*                                                                    1,414,098
             6,000  Everest Re Group, Ltd.                                                                                   485,580
             2,500  PartnerRe, Ltd.                                                                                          199,300
                                                                                                                           2,098,978
REIT - Apartments - 0.2%
             4,000  Equity Residential                                                                                       156,600
REIT - Regional Malls - 0.3%
             2,712  Simon Property Group, Inc.                                                                               227,537
REIT - Storage - 0.4%
             3,000  Public Storage                                                                                           275,970
Retail - Apparel and Shoe - 1.1%
            34,000  Gap, Inc.                                                                                                785,740
Retail - Building Products - 0.6%
            19,000  Lowe's Cos., Inc.                                                                                        460,560
Retail - Discount - 1.9%
             2,700  Target Corp.                                                                                             142,020
            22,600  Wal-Mart Stores, Inc.**                                                                                1,256,560
                                                                                                                           1,398,580
Retail - Drug Store - 0.6%
            11,600  CVS Caremark Corp.                                                                                       424,096
Retail - Major Department Stores - 0.4%
             7,000  TJX Cos., Inc.                                                                                           297,640
Retail - Regional Department Stores - 0.3%
             4,500  Kohl's Corp.*                                                                                            246,510
Retail - Restaurants - 0.9%
             9,500  McDonald's Corp.                                                                                         633,840
Savings/Loan/Thrifts - 0.6%
            28,100  People's United Financial, Inc.                                                                          439,484
Semiconductor Equipment - 1.0%
            55,400  Applied Materials, Inc.                                                                                  746,792
Super-Regional Banks - 3.9%
            17,200  PNC Financial Services Group, Inc.                                                                     1,026,840
            46,600  U.S. Bancorp**                                                                                         1,206,008
            22,000  Wells Fargo & Co.                                                                                        684,640
                                                                                                                           2,917,488
Telephone - Integrated - 3.9%
            53,000  AT&T, Inc.**                                                                                           1,369,520
            22,000  CenturyTel, Inc.                                                                                         780,120
            25,000  Verizon Communications, Inc.**                                                                           775,500
                                                                                                                           2,925,140
Tobacco - 0.3%
             4,500  Philip Morris International, Inc.                                                                        234,720
Tools - Hand Held - 0.3%
             5,500  Snap-On, Inc.                                                                                            238,370
Transportation - Railroad - 1.4%
            11,700  Kansas City Southern*                                                                                    423,189
             4,500  Norfolk Southern Corp.                                                                                   251,505
             4,900  Union Pacific Corp.                                                                                      359,170
                                                                                                                           1,033,864
Wireless Equipment - 0.6%
            10,000  QUALCOMM, Inc.                                                                                           419,900
X-Ray Equipment - 0.4%
            14,000  Hologic, Inc.*                                                                                           259,560
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $55,307,507)                                                                                     63,959,437
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 14.0%
   $    10,400,000  RBC Capital Markets Corp.
                     dated 3/31/10, maturing 4/1/10
                     to be repurchased at $37,800,021
                     collateralized by $64,144,536
                     in U.S. Government Agencies
                     0.6300%-7.7000%, 2/15/14-5/15/37
                     with a value of $10,608,000
                     (cost $10,400,000)                                                                                   10,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $65,707,507) - 100%                                                                         74,359,437
------------------------------------------------------------------------------------------------------------------------------------

Financial Futures - Long

63 Contracts        S&P 500(R) (E-mini)
                       expires June 2010
                       principal amount $3,578,265, value $3,670,380
                       cumulative appreciation                           $92,115

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                     $    1,758,470                  2.4%
Canada                                           1,751,764                  2.3%
Ireland                                            768,541                  1.0%
Netherlands Antilles                               380,760                  0.5%
Switzerland                                      1,161,106                  1.6%
United Kingdom                                   1,763,198                  2.4%
United States++                                 66,775,598                 89.8%
--------------------------------------------------------------------------------
Total                                       $   74,359,437                100.0%

++ Includes Cash Equivalents (75.8% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

PLC          Public Limited Company

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*            Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of March 31, 2010

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Perkins Large Cap Value Fund

Common Stock

Cellular Telecommunications                                 $                   --   $              838,440   $                   --

Diversified Banking Institutions                                         3,118,155                  719,798                       --

Food - Miscellaneous/Diversified                                           267,150                  204,960                       --

All Other                                                               58,810,934                       --                       --

Repurchase Agreements                                                           --               10,400,000                       --

Total Investment in Securities                              $           62,196,239   $           12,163,198   $                   --

Other Financial Instruments(a):

Perkins Large Cap Value Fund                                $                   --   $               92,115   $                   --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Perkins Large Cap Value Fund                                $         10,861,604
--------------------------------------------------------------------------------

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.6%
Aerospace and Defense - 0.6%
         1,150,000  Rockwell Collins, Inc.                                                                            $   71,978,500
Apparel Manufacturers - 0.4%
           650,000  VF Corp.                                                                                              52,097,500
Automotive - Truck Parts and Equipment - Original - 0.3%
         1,103,600  Johnson Controls, Inc.                                                                                36,407,764
Brewery - 1.0%
         2,900,000  Molson Coors Brewing Co. - Class B                                                                   121,974,000
Building - Residential and Commercial - 1.1%
         3,200,000  KB Home                                                                                               53,600,000
         1,377,130  Lennar Corp. - Class A                                                                                23,700,407
         5,600,000  Pulte Homes, Inc.*                                                                                    63,000,000
                                                                                                                         140,300,407
Cable/Satellite TV - 0.3%
         1,833,000  Comcast Corp. - Class A                                                                               34,497,060
Chemicals - Diversified - 0.7%
         1,400,571  FMC Corp.                                                                                             84,790,568
Chemicals - Specialty - 0.3%
           400,000  Lubrizol Corp.                                                                                        36,688,000
Commercial Banks - 0.7%
         2,850,000  BB&T Corp.                                                                                            92,311,500
Commercial Services - Finance - 1.4%
         2,000,000  Global Payments, Inc.                                                                                 91,100,000
         4,600,000  Western Union Co.                                                                                     78,016,000
                                                                                                                         169,116,000
Computer Aided Design - 0.1%
           500,000  Autodesk, Inc.*                                                                                       14,710,000
Computer Services - 0.9%
         1,250,000  Accenture, Ltd. - Class A (U.S. Shares)                                                               52,437,500
         2,600,000  SRA International, Inc.*                                                                              54,054,000
                                                                                                                         106,491,500
Computers - 0.6%
         1,500,500  Hewlett-Packard Co.                                                                                   79,751,575
Computers - Integrated Systems - 1.5%
         3,150,000  Diebold, Inc.                                                                                        100,044,000
         1,400,000  Jack Henry & Associates, Inc.                                                                         33,684,000
         3,600,000  NCR Corp.*                                                                                            49,680,000
                                                                                                                         183,408,000
Computers - Memory Devices - 0.7%
         4,800,100  EMC Corp.*                                                                                            86,593,804
Consumer Products - Miscellaneous - 0.9%
         1,081,000  Fortune Brands, Inc.                                                                                  52,439,310
           929,500  Kimberly-Clark Corp.                                                                                  58,446,960
                                                                                                                         110,886,270
Containers - Metal and Glass - 0.9%
         2,100,000  Ball Corp.                                                                                           112,098,000
Containers - Paper and Plastic - 0.6%
         1,200,000  Pactiv Corp.*                                                                                         30,216,000
         2,000,242  Temple-Inland, Inc.                                                                                   40,864,944
                                                                                                                          71,080,944
Distribution/Wholesale - 0.3%
           397,365  W.W. Grainger, Inc.                                                                                   42,963,104
Diversified Banking Institutions - 1.0%
         2,350,000  HSBC Holdings PLC                                                                                    119,121,500
Diversified Operations - 1.1%
         3,500,567  Tyco International, Ltd. (U.S. Shares)                                                               133,896,688
Electric - Integrated - 1.3%
         1,041,900  Entergy Corp.                                                                                         84,758,565
         1,100,000  PPL Corp.                                                                                             30,481,000
         1,772,700  Public Service Enterprise Group, Inc.                                                                 52,330,104
                                                                                                                         167,569,669
Electronic Components - Miscellaneous - 0.4%
         1,400,000  Garmin, Ltd.                                                                                          53,872,000
Electronic Components - Semiconductors - 1.5%
         6,000,000  Intersil Corp. - Class A                                                                              88,560,000
         2,550,200  QLogic Corp.*                                                                                         51,769,060
         2,800,000  Semtech Corp.*                                                                                        48,804,000
                                                                                                                         189,133,060
Electronic Connectors - 0.5%
         1,550,000  Thomas & Betts Corp.*                                                                                 60,822,000
Electronic Parts Distributors - 0.4%
         1,156,421  Tech Data Corp.*                                                                                      48,454,040
Engineering - Research and Development Services - 2.9%
         2,400,000  Jacobs Engineering Group, Inc.*                                                                      108,456,000
         1,900,000  KBR, Inc.                                                                                             42,104,000
         2,100,000  McDermott International, Inc. (U.S. Shares)*                                                          56,532,000
         3,100,000  URS Corp.*                                                                                           153,791,001
                                                                                                                         360,883,001
Entertainment Software - 0.6%
         2,000,000  Activision Blizzard, Inc.                                                                             24,120,000
         2,700,000  Electronic Arts, Inc.*                                                                                50,382,000
                                                                                                                          74,502,000
Finance - Credit Card - 0.7%
         5,900,000  Discover Financial Services                                                                           87,910,000
Finance - Investment Bankers/Brokers - 0.4%
         2,000,212  Raymond James Financial, Inc.                                                                         53,485,669
Food - Baking - 0.7%
         3,350,000  Flowers Foods, Inc.                                                                                   82,879,000
Food - Miscellaneous/Diversified - 1.0%
           850,000  General Mills, Inc.                                                                                   60,171,500
         1,173,100  Kellogg Co.                                                                                           62,678,733
                                                                                                                         122,850,233
Food - Retail - 1.1%
         6,450,000  Kroger Co.                                                                                           139,707,000
Footwear and Related Apparel - 0.1%
           600,878  Wolverine World Wide, Inc.                                                                            17,521,602
Forestry - 1.2%
         2,283,300  Potlatch Corp.                                                                                        80,006,832
         1,400,000  Weyerhaeuser Co.                                                                                      63,378,000
                                                                                                                         143,384,832
Gold Mining - 1.2%
         4,000,000  Goldcorp, Inc. (U.S. Shares)                                                                         148,880,000
Hotels and Motels - 0.4%
         1,400,570  Marriott International, Inc. - Class A                                                                44,145,966
Instruments - Scientific - 1.6%
         3,250,000  PerkinElmer, Inc.                                                                                     77,675,000
         2,300,000  Thermo Fisher Scientific, Inc.*                                                                      118,312,000
                                                                                                                         195,987,000
Insurance Brokers - 1.3%
         1,500,110  AON Corp.                                                                                             64,069,698
         5,100,000  Brown & Brown, Inc.                                                                                   91,392,000
                                                                                                                         155,461,698
Internet Infrastructure Software - 0.3%
         1,250,000  Akamai Technologies, Inc.*                                                                            39,262,500
Internet Security - 0.7%
         5,300,000  Symantec Corp.*                                                                                       89,676,000
Intimate Apparel - 0.3%
           700,000  Warnaco Group, Inc.*                                                                                  33,397,000
Investment Management and Advisory Services - 2.9%
         1,500,000  AllianceBernstein Holding L.P.                                                                        45,990,000
         2,950,000  Ameriprise Financial, Inc.                                                                           133,812,000
         8,200,030  INVESCO, Ltd.                                                                                        179,662,658
                                                                                                                         359,464,658
Life and Health Insurance - 0.5%
         2,000,000  Lincoln National Corp.                                                                                61,400,000
Machinery - Farm - 0.8%
         1,600,000  Deere & Co.                                                                                           95,136,000
Machinery - General Industrial - 0.3%
         1,000,000  IDEX Corp.                                                                                            33,100,000
Medical - Biomedical and Genetic - 1.3%
         2,400,000  Charles River Laboratories International, Inc.*                                                       94,344,000
           900,000  Genzyme Corp.*                                                                                        46,647,000
           413,061  Life Technologies Corp.*                                                                              21,590,698
                                                                                                                         162,581,698
Medical - Drugs - 0.8%
           800,000  Endo Pharmaceuticals Holdings, Inc.*                                                                  18,952,000
         2,500,000  Forest Laboratories, Inc.*                                                                            78,400,000
                                                                                                                          97,352,000
Medical - HMO - 0.3%
         1,600,000  Health Net, Inc.*                                                                                     39,792,000
Medical - Wholesale Drug Distributors - 0.3%
           650,000  McKesson Corp.                                                                                        42,718,000
Medical Instruments - 1.2%
         1,050,000  Beckman Coulter, Inc.                                                                                 65,940,000
         2,050,000  St. Jude Medical, Inc.*                                                                               84,152,500
                                                                                                                         150,092,500
Medical Labs and Testing Services - 1.4%
         2,350,000  Laboratory Corp. of America Holdings*                                                                177,918,500
Medical Products - 2.3%
         1,400,400  Becton, Dickinson and Co.                                                                            110,253,492
         1,800,000  Covidien PLC (U.S. Shares)                                                                            90,504,000
         1,400,000  Zimmer Holdings, Inc.*                                                                                82,880,000
                                                                                                                         283,637,492
Medical Sterilization Products - 0.4%
         1,400,000  STERIS Corp.                                                                                          47,124,000
Metal - Copper - 0.7%
         1,000,000  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                        83,540,000
Metal Processors and Fabricators - 0.5%
         1,600,000  Kaydon Corp.                                                                                          60,160,000
Multi-Line Insurance - 1.7%
         4,950,600  Allstate Corp.                                                                                       159,953,886
         3,900,000  Old Republic International Corp.                                                                      49,452,000
                                                                                                                         209,405,886
Multimedia - 1.0%
           929,100  McGraw-Hill Cos., Inc.                                                                                33,122,415
         2,700,000  Viacom, Inc. - Class B*                                                                               92,826,000
                                                                                                                         125,948,415
Networking Products - 1.1%
         3,300,800  Cisco Systems, Inc.*                                                                                  85,919,824
         1,800,000  Polycom, Inc.*                                                                                        55,044,000
                                                                                                                         140,963,824
Non-Hazardous Waste Disposal - 0.4%
         1,907,600  Republic Services, Inc.                                                                               55,358,552
Oil and Gas Drilling - 0.6%
           832,596  Transocean, Ltd. (U.S. Shares)*                                                                       71,919,642
Oil Companies - Exploration and Production - 8.4%
         1,290,000  Anadarko Petroleum Corp.                                                                              93,950,700
         2,700,000  Bill Barrett Corp.*                                                                                   82,917,000
         2,100,000  Cabot Oil & Gas Corp.                                                                                 77,280,000
         2,300,000  Comstock Resources, Inc.*                                                                             73,140,000
           750,000  Devon Energy Corp.                                                                                    48,322,500
           900,000  EnCana Corp. (U.S. Shares)                                                                            27,927,000
         1,850,000  EQT Corp.                                                                                             75,850,000
         4,350,000  Forest Oil Corp.*                                                                                    112,317,000
         2,000,000  Noble Energy, Inc.                                                                                   146,000,001
         2,850,000  Questar Corp.                                                                                        123,120,000
         1,000,000  Southwestern Energy Co.*                                                                              40,720,000
         1,150,000  St. Mary Land & Exploration Co.                                                                       40,031,500
         2,100,000  Ultra Petroleum Corp. (U.S. Shares)*                                                                  97,923,000
                                                                                                                       1,039,498,701
Oil Companies - Integrated - 1.1%
         2,200,000  Hess Corp.                                                                                           137,610,000
Oil Field Machinery and Equipment - 0.3%
           950,000  National Oilwell Varco, Inc.                                                                          38,551,000
Oil Refining and Marketing - 0.3%
         2,800,000  Frontier Oil Corp.*                                                                                   37,800,000
Paper and Related Products - 0.3%
           700,000  Rayonier, Inc.                                                                                        31,801,000
Pharmacy Services - 0.4%
         1,750,000  Omnicare, Inc.                                                                                        49,507,500
Pipelines - 1.2%
           980,000  Kinder Morgan Energy Partners L.P.                                                                    64,111,600
         1,500,000  Plains All American Pipeline L.P.                                                                     85,350,000
                                                                                                                         149,461,600
Property and Casualty Insurance - 1.1%
         1,400,000  Chubb Corp.                                                                                           72,590,000
         2,200,000  HCC Insurance Holdings, Inc.                                                                          60,720,000
                                                                                                                         133,310,000
Reinsurance - 2.5%
         1,800,000  Berkshire Hathaway, Inc. - Class B*                                                                  146,286,000
         1,650,000  Everest Re Group, Ltd.                                                                               133,534,500
           400,000  PartnerRe, Ltd.                                                                                       31,888,000
                                                                                                                         311,708,500
REIT - Apartments - 1.0%
           350,000  Avalonbay Communities, Inc.                                                                           30,222,500
         1,400,000  BRE Properties, Inc. - Class A                                                                        50,050,000
         1,100,000  Equity Residential                                                                                    43,065,000
                                                                                                                         123,337,500
REIT - Diversified - 0.3%
         1,048,120  Liberty Property Trust                                                                                35,573,193
REIT - Mortgage - 0.3%
         2,605,100  Redwood Trust, Inc.                                                                                   40,170,642
REIT - Office Property - 0.9%
           850,244  Alexandria Real Estate Equities, Inc.                                                                 57,476,494
         1,450,900  Mack-Cali Realty Corp.                                                                                51,144,225
                                                                                                                         108,620,719
REIT - Regional Malls - 0.3%
           800,000  Taubman Centers, Inc.                                                                                 31,936,000
REIT - Storage - 0.6%
           825,300  Public Storage                                                                                        75,919,347
REIT - Warehouse/Industrial - 0.5%
         2,400,000  AMB Property Corp.                                                                                    65,376,000
Rental Auto/Equipment - 0.4%
         1,500,000  Aaron Rents, Inc.                                                                                     50,010,000
Retail - Apparel and Shoe - 1.5%
         1,800,000  American Eagle Outfitters, Inc.                                                                       33,336,000
         4,800,000  Gap, Inc.                                                                                            110,928,000
         2,000,000  Men's Wearhouse, Inc.                                                                                 47,880,000
                                                                                                                         192,144,000
Retail - Auto Parts - 1.4%
         2,300,000  Advance Auto Parts, Inc.                                                                              96,416,000
         1,950,000  O'Reilly Automotive, Inc.*                                                                            81,334,500
                                                                                                                         177,750,500
Retail - Automobile - 0.3%
         1,200,000  Copart, Inc.*                                                                                         42,720,000
Retail - Computer Equipment - 0.6%
         3,300,000  GameStop Corp. - Class A*                                                                             72,303,000
Retail - Discount - 2.2%
         2,100,000  Big Lots, Inc.*                                                                                       76,482,000
         1,000,000  BJ's Wholesale Club, Inc.*                                                                            36,990,000
         2,900,000  Wal-Mart Stores, Inc.                                                                                161,240,000
                                                                                                                         274,712,000
Retail - Drug Store - 1.1%
         2,422,900  CVS Caremark Corp.                                                                                    88,581,224
         1,203,000  Walgreen Co.                                                                                          44,619,270
                                                                                                                         133,200,494
Retail - Pet Food and Supplies - 0.5%
         1,800,000  PetSmart, Inc.                                                                                        57,528,000
Savings/Loan/Thrifts - 2.3%
         3,500,000  NewAlliance Bancshares, Inc.                                                                          44,170,000
         9,900,000  People's United Financial, Inc.                                                                      154,836,000
         4,500,000  Washington Federal, Inc.                                                                              91,440,000
                                                                                                                         290,446,000
Schools - 0.2%
           500,000  Apollo Group, Inc. - Class A*                                                                         30,645,000
Semiconductor Components/Integrated Circuits - 0.2%
         1,000,000  Analog Devices, Inc.                                                                                  28,820,000
Semiconductor Equipment - 0.7%
         6,900,000  Applied Materials, Inc.                                                                               93,012,000
Super-Regional Banks - 1.0%
         1,200,000  Comerica, Inc.                                                                                        45,648,000
         1,250,000  PNC Financial Services Group, Inc.                                                                    74,625,000
                                                                                                                         120,273,000
Telephone - Integrated - 1.6%
         2,700,000  AT&T, Inc.                                                                                            69,768,000
         3,800,000  CenturyTel, Inc.                                                                                     134,748,000
                                                                                                                         204,516,000
Textile - Home Furnishings - 0.4%
         1,000,000  Mohawk Industries, Inc.*                                                                              54,380,000
Tools - Hand Held - 0.6%
         1,850,000  Snap-On, Inc.                                                                                         80,179,000
Toys - 0.3%
         1,900,000  Mattel, Inc.                                                                                          43,206,000
Transportation - Marine - 0.6%
         2,000,000  Kirby Corp.*                                                                                          76,300,000
Transportation - Railroad - 2.0%
         4,100,000  Kansas City Southern*                                                                                148,297,000
           600,000  Norfolk Southern Corp.                                                                                33,534,000
           952,500  Union Pacific Corp.                                                                                   69,818,250
                                                                                                                         251,649,250
Transportation - Truck - 0.4%
         1,250,000  J.B. Hunt Transport Services, Inc.                                                                    44,850,000
Wireless Equipment - 0.6%
         1,700,000  QUALCOMM, Inc.                                                                                        71,383,000
X-Ray Equipment - 0.7%
         4,500,000  Hologic, Inc.*                                                                                        83,430,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,427,090,015)                                                                              11,392,199,067
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
            26,596    iShares Russell Midcap(R) Value Index**
                       expires April 2010
                       exercise price $36.50                                                                                 185,731
            26,542    iShares Russell Midcap(R) Value Index**
                       expires April 2010
                       exercise price $36.57                                                                                 220,808
            31,514    iShares Russell Midcap(R) Value Index**
                       expires June 2010
                         exercise price $35.18                                                                             1,263,459
            37,232    iShares Russell Midcap(R) Value Index**
                       expires August 2010
                         exercise price $37.20                                                                             4,250,904
            34,661    iShares Russell Midcap(R) Value Index**
                       expires October 2010
                       exercise price $39.94                                                                               8,655,351
             2,076    S&P MidCap 400(R) Index**
                       expires April 2010
                       exercise price $701.32                                                                                387,020
             1,372    S&P MidCap 400(R) Index**
                       expires April 2010
                       exercise price $707.17                                                                                305,812
             1,326    S&P MidCap 400(R) Index**
                       expires May 2010
                       exercise price $697.18                                                                                699,847
             1,590    S&P MidCap 400(R)Index**
                       expires June 2010
                       exercise price $682.28                                                                              1,015,143
             1,982    S&P MidCap 400(R) Index**
                       expires July 2010
                       exercise price $684.98                                                                              2,001,932
             1,344    S&P MidCap 400(R) Index**
                       expires July 2010
                       exercise price $722.08                                                                              2,354,482
             1,276    S&P MidCap 400(R) Index**
                       expires July 2010
                       exercise price $723.25                                                                              2,544,626
             1,254    S&P MidCap 400(R) Index**
                       expires August 2010
                       exercise price $721.95                                                                              2,991,644
             1,262    S&P MidCap 400(R) Index**
                       expires September 2010
                       exercise price $719.47                                                                              3,204,377
             1,196    S&P MidCap 400(R) Index**
                       expires September 2010
                       exercise price $770.00                                                                              5,201,818
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $109,142,066)                                                               35,282,954
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 8.1%
  $      655,004,000       Calyon New York Branch, 0.0100%
                           dated 3/31/10, maturing 4/1/10
                           to be repurchased at $655,004,182
                           collateralized by $672,149,018
                           in U.S. Treasuries
                           0.0000% - 4.5000%, 9/16/10 - 5/15/38
                           with a value of $668,104,125                                                                  655,004,000
         350,000,000       Deutsche Bank Securities, Inc., 0.0100%
                           dated 3/31/10, maturing 4/1/10
                           to be repurchased at $350,000,097
                           collateralized by $891,248,030
                           in U.S. Treasuries
                           0.0000% - 1.2500%, 5/31/11 - 8/15/38
                           with a value of $357,000,000                                                                  350,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (cost $1,005,004,000)                                                                       1,005,004,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,541,236,081) - 100%                                                                $12,432,486,021
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                     $  345,085,157                  2.8%
Canada                                         274,730,000                  2.2%
Cayman Islands                                  53,872,000                  0.4%
Ireland                                        142,941,500                  1.1%
Panama                                          56,532,000                  0.5%
Switzerland                                    205,816,330                  1.7%
United Kingdom                                 119,121,500                  1.0%
United States++                             11,234,387,534                 90.3%
--------------------------------------------------------------------------------
Total                                      $12,432,486,021                100.0%

++Includes Cash Equivalents (82.2% excluding Cash Equivalents)

                                                                                      Value
--------------------------------------------------------------------------------------------------
Schedule of Written Options - Puts
                                    iShares Russell Midcap(R) Value Index
                                       expires April 2010
                                       13,298 contracts
                                       exercise price $32.77                     $         (11,665)

                                    iShares Russell Midcap(R) Value Index
                                       expires April 2010
                                       13,271 contracts
                                       exercise price $32.84                               (15,389)

                                    iShares Russell Midcap(R) Value Index
                                       expires June 2010
                                       15,757 contracts
                                       exercise price $31.59                              (223,307)

                                    iShares Russell Midcap(R) Value Index
                                       expires August 2010
                                       18,616 contracts
                                       Exercise price $33.40                              (923,061)

                                    iShares Russell Midcap(R) Value Index
                                       expires October 2010
                                       23,107 contracts
                                       exercise price $35.86                            (2,788,146)

                                    S&P Midcap 400(R) Index
                                       expires April 2010
                                       1,038 contracts
                                       exercise price $629.75                              (21,465)

                                    S&P Midcap 400(R) Index
                                       expires April 2010
                                       686 contracts
                                       exercise price $635.00                              (16,652)

                                    S&P Midcap 400(R) Index
                                       expires May 2010
                                       663 contracts
                                       Exercise price $626.04                              (70,229)

                                    S&P Midcap 400(R) Index
                                       expires June 2010
                                       795 contracts
                                       Exercise price $612.66                             (129,729)

                                    S&P Midcap 400(R) Index
                                       expires July 2010
                                       1,322 contracts
                                       Exercise price $615.08                             (419,436)

                                    S&P Midcap 400(R) Index
                                       expires July 2010
                                       672 contracts
                                       Exercise price $648.40                             (370,326)

                                    S&P Midcap 400(R) Index
                                       expires July 2010
                                       638 contracts
                                       Exercise price $649.45                             (435,038)

                                    S&P Midcap 400(R) Index
                                       expires August 2010
                                       627 contracts
                                       Exercise price $648.28                             (588,486)

                                    S&P Midcap 400(R) Index
                                       expires September 2010
                                       631 contracts
                                       Exercise price $646.05                             (669,211)

                                    S&P Midcap 400(R) Index
                                       expires September 2010
                                       598 contracts
                                       exercise price $691.42                           (1,100,183)
--------------------------------------------------------------------------------------------------
Total Written Options - Puts
                                    (premiums received $28,083,049)              $      (7,782,324)
--------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC          Public Limited Company

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*            Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Mid Cap Value Fund
Common Stock
Diversified Banking Institutions                            $                   --   $          119,121,500   $                   --
All Other Securities                                                11,273,077,567                       --                       --

Repurchase Agreement                                                            --            1,005,004,000                       --

Total Investments in Securities                             $       11,273,077,567   $        1,124,125,500   $                   --
Investments in Purchased Options:
Perkins Mid Cap Value Fund                                  $           35,282,954   $                   --   $                   --
Other Financial Instruments(a):
Perkins Mid Cap Value Fund                                  $                   --   $           (7,782,324)  $                   --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.
Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                                       $       187,859

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 79.7%
Apparel Manufacturers - 0.7%
           845,000  Volcom, Inc.*                                                                                         16,494,400
Applications Software - 0.6%
           425,000  Progress Software Corp.*                                                                              13,357,750
Building - Heavy Construction - 0.8%
           285,000  Granite Construction, Inc.                                                                             8,612,700
           750,000  Sterling Construction Co., Inc.*                                                                      11,790,000
                                                                                                                          20,402,700
Building - Residential and Commercial - 0.3%
           360,000  Ryland Group, Inc.                                                                                     8,078,400
Building and Construction - Miscellaneous - 0.6%
         1,650,000  Dycom Industries, Inc.*                                                                               14,470,500
Chemicals - Specialty - 0.3%
            90,000  Lubrizol Corp.                                                                                         8,254,800
Circuit Boards - 0.6%
         1,700,000  TTM Technologies, Inc.*                                                                               15,096,000
Commercial Banks - 5.7%
           430,000  Columbia Banking System, Inc.                                                                          8,733,300
         2,700,000  F.N.B. Corp.                                                                                          21,897,000
           240,000  First Financial Bancorp.                                                                               4,269,600
           500,000  First Midwest Bancorp, Inc.                                                                            6,775,000
           600,000  Firstmerit Corp.                                                                                      12,942,000
         1,400,000  Glacier Bancorp, Inc.                                                                                 21,322,000
           553,337  Hancock Holding Co.                                                                                   23,135,020
           380,000  Iberiabank Corp.                                                                                      22,803,800
         1,400,000  Old National Bancorp                                                                                  16,730,000
                                                                                                                         138,607,720
Commercial Services - Finance - 1.1%
           350,000  Global Payments, Inc.                                                                                 15,942,500
           690,000  Total System Services, Inc.                                                                           10,805,400
                                                                                                                          26,747,900
Computer Services - 1.2%
         1,100,000  SRA International, Inc.*                                                                              22,869,000
           250,000  SYKES Enterprises, Inc.*                                                                               5,710,000
                                                                                                                          28,579,000
Computers - Integrated Systems - 2.6%
         1,050,000  Diebold, Inc.                                                                                         33,348,000
           925,000  Jack Henry & Associates, Inc.                                                                         22,255,500
           500,000  NCR Corp.*                                                                                             6,900,000
                                                                                                                          62,503,500
Consulting Services - 1.5%
           600,000  CRA International, Inc.*(,)#                                                                          13,752,000
           125,000  MAXIMUS, Inc.                                                                                          7,616,250
         1,175,000  Navigant Consulting, Inc.*                                                                            14,252,750
                                                                                                                          35,621,000
Containers - Paper and Plastic - 1.1%
           540,000  Sonoco Products Co.                                                                                   16,626,600
           550,000  Temple-Inland, Inc.                                                                                   11,236,500
                                                                                                                          27,863,100
Diagnostic Equipment - 0.5%
           560,000  Immucor, Inc.*                                                                                        12,538,400
Direct Marketing - 0.7%
         1,400,000  Harte-Hanks, Inc.                                                                                     18,004,000
Distribution/Wholesale - 0.2%
           150,000  Fossil, Inc.*                                                                                          5,661,000
Electronic Components - Semiconductors - 2.6%
         1,200,000  Intersil Corp. - Class A                                                                              17,712,000
           975,000  Microsemi Corp.*                                                                                      16,906,500
           540,000  QLogic Corp.*                                                                                         10,962,000
           960,000  Semtech Corp.*                                                                                        16,732,800
                                                                                                                          62,313,300
Electronic Connectors - 0.7%
           410,000  Thomas & Betts Corp.*                                                                                 16,088,400
Electronic Parts Distributors - 0.7%
           390,000  Tech Data Corp.*                                                                                      16,341,000
Enterprise Software/Services - 1.0%
         1,700,000  Omnicell, Inc.*(,)#                                                                                   23,851,000
Food - Baking - 1.6%
         1,575,000  Flowers Foods, Inc.                                                                                   38,965,500
Food - Retail - 1.2%
           920,000  Ruddick Corp.                                                                                         29,108,800
Footwear and Related Apparel - 1.0%
           850,000  Wolverine World Wide, Inc.                                                                            24,786,000
Forestry - 1.4%
           940,000  Potlatch Corp.                                                                                        32,937,600
Golf - 0.9%
         2,600,000  Callaway Golf Co.                                                                                     22,932,000
Hospital Beds and Equipment - 0.8%
           740,000  Hill-Rom Holdings, Inc.                                                                               20,135,400
Industrial Automation and Robotics - 0.3%
           400,000  Cognex Corp.                                                                                           7,396,000
Instruments - Scientific - 0.7%
           700,000  PerkinElmer, Inc.                                                                                     16,730,000
Insurance Brokers - 1.6%
         2,200,000  Brown & Brown, Inc.                                                                                   39,424,000
Internet Infrastructure Software - 0.3%
           225,000  Akamai Technologies, Inc.*                                                                             7,067,250
Internet Telephony - 1.1%
         1,100,000  J2 Global Communications, Inc.*                                                                       25,740,000
Machinery - Electrical - 1.0%
           800,000  Franklin Electric Co., Inc.                                                                           23,992,000
Machinery - General Industrial - 1.0%
           500,000  Albany International Corp. - Class A                                                                  10,765,000
           350,000  Wabtec Corp.                                                                                          14,742,000
                                                                                                                          25,507,000
Medical - Biomedical and Genetic - 1.0%
           625,000  Charles River Laboratories International, Inc.*                                                       24,568,750
Medical - Generic Drugs - 0.4%
           150,000  Perrigo Co.                                                                                            8,808,000
Medical Imaging Systems - 0.4%
           650,000  Vital Images, Inc.*                                                                                   10,510,500
Medical Information Systems - 0.6%
         1,150,000  Phase Forward, Inc.*                                                                                  15,030,500
Medical Instruments - 0.4%
           650,000  Angiodynamics, Inc.*                                                                                  10,153,000
Medical Labs and Testing Services - 0.8%
           550,000  Genoptix, Inc.*                                                                                       19,519,500
Medical Laser Systems - 0.1%
           385,000  LCA-Vision, Inc.*                                                                                      3,203,200
Medical Products - 1.2%
           800,000  PSS World Medical, Inc.*                                                                              18,808,000
           235,000  West Pharmaceutical Services, Inc.                                                                     9,858,250
                                                                                                                          28,666,250
Medical Sterilization Products - 1.3%
           910,000  STERIS Corp.                                                                                          30,630,600
Metal Processors and Fabricators - 1.4%
           900,000  Kaydon Corp.                                                                                          33,840,000
Miscellaneous Manufacturing - 0.4%
           950,000  Movado Group, Inc.*(,)#                                                                               10,716,000
Multi-Line Insurance - 0.8%
         1,600,000  Old Republic International Corp.                                                                      20,288,000
Networking Products - 0.5%
           400,000  Polycom, Inc.*                                                                                        12,232,000
Oil Companies - Exploration and Production - 4.7%
           840,000  Bill Barrett Corp.*                                                                                   25,796,400
           480,000  Cabot Oil & Gas Corp.                                                                                 17,664,000
         1,050,000  Comstock Resources, Inc.*                                                                             33,390,000
         1,150,000  Forest Oil Corp.*                                                                                     29,693,000
           250,000  St. Mary Land & Exploration Co.                                                                        8,702,500
                                                                                                                         115,245,900
Oil Refining and Marketing - 0.4%
           780,000  Frontier Oil Corp.*                                                                                   10,530,000
Paper and Related Products - 1.1%
         1,085,900  Glatfelter                                                                                            15,734,691
           270,000  Rayonier, Inc.                                                                                        12,266,100
                                                                                                                          28,000,791
Patient Monitoring Equipment - 0.2%
           550,000  CardioNet Inc.*                                                                                        4,207,500
Pipelines - 1.1%
           415,000  Spectra Energy Partners L.P.                                                                          12,616,000
           630,000  Western Gas Partners L.P.                                                                             13,910,400
                                                                                                                          26,526,400
Property and Casualty Insurance - 4.2%
           556,000  Infinity Property & Casualty Corp.                                                                    25,264,640
         1,175,000  Navigators*(,)#                                                                                       46,212,750
           560,000  RLI Corp.                                                                                             31,931,200
                                                                                                                         103,408,590
Radio - 0.1%
           263,440  Entercom Communications Corp.*                                                                         3,132,302
REIT - Apartments - 0.4%
           300,000  BRE Properties, Inc. - Class A                                                                        10,725,000
REIT - Hotels - 0.7%
         1,700,000  DiamondRock Hospitality Co.*                                                                          17,187,000
REIT - Mortgage - 0.7%
         1,175,000  Redwood Trust, Inc.                                                                                   18,118,500
REIT - Office Property - 1.8%
         1,450,000  Government Properties Income Trust#                                                                   37,714,500
           160,000  Mack-Cali Realty Corp.                                                                                 5,640,000
                                                                                                                          43,354,500
Rental Auto/Equipment - 0.8%
           600,000  Aaron Rents, Inc.                                                                                     20,004,000
Retail - Apparel and Shoe - 2.0%
         1,588,346  Bebe Stores, Inc.                                                                                     14,136,279
           900,000  Finish Line (The), Inc. - Class A                                                                     14,688,000
           850,000  Men's Wearhouse, Inc.                                                                                 20,349,000
                                                                                                                          49,173,279
Retail - Convenience Stores - 1.7%
         1,300,000  Casey's General Stores, Inc.                                                                          40,820,000
Retail - Discount - 1.2%
           760,000  BJ's Wholesale Club, Inc.*                                                                            28,112,400
Retail - Leisure Products - 0.1%
           200,000  MarineMax, Inc.*                                                                                       2,152,000
Retail - Pet Food and Supplies - 1.1%
           870,000  PetSmart, Inc.                                                                                        27,805,200
Retail - Propane Distribution - 0.6%
           370,000  Inergy L.P.                                                                                           13,986,000
Savings/Loan/Thrifts - 5.4%
         2,250,000  First Niagara Financial Group, Inc.                                                                   31,995,000
         2,500,000  NewAlliance Bancshares, Inc.                                                                          31,550,000
         2,500,000  Provident Financial Services, Inc.                                                                    29,750,000
         1,950,000  Washington Federal, Inc.                                                                              39,624,000
                                                                                                                         132,919,000
Semiconductor Equipment - 0.8%
           640,000  MKS Instruments, Inc.*                                                                                12,537,600
           525,000  Verigy, Ltd. (U.S. Shares)*                                                                            5,869,500
                                                                                                                          18,407,100
Telecommunication Services - 0.7%
         2,150,000  Premiere Global Services, Inc.*                                                                       17,759,000
Tools - Hand Held - 0.7%
           420,000  Snap-On, Inc.                                                                                         18,202,800
Transportation - Marine - 1.6%
         1,000,000  Kirby Corp.*                                                                                          38,150,000
Transportation - Railroad - 1.1%
           740,000  Kansas City Southern*                                                                                 26,765,800
X-Ray Equipment - 0.8%
         1,000,000  Hologic, Inc.*                                                                                        18,540,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,615,391,981)                                                                               1,946,994,782
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 20.3%
   $   495,701,000  Calyon New York Branch
                     dated 3/31/10, maturing 4/1/10
                     to be repurchased at $495,701,138
                     collateralized by $508,676,192
                     in U.S. Treasuries
                     0.0000%-4.5000%, 9/16/10-5/15/38
                     with a value of $505,615,054
                     (cost $495,701,000)                                                                                 495,701,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,111,092,981) - 100%                                                                   2,442,695,782
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Singapore                                   $    5,869,500                  0.2%
United States ++                             2,436,826,282                 99.8%
--------------------------------------------------------------------------------
Total                                       $2,442,695,782                100.0%

++ Includes Cash Equivalents (79.5% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*            Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2010.

                                      Purchases                     Sales
                                                                                          Realized        Dividend        Value
                                 Shares        Cost         Shares           Cost        Gain/(Loss)       Income       at 3/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund

CRA International, Inc.          165,000   $  3,751,820             --   $         --   $          --   $         --   $ 13,752,000

Government Properties
  Income Trust                   451,800     10,115,117             --             --              --        420,000     37,714,500

Movado Group, Inc.               950,000     10,351,158             --             --              --             --     10,716,000

Navigators                       713,000     30,442,159             --             --              --             --     46,212,750

Omnicell, Inc.                   100,000      1,170,980             --             --              --             --     23,851,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           $ 55,831,234                  $         --   $          --   $    420,000   $132,246,250
-----------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of March 31, 2010

                                                                                       Level 2 - Other
                                                                                       Significant             Level 3 - Significant
                                                           Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Perkins Small Cap Value Fund

Common Stock                                                $        1,946,994,782   $                   --   $                   --

Repurchase Agreements                                                           --              495,701,000                       --

Total Investment in Securities                              $        1,946,994,782   $          495,701,000   $                   --

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Flexible Bond Fund, Janus Government Money Market Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Modular Portfolio Construction Fund, Janus Short-Term Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund") and Janus Smart Portfolio
- Conservative, Janus Smart Portfolio - Growth, Janus Smart Portfolio - Moderate (collectively, the "Portfolios" and individually, a "Portfolio"). Janus Modular Portfolio Construction Fund and the Portfolios each operate as a "fund of funds," meaning substantially all of the Fund's and the Portfolios' assets will be invested in other Janus funds (the "underlying funds"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. Sixteen funds are included in this report. Each Fund and Portfolio in this report is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and Portfolios and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the "Money Market Funds") are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds, except Janus Modular Portfolio Construction Fund, do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2010. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2010, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by its investment restrictions from purchasing directly. The Funds' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including counterparty risk, currency risk, leverage risk, liquidity risk, and index risk.

Derivatives may generally be traded over-the-counter ("OTC") or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased counterparty credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Equity-Linked Structured Notes

The Funds, except INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund (the "Risk-Managed Funds"), Janus Modular Portfolio Construction Fund and the Money Market Funds, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds, except Janus Modular Portfolio Construction Fund, the Money Market Funds and the Risk-Managed Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds, except the Money Market Funds, may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds, except the Risk-Managed Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended March 31, 2010 is indicated in the table below:

                                                     Number of       Premiums
Put Options                                          Contracts       Received
Perkins Mid Cap Value Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                 119,494    $ 39,390,528
Options written                                          93,409      29,918,113
Options closed                                               --              --
Options expired                                        (121,184)    (41,225,592)
Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2010                    91,719    $ 28,083,049
--------------------------------------------------------------------------------

Other Options

In addition to the option strategies described above, the Funds, except the Money Market Funds and the Risk-Managed Funds, may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a Fund's net assets, when combined with all other illiquid investments of a Fund. The Funds may use exotic options to the extent that they are consistent with the Funds' investment objectives and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options or other spread options.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, except the Money Market Funds and the Risk-Managed Funds, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds adopted the provisions for "Derivatives and Hedging", which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements.

Additional Investment Risk

Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (the "Bond Funds"), and certain underlying funds of Janus Modular Portfolio Construction Fund and the Portfolios may be invested in lower-rated debt securities that have a higher risk of default of loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

The Bond Funds and certain underlying funds of Janus Modular Portfolio Construction Fund and the Portfolios may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds and underlying funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended March 31, 2010 are indicated in the table below:

Fund                                Average Monthly Value                  Rates
--------------------------------------------------------------------------------
Janus High-Yield Fund                         $13,267,430           0% - 6.5000%
Janus Short-Term Bond Fund                      7,982,317      0.2844% - 8.0000%
--------------------------------------------------------------------------------

Borrowing

An underlying fund, Janus Long/Short Fund, of Janus Modular Portfolio Construction Fund and the Portfolios may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except the Money Market Funds and the Risk-Managed Funds, may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

The Bond Funds and certain underlying funds, particularly Janus Balanced Fund and Janus Long/Short Fund, of Janus Modular Portfolio Construction Fund and the Portfolios, may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds and underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds, except Janus Modular Portfolio Construction Fund and the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds, except Janus Modular Portfolio Construction Fund and the Risk-Managed Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and the Fund's return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

The Bond Funds and certain underlying funds, particularly Janus Global Real Estate Fund and Janus Long/Short Fund, of Janus Modular Portfolio Construction Fund and the Portfolios, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds and underlying funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Funds and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the Funds and underlying funds.

The Funds' and underlying funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds and underlying funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds and underlying funds are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Fund, as applicable, are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Deutsche Bank AG (the "Lending Agent") may also invest the cash collateral in investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Securities Traded on a To-Be-Announced Basis

The Bond Funds and certain underlying funds, particularly Janus Balanced Fund, Janus Global Real Estate Fund and Janus Long/Short Fund, of Janus Modular Portfolio Construction Fund and the Portfolios, may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds and underlying funds, normally 15 to 45 days later. Beginning on the date the Funds and underlying funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds, except Janus Modular Portfolio Construction Fund, the Money Market Funds, and the Risk-Managed Funds, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except Janus Modular Portfolio Construction Fund, the Money Market Funds, and the Risk-Managed Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds, except Janus Modular Portfolio Construction Fund, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds and Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2010 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

------------------------------------------------------------------------------------------------------------
                  Fund                        Federal Tax     Unrealized     Unrealized          Net
                                                  Cost       Appreciation   (Depreciation)  Appreciation/
                                                                                           (Depreciation)
------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund                  $261,437,996    $46,247,967  $(2,289,112)        $43,958,855
------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Growth Fund                 712,581,465    112,822,037   (2,269,010)        110,553,027
------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed International Fund            7,469,206      1,083,843     (162,117)            921,726
------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Value Fund                   66,960,282     12,158,855   (1,959,103)         10,199,752
------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                      2,327,070,504     87,678,706   (1,442,589)         86,236,117
------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund              213,341,195              -             -                  -
------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                         1,131,653,021     99,296,016   (3,079,578)         96,216,438
------------------------------------------------------------------------------------------------------------
Janus Modular Portfolio Construction Fund         7,394,892        978,752       (1,034)            977,718
------------------------------------------------------------------------------------------------------------
Janus Money Market Fund                       1,440,491,406              -             -                  -
------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                    2,225,030,008     38,757,007     (882,728)         37,874,279
------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative            131,777,133     10,578,035   (1,610,029)          8,968,006
------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth                  208,200,314     18,259,404   (7,000,692)         11,258,712
------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate                186,815,613     16,676,971   (2,893,414)         13,783,557
------------------------------------------------------------------------------------------------------------
Perkins Large Cap Value Fund                     65,815,973      8,578,078      (34,615)          8,543,463
------------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                  1 0,732,096,338  1,904,523,081  (204,133,398)     1,700,389,683
------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund                  2,114,431,666    343,728,943  (15,464,827)        328,264,116
------------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds and Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds and Portfolios are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Investing Funds' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Investing Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

During the period ended March 31, 2010, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                                            Purchases            Sales             Dividend                Value
                                                           Shares/Cost        Shares/Cost           Income              at 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
INTECH Risk-Managed Core Fund                            $   14,424,025      $   13,701,025      $          288       $      723,000
INTECH Risk-Managed Growth Fund                              81,609,864          81,609,864               2,607                    0
INTECH Risk-Managed International Fund                        1,380,060           1,363,077                 (50)              19,011
INTECH Risk-Managed Value Fund                                7,913,778           8,497,910                 305                    0
Janus Flexible Bond Fund                                    771,028,586         744,464,000              47,062           62,863,477
Janus High-Yield Fund                                       335,815,928         348,461,705              17,901           36,822,037
Janus Short-Term Bond Fund                                  591,458,741         578,733,000              43,545           81,064,180
------------------------------------------------------------------------------------------------------------------------------------
                                                         $1,803,630,982      $1,776,830,581      $      111,658       $  181,491,705
------------------------------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

Janus Modular Portfolio Construction Fund and the Portfolios may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended March 31, 2010, the following Fund and Portfolios had the following affiliated purchases and sales:

                                                 Purchases                   Sales              Realized      Dividend      Value
                                             Shares      Cost         Shares        Cost       Gain/Loss       Income     at 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Modular Portfolio Construction Fund
INTECH Risk-Managed Growth
  Fund - Class I Shares                       8,419  $    88,516       (2,953)  $   (31,218)  $       (98)  $     1,195  $   183,054
INTECH Risk-Managed International
  Fund - Class I Shares                      12,994       90,656       (4,016)      (28,404)         (424)        1,305      181,341
INTECH Risk-Managed Value
  Fund - Class I Shares                      11,136       90,224       (4,779)      (38,841)         (457)          875      184,101
Janus Cash Liquidity Fund LLC               626,251      626,251     (590,000)     (590,000)           --            --      273,442
Janus Contrarian Fund - Class I Shares       54,549      676,757       (3,700)      (49,254)       (1,142)          900      930,065
Janus Flexible Bond Fund - Class I Shares   100,085    1,039,534      (52,278)      537,605         6,913        54,457    1,777,476
Janus Forty Fund - Class I Shares            16,813      518,024       (1,571)      (51,157)       (1,742)           --      899,875
Janus Global Life Sciences Fund -
  Class I Shares                             10,414      217,054       (1,090)      (23,569)            5           327      420,685
Janus Global Real Estate Fund -
  Class I Shares                              5,055       38,691       (1,300)       (9,890)          121         1,301       87,440
Janus High-Yield Fund - Class I Shares       10,419       86,584       (1,917)      (15,579)          507         8,045      170,981
Janus International Equity Fund -
  Class I Shares                             29,835      290,899       (3,077)      (30,921)         (284)        1,869      532,380
Janus Fund - Class I Shares                     335        8,148       (1,069)      (21,848)        4,582            --           --
Janus Orion Fund - Class I Shares            27,799      263,081      (25,632)     (233,353)        6,712           492      467,558
Janus Overseas Fund - Class I Shares         12,042      494,669       (1,163)      (51,157)       (1,742)        2,888      936,926
Janus Research Fund - Class I Shares          3,115       73,174       (1,196)      (28,709)         (584)          456      151,955
Janus Research Core Fund - Class I Shares     6,017      111,810       (5,824)     (103,129)        4,758           679      178,448
Janus Triton Fund - Class I Shares           10,426      127,239       (4,066)      (48,011)        1,774           752      267,615
Perkins Mid Cap Value Fund -
  Class I Shares                              4,494       86,977       (1,846)      (36,127)         (470)          495      176,142
------------------------------------------------------------------------------------------------------------------------------------
                                                     $ 4,928,288                $  (853,562)  $    18,429   $    76,036  $ 7,819,484
------------------------------------------------------------------------------------------------------------------------------------

                                           Purchases                     Sales              Realized        Dividend       Value
                                     Shares       Cost           Shares         Cost        Gain/Loss        Income      at 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative
INTECH Risk-Managed Growth Fund
  Class I Shares                     82,220  $     897,013        (26,035) $    (336,002) $     (45,666) $      47,807 $   7,434,596
INTECH Risk-Managed Value Fund
  Class I Shares                    148,901      1,240,504        (83,618)      (998,292)      (280,301)        51,611    10,670,165
Janus Contrarian Fund -
  Class I Shares                     21,002        270,081       (303,746)    (3,553,229)       617,476          5,519       571,594
Janus Flexible Bond Fund
  Class I Shares                  1,212,793     12,696,961        (45,511)      (473,961)         2,803      1,421,647    68,677,577
Janus Global Real Estate Fund
  Class I Shares                     49,873        399,257         (1,192)        (9,809)           (80)        14,862     1,217,766
Janus Growth and Income Fund
  Class I Shares                      6,666        192,641           (977)       (30,902)        (2,196)            --     7,389,230
Janus Growth and Income Fund
  Class T Shares                     24,401        683,347        (12,394)      (501,921)      (142,557)        11,512            --
Janus High-Yield Fund -
  Class I Shares                     31,580        268,470        (83,573)      (811,664)       (90,511)        72,202     6,518,971
Janus High-Yield Fund -
  Class T Shares                     96,106        810,011        (19,161)      (187,438)       (22,839)       162,028            --
Janus International Equity Fund
  Class I Shares                    105,314      1,052,308        (26,056)      (312,451)       (44,357)        33,252     8,671,038
Janus Fund - Class I Shares          81,184      2,162,844           (425)       (11,504)           (22)            --     2,190,980
Janus Orion Fund - Class I Shares    10,221        106,431         (1,622)       (17,676)          (452)            --     4,560,689
Janus Orion Fund - Class T Shares    41,175        404,362        (26,458)      (313,716)       (40,924)         1,260            --
Janus Overseas Fund -
  Class I Shares                      8,304        354,079        (13,554)      (564,813)        43,922         14,374     3,453,181
Janus Research Fund -
  Class I Shares                      3,140         79,997           (670)       (18,423)        (1,199)            --     4,432,084
Janus Research Fund -
  Class T Shares                     17,135        412,813         (6,429)      (188,705)       (28,583)         9,712            --
Janus Research Core Fund
  Class I Shares                      1,400         26,431         (1,400)       (26,599)           168             --            --
Janus Short-Term Bond Fund
  Class I Shares                     80,679        248,478        (11,184)       (34,560)          (112)        25,719     8,123,059
Janus Short-Term Bond Fund
  Class T Shares                    360,379      1,108,207         (7,792)       (23,866)            66         61,017            --
Perkins Large Cap Value Fund
  Class I Shares                    149,520      1,879,002         (3,844)       (48,921)          (258)        21,704     6,066,877
Perkins Large Cap Value Fund
  Class T Shares                         --             --             --             --             --             --            --
Perkins Small Cap Value Fund
  Class I Shares                     34,543        735,200           (257)        (5,745)            (4)            --       767,332
------------------------------------------------------------------------------------------------------------------------------------
                                             $  26,028,437                 $  (8,470,197) $     (35,626) $   1,954,226 $ 140,745,139
------------------------------------------------------------------------------------------------------------------------------------

                                             Purchases                    Sales              Realized       Dividend        Value
                                        Shares        Cost        Shares         Cost        Gain/Loss       Income       at 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth
INTECH Risk-Managed Growth Fund -
  Class I Shares                         66,281   $  730,357     (130,248)  $  (1,753,441)  $  (277,162)  $   103,607  $  14,523,005
INTECH Risk-Managed Value Fund -
  Class I Shares                        122,252    1,029,530     (424,924)     (4,938,897)   (1,283,243)      127,472     23,152,415
Janus Contrarian Fund -
  Class I Shares                         21,541      286,448      (10,739)       (143,481)       (5,573)        7,561      6,696,784
Janus Flexible Bond Fund -
  Class I Shares                        519,152    5,434,472      (73,523)       (757,498)       13,476       731,697     34,824,599
Janus Global Real Estate Fund -
  Class I Shares                        203,837    1,646,298      (17,773)       (143,391)       (5,484)       64,766      5,311,043
Janus Growth and Income Fund -
  Class I Shares                          9,322      271,011       (2,271)        (72,632)       (7,909)           --     13,468,822
Janus Growth and Income Fund -
  Class T Shares                         11,391      320,031      (21,932)       (774,029)     (149,726)       21,935             --
Janus High-Yield Fund -
  Class I Shares                         18,767      159,795       (2,549)        (22,686)       (1,112)       57,118      5,617,426
Janus High-Yield Fund -
  Class T Shares                         31,046      261,485     (150,342)     (1,478,885)     (185,268)      150,826             --
Janus International Equity Fund
  Class I Shares                        621,714    6,404,499      (78,852)       (833,502)      (62,528)      130,488     37,612,617
Janus Fund - Class I Shares              10,629      278,194       (6,668)       (171,615)         (672)        7,579      6,584,870
Janus Orion Fund - Class I Shares         3,872       40,521       (1,050)         (9,857)          935            --      3,245,940
Janus Orion Fund - Class T Shares         5,174       50,875     (100,792)       (932,958)      106,739         1,192             --
Janus Overseas Fund - Class I Shares     20,729      897,220      (69,025)     (2,894,000)      194,497        85,359     20,312,114
Janus Research Fund - Class I Shares      8,024      202,612      (44,124)     (1,193,711)      (59,281)           --     11,775,247
Janus Research Fund - Class T Shares     12,913      311,779      (76,430)     (2,166,993)     (267,326)       32,846             --
Janus Twenty Fund - Class D Shares        3,226      202,619         (875)        (53,559)          376            --     11,798,903
Janus Twenty Fund - Class T Shares        4,106      248,414      (15,675)       (958,725)        7,068            --             --
Perkins Large Cap Value Fund -
  Class I Shares                        355,367    4,516,692      (29,928)       (378,315)      (10,562)       57,278     15,918,334
Perkins Mid Cap Value Fund -
  Class I Shares                          3,933       81,048       (1,065)        (18,552)        3,022            --      4,406,978
Perkins Mid Cap Value Fund -
  Class T Shares                          6,068      119,914       (3,629)        (72,878)       (2,514)        7,347             --
Perkins Small Cap Value Fund -
  Class I Shares                         21,328      453,711       (4,438)        (90,886)        1,052            --      4,209,929
------------------------------------------------------------------------------------------------------------------------------------
                                                $  23,947,525               $ (19,860,491)  $(1,991,195)  $ 1,587,071  $ 219,459,026
------------------------------------------------------------------------------------------------------------------------------------

                                           Purchases                      Sales              Realized      Dividend        Value
                                       Shares      Cost           Shares         Cost        Gain/Loss      Income       at 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate
INTECH Risk-Managed Growth Fund -
  Class I Shares                         131,349  $ 1,444,867    (150,682) $  (2,041,001)  $   (314,140)  $    77,058  $  10,844,336
INTECH Risk-Managed Value Fund -
  Class I Shares                         257,623    2,165,754    (144,706)    (1,687,418)      (452,336)       92,174     19,245,738
Janus Contrarian Fund -
  Class I Shares                              --           --          --             --             --            --             --
Janus Flexible Bond Fund -
  Class I Shares                       1,270,612   13,303,267     (75,140)      (788,472)            16     1,284,866     63,498,273
Janus Global Real Estate Fund -
  Class I Shares                         142,859    1,148,982      (6,098)       (49,460)        (1,404)       40,588      3,404,652
Janus Growth and Income Fund -
  Class I Shares                          14,316      415,098      (1,912)       (62,481)        (7,234)           --     12,429,330
Janus Growth and Income Fund -
  Class T Shares                          35,899    1,012,104     (18,987)      (702,090)      (155,647)       19,144             --
Janus High-Yield Fund -
  Class I Shares                          23,490      200,082     (81,318)      (782,066)       (80,535)       50,814      4,437,989
Janus High-Yield Fund -
  Class T Shares                          64,991      548,615    (130,391)    (1,282,869)      (159,707)      131,532             --
Janus International Equity Fund -
  Class I Shares                         307,670    3,133,985     (55,216)      (646,653)       (86,463)       69,952     19,299,764
Janus Fund - Class I Shares               26,718      697,835      (5,897)      (154,039)           392         6,646      6,089,109
Janus Orion Fund - Class I Shares         18,607      194,712      (2,655)       (28,958)        (1,335)           --      6,362,474
Janus Orion Fund - Class T Shares         50,331      498,217     (31,663)      (372,781)       (48,288)        1,737             --
Janus Overseas Fund -
  Class I Shares                          44,233    1,908,449     (31,787)    (1,335,771)        81,485        65,270     17,372,859
Janus Research Fund -
  Class I Shares                          10,286      259,616      (1,470)       (40,351)        (3,520)           --      8,720,411
Janus Research Fund -
  Class T Shares                          28,093      681,725     (25,360)      (727,297)       (96,492)       19,752             --
Janus Short-Term Bond Fund -
  Class I Shares                          95,100      292,855     (11,958)       (36,902)           (71)       23,968      7,622,711
Janus Short-Term Bond Fund -
  Class T Shares                         324,659      998,129     (19,223)       (58,604)           677        55,511             --
Janus Twenty Fund - Class D Shares         2,070      129,835        (295)       (17,914)           502            --      4,355,189
Janus Twenty Fund - Class T Shares         5,452      330,987      (5,607)      (341,921)         5,525            --             --
Perkins Large Cap Value Fund -
  Class I Shares                         198,475    2,498,091     (11,634)      (147,674)        (3,506)       43,157     10,964,044
Perkins Small Cap Value Fund -
  Class I Shares                          42,881      906,029      (3,418)       (65,327)         6,757            --      5,952,291
------------------------------------------------------------------------------------------------------------------------------------
                                                 $ 32,769,234              $ (11,370,049)  $ (1,315,324)  $ 1,982,169  $ 200,599,170
------------------------------------------------------------------------------------------------------------------------------------

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements and Disclosures" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2010 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends Fair Value Measurement Standards by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Notes to Schedules of Investments. Management believes applying this guidance does not have a material impact on the financial statements.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update 2010-06, "Improving Disclosures About Fair Value Measurements." This Accounting Standards Update will enhance and clarify existing fair value measurement disclosures. Certain disclosures are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this Accounting Standards Update will have on the Funds' financial statement disclosures.

Subsequent Events

A definitive proxy statement was filed on April 7, 2010 with the SEC that seeks shareholder approval on a number of proposals that will impact the Funds and Portfolios. The table below briefly summarizes the proposals shareholders are being asked to approve. A proxy statement describing each of these matters was sent to shareholders that held shares of the Funds and Portfolios as of March 17, 2010. Assuming shareholder approval, the proposal(s) will become effective on or about July 1, 2010.

Fund(s) Affected                                   Proposal(s)
--------------------------------------------------------------------------------
All Funds or Portfolios                            Board of Trustees elections
--------------------------------------------------------------------------------

In May 2009, in accordance with FASB guidance, the Funds and Portfolios adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no other material events or transactions that would require recognition or disclosure in this filing.